Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN FINANCIAL GROUP INC
Entity Central Index Key	0001042046
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 1,324	$ 1,099
Investments:
Fixed maturities, available for sale at fair value (amortized cost - $20,562 and $18,490)	21,807	19,328
Fixed maturities, trading at fair value	440	393
Equity securities, at fair value (cost - $744 and $458)	928	690
Mortgage loans	401	468
Policy loans	252	264
Real estate and other investments	425	428
Total cash and investments	25,577	22,670
Recoverables from reinsurers	2,942	2,964
Prepaid reinsurance premiums	409	422
Agents' balances and premiums receivable	565	535
Deferred policy acquisition costs	901	1,031
Assets of managed investment entities	3,058	2,537
Other receivables	895	674
Variable annuity assets (separate accounts)	548	616
Other assets	757	606
Goodwill	186	186
Total assets	35,838	32,241
Liabilities and Equity:
Unpaid losses and loss adjustment expenses	6,520	6,413
Unearned premiums	1,484	1,534
Annuity benefits accumulated	15,420	12,905
Life, accident and health reserves	1,727	1,650
Payable to reinsurers	475	320
Liabilities of managed investment entities	2,787	2,323
Long-term debt	934	952
Variable annuity liabilities (separate accounts)	548	616
Other liabilities	1,386	1,047
Total liabilities	31,281	27,760
Shareholders' equity:
Common Stock, no par value - 200,000,000 shares authorized - 97,846,402 and 105,168,366 shares outstanding	98	105
Capital surplus	1,121	1,166
Retained earnings:
Appropriated - managed investment entities	173	197
Unappropriated	2,439	2,368
Accumulated other comprehensive income, net of tax	580	495
Total shareholders' equity	4,411	4,331
Noncontrolling interests	146	150
Total equity	4,557	4,481
Total liabilities and equity	$ 35,838	$ 32,241

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Fixed maturities, available for sale at amortized cost	$ 20,562	$ 18,490
Equity securities, at cost	$ 744	$ 458
Common Stock, par value
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares outstanding	97,846,402	105,168,366

Consolidated Statement of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Property and casualty insurance premiums	$ 2,759	$ 2,550	$ 2,412
Life, accident and health premiums	430	451	444
Investment income	1,241	1,191	1,200
Realized gains (losses) on:
Securities	76	101	43
Subsidiaries	(3)	(13)	(5)
Income (loss) of managed investment entities:
Investment income	105	93
Loss on change in fair value of assets/liabilities	(33)	(70)
Other income	175	194	226
Total revenues	4,750	4,497	4,320
Costs and Expenses:
Property and casualty insurance losses and loss adjustment expenses	1,744	1,457	1,187
Property and casualty insurance commissions and other underwriting expenses	835	787	792
Annuity benefits	510	444	435
Life, accident and health benefits	369	368	361
Annuity and supplemental insurance acquisition expenses	202	219	180
Interest charges on borrowed money	85	78	67
Expenses of managed investment entities	71	55
Other operating and general expenses	376	395	480
Total costs and expenses	4,192	3,803	3,502
Operating earnings before income taxes	558	694	818
Provision for income taxes	239	268	284
Net earnings, including noncontrolling interests	319	426	534
Less: Net earnings (loss) attributable to noncontrolling interests	(23)	(56)	11
Net Earnings Attributable to Shareholders	342	482	523
Earnings Attributable to Shareholders per Common Share:
Basic	$ 3.37	$ 4.41	$ 4.52
Diluted	$ 3.32	$ 4.36	$ 4.48
Average number of Common Shares:
Basic	101.3	109.2	115.7
Diluted	102.9	110.5	116.8
Cash dividends per Common Share	$ 0.6625	$ 0.575	$ 0.52
Supplemental disclosure of Realized gains (losses) on securities:
Realized gains before impairments	128	163	246
Losses on securities with impairment	(31)	(50)	(373)
Non-credit portion recognized in other comprehensive income (loss)	(21)	(12)	170
Impairment charges recognized in earnings	(52)	(62)	(203)
Total realized gains on securities	$ 76	$ 101	$ 43

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 319	$ 426	$ 534
Net unrealized gains on securities:
Unrealized holding gains on securities arising during the period	161	403	958
Reclassification adjustment for:
Realized gains included in net earnings	(68)	(73)	(51)
Unrealized gains on subsidiary sold	(1)
Total net unrealized gains on securities	92	330	907
Foreign currency translation adjustments	(2)	8	19
Pension and other postretirement plans adjustments	1		(1)
Other comprehensive income, net of tax	91	338	925
Total comprehensive income, net of tax	410	764	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests	(17)	(54)	18
Comprehensive income attributable to shareholders	$ 427	$ 818	$ 1,441

Consolidated Statement of Changes in Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Shares	Common Stock and Capital Surplus USD ($)	Retained Earnings Appro. USD ($)	Retained Earnings Unappro. USD ($)	Accum.Other Comprehensive Inc. (Loss) USD ($)	Total USD ($)	Noncontrolling Interests USD ($)
Beginning Balance at Dec. 31, 2007
Balance at December 31, 2008, as previously reported	$ 2,602		$ 1,351		$ 1,842	$ (703)	$ 2,490	$ 112
Balance at December 31, 2008, shares previously reported		115,599,169
Cumulative effect of accounting change for deferred policy acquisition costs	(196)				(162)	(34)	(196)
Ending Balance at Dec. 31, 2008	2,406		1,351		1,680	(737)	2,294	112
Beginning Balance, shares at Dec. 31, 2008		115,599,169
Cumulative effect of accounting change for other-than-temporary impairments					17	(17)
Net earnings	534				523		523	11
Other comprehensive income (loss)	925					918	918	7
Dividends on Common Stock	(61)				(61)		(61)
Shares issued:
Exercise of stock options	18		18				18
Exercise of stock options, shares		1,026,891
Other benefit plans	3		3				3
Other benefit plans, shares		207,601
Dividend reinvestment plan, shares		20,847
Stock-based compensation expense	11		11				11
Shares acquired and retired	(81)		(39)		(42)		(81)
Shares acquired and retired, shares		(3,291,835)
Shares exchanged - benefit plans	(4)		(2)		(2)		(4)
Shares exchanged - benefit plans, shares		(176,330)
Noncontrolling interest of acquired business	10							10
Other			2				2	(2)
Ending Balance at Dec. 31, 2009	3,761		1,344	0	2,115	164	3,623	138
Ending Balance, shares at Dec. 31, 2009		113,386,343
Cumulative effect of accounting change for other-than-temporary impairments	261			261	4	(4)	261
Net earnings	426				482		482	(56)
Other comprehensive income (loss)	338					336	336	2
Allocation of losses of managed investment entities				(64)			(64)	64
Dividends on Common Stock	(63)				(63)		(63)
Shares issued:
Exercise of stock options	31		31				31
Exercise of stock options, shares		1,547,526
Other benefit plans	6		6				6
Other benefit plans, shares		479,514
Dividend reinvestment plan, shares		17,028
Stock-based compensation expense	12		12				12
Shares acquired and retired	(292)		(122)		(170)		(292)
Shares acquired and retired, shares		(10,261,045)
Shares exchanged - benefit plans, shares		(1,000)
Other	1					(1)	(1)	2
Ending Balance at Dec. 31, 2010	4,481		1,271	197	2,368	495	4,331	150
Ending Balance, shares at Dec. 31, 2010	105,168,366	105,168,366
Net earnings	319				342		342	(23)
Other comprehensive income (loss)	91					85	85	6
Allocation of losses of managed investment entities				(24)			(24)	24
Dividends on Common Stock	(69)				(69)		(69)
Shares issued:
Exercise of stock options	38		38				38
Exercise of stock options, shares	1,576,664	1,576,664
Other benefit plans	9		9				9
Other benefit plans, shares		387,746
Dividend reinvestment plan	1		1				1
Dividend reinvestment plan, shares		15,763
Stock-based compensation expense	14		14				14
Shares acquired and retired	(315)		(113)		(202)		(315)
Shares acquired and retired, shares		(9,281,386)
Shares exchanged - benefit plans	(1)		(1)				(1)
Shares exchanged - benefit plans, shares		(20,751)
Other	(11)							(11)
Ending Balance at Dec. 31, 2011	$ 4,557		$ 1,219	$ 173	$ 2,439	$ 580	$ 4,411	$ 146
Ending Balance, shares at Dec. 31, 2011	97,846,402	97,846,402

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net earnings, including noncontrolling interests	$ 319	$ 426	$ 534
Adjustments:
Depreciation and amortization	180	202	191
Annuity benefits	510	444	435
Realized gains on investing activities	(74)	(92)	(34)
Net purchases of trading securities	(45)	(11)	(51)
Deferred annuity and life policy acquisition costs	(239)	(195)	(155)
Change in:
Reinsurance and other receivables	(228)	555	352
Other assets	(101)	(1)	131
Insurance claims and reserves	134	(413)	(421)
Payable to reinsurers	155	(150)	(41)
Other liabilities	245	4	(17)
Managed investment entities' assets/liabilities	(212)	89
Other operating activities, net	23	6	(9)
Net cash provided by (used in) operating activities	667	864	915
Investing Activities:
Purchases of fixed maturities	(5,321)	(4,979)	(4,855)
Purchases of equity securities	(397)	(223)	(21)
Purchases of mortgage loans	(190)	(159)	(82)
Purchases of real estate, property and equipment	(86)	(74)	(62)
Purchases of subsidiaries		(128)	(5)
Proceeds from maturities and redemptions of fixed maturities	1,974	2,081	1,934
Proceeds from repayments of mortgage loans	269	71	11
Proceeds from sales of fixed maturities	1,293	1,540	2,207
Proceeds from sales of equity securities	198	49	127
Proceeds from sales of real estate, property and equipment	3	4	1
Proceeds from sale of subsidiary	9
Managed investment entities:
Purchases of investments	(1,563)	(1,008)
Proceeds from sales and redemptions of investments	1,391	1,018
Cash and cash equivalents of businesses acquired or sold, net	(5)	95	(23)
Other investing activities, net	(14)	8	(15)
Net cash provided by (used in) investing activities	(2,439)	(1,705)	(783)
Financing Activities:
Annuity receipts	3,326	2,282	1,434
Annuity surrenders, benefits and withdrawals	(1,321)	(1,221)	(1,273)
Net transfers from (to) variable annuity assets	39	7	(10)
Additional long-term borrowings	2	159	581
Reductions of long-term debt	(20)	(39)	(785)
Issuances of managed investment entities' liabilities	394
Retirement of managed investment entities' liabilities	(66)	(45)
Issuances of Common Stock	39	32	15
Repurchases of Common Stock	(315)	(292)	(81)
Cash dividends paid on Common Stock	(67)	(63)	(60)
Other financing activities, net	(14)		(97)
Net cash provided by (used in) financing activities	1,997	820	(276)
Net Change in Cash and Cash Equivalents	225	(21)	(144)
Cash and cash equivalents at beginning of year	1,099	1,120	1,264
Cash and cash equivalents at end of year	$ 1,324	$ 1,099	$ 1,120

Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounting Policies

A.	Accounting Policies

Basis of Presentation The consolidated financial statements include the accounts of American Financial Group, Inc. (“AFG”) and its subsidiaries. Certain reclassifications have been made to prior years to conform to the current year’s presentation. All significant intercompany balances and transactions have been eliminated. The results of operations of companies since their formation or acquisition are included in the consolidated financial statements. Events or transactions occurring subsequent to December 31, 2011, and prior to the filing of this Form 10-K, have been evaluated for potential recognition or disclosure herein.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Accounting Standards Retrospectively Adopted in 2012 Effective January 1, 2012, AFG retrospectively adopted Accounting Standards Update (“ASU”) 2010-26 that addresses which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of the new standard.

The impact of adoption on amounts previously reported is shown in the table below (in millions, except per share data):

	December 31,
	2011	2010
Deferred policy acquisition costs
As reported	$1,105	$1,244
As adjusted	901	1,031

Net deferred tax liability (included in other liabilities)
As reported	$203	$116
As adjusted	133	42

Shareholders’ equity
As reported	$4,545	$4,470
As adjusted	4,411	4,331

	December 31,
	2011	2010	2009
Net earnings attributable to shareholders
As reported	$343	$479	$519
As adjusted	342	482	523

Diluted earnings per Common Share
As reported	$3.33	$4.33	$4.45
As adjusted	3.32	4.36	4.48

Effective January 1, 2012, AFG retrospectively adopted ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Equity. As permitted by the standard, comprehensive income is presented herein in a separate statement immediately following the Statement of Earnings. This new presentation does not change the measurement of net earnings, other comprehensive income or earnings per share, and accordingly, had no impact on AFG’s results of operations or financial position.

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AFG’s assumptions about the assumptions market participants would use in pricing the asset or liability. Except for the acquisition discussed in Note B—“Acquisition” and the impairment of goodwill discussed in Note I—“Goodwill and Other Intangibles,” AFG did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2011 or 2010.

New accounting guidance adopted by AFG on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required in 2011.

Effective January 1, 2012, AFG prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to AFG’s results of operations or financial position.

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in AFG’s Balance Sheet. Fixed maturity and equity securities classified as “trading” are reported at fair value with changes in unrealized holding gains or losses during the period included in investment income. Mortgage and policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

In 2009, AFG adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value. AFG adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $17 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note E—“Investments.”

Derivatives Derivatives included in AFG’s Balance Sheet are recorded at fair value and consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options (included in other investments) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products. Changes in the fair value of derivatives are included in earnings.

Goodwill Goodwill represents the excess of cost of subsidiaries over AFG’s equity in their underlying net assets. Goodwill is not amortized, but is subject to an impairment test at least annually. On October 1, 2011, AFG adopted ASU 2011-08, “Intangibles – Goodwill and Other,” which simplifies the annual goodwill impairment test by only requiring an entity to complete the test on a reporting unit if the entity determines that it is more likely than not that the reporting unit’s fair value is less than its carrying amount. The adoption of this guidance did not impact AFG’s results of operations or financial position.

Reinsurance Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policies. AFG’s property and casualty insurance subsidiaries report as assets (a) the estimated reinsurance recoverable on paid and unpaid losses, including an estimate for losses incurred but not reported, and (b) amounts paid to reinsurers applicable to the unexpired terms of policies in force. Payable to reinsurers includes ceded premiums due to reinsurers as well as ceded premiums retained by AFG’s property and casualty insurance subsidiaries under contracts to fund ceded losses as they become due. AFG’s insurance subsidiaries also assume reinsurance from other companies. Earnings on reinsurance assumed is recognized based on information received from ceding companies.

Certain annuity and supplemental insurance subsidiaries cede life insurance policies to a third party on a funds withheld basis whereby the subsidiaries retain the assets (securities) associated with the reinsurance contracts. Interest is credited to the reinsurer based on the actual investment performance of the retained assets. These reinsurance contracts are considered to contain embedded derivatives (that must be adjusted to fair value) because the yield on the payables is based on specific blocks of the ceding companies’ assets, rather than the overall creditworthiness of the ceding company. AFG determined that changes in the fair value of the underlying portfolios of fixed maturity securities is an appropriate measure of the value of the embedded derivative. The securities related to these transactions are classified as “trading.” The adjustment to fair value on the embedded derivatives offsets the investment income recorded on the adjustment to fair value of the related trading portfolios.

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain policy issuance costs) directly related to the successful acquisition of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses. As discussed above under “Accounting Standards Retrospectively Adopted in 2012,” AFG’s accounting for DPAC changed effective January 1, 2012, and amounts previously reported have been adjusted retrospectively.

For the property and casualty companies, DPAC is limited based upon recoverability without any consideration for anticipated investment income and is charged against income ratably over the terms of the related policies. A premium deficiency is recognized if the sum of expected claims costs, claims adjustment expenses and unamortized acquisition costs exceed the related unearned premiums. A premium deficiency is first recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency is greater than unamortized acquisition costs, a liability is accrued for the excess deficiency and reported with unpaid losses and loss adjustment expenses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other life and variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses).

DPAC related to traditional life and health insurance is amortized over the expected premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AFG’s Balance Sheet.

DPAC includes the present value of future profits on business in force of annuity and supplemental insurance companies acquired (“PVFP”). PVFP represents the portion of the costs to acquire companies that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. PVFP is amortized with interest in relation to expected gross profits of the acquired policies for annuities and universal life products and in relation to the premium paying period for traditional life and health insurance products.

Managed Investment Entities A company is considered the primary beneficiary of, and therefore must consolidate, a variable interest entity (“VIE”) based primarily on its ability to direct the activities of the VIE that most significantly impact that entity’s economic performance and the obligation to absorb losses of, or receive benefits from, the entity that could potentially be significant to the VIE.

AFG manages, and has investments in, collateralized loan obligations (“CLOs”) that are VIEs (See Note H – “Managed Investment Entities.”) Both the management fees (payment of which are subordinate to other obligations of the CLOs) and the investments in the CLOs are considered variable interests. AFG has determined that it is the primary beneficiary of the CLOs because (i) its role as asset manager gives it the power to direct the activities that most significantly impact the economic performance of the CLOs and (ii) it has exposure to CLO losses (through its investments in the CLO debt tranches) and the right to receive benefits (through its subordinated management fees and returns on its investments), both of which could potentially be significant to the CLOs.

Because AFG has no right to use the CLO assets and no obligation to pay the CLO liabilities, the assets and liabilities of the CLOs are shown separately in AFG’s Balance Sheet (at fair value). Prior to adoption of guidance requiring the consolidation of VIEs beginning in 2010, the CLOs were not consolidated. Upon adoption of the guidance, the $261 million excess of fair value of the CLOs’ assets over the fair value of the liabilities was recorded in AFG’s Balance Sheet as appropriated retained earnings—managed investment entities, representing the cumulative effect of adopting the new guidance that ultimately will inure to the benefit of the CLO debt holders.

AFG has elected the fair value option for reporting on the CLO assets and liabilities to improve the transparency of financial reporting related to the CLOs. The net gain or loss from accounting for the CLO assets and liabilities at fair value subsequent to January 1, 2010, is separately presented in AFG’s Statement of Earnings. CLO earnings attributable to AFG’s shareholders represent the change in fair value of AFG’s investments in the CLOs and management fees earned. All other CLO earnings (losses) are not attributable to AFG’s shareholders and will ultimately inure to the benefit of the other CLO debt holders. As a result, such CLO earnings (losses) are included in net earnings (loss) attributable to noncontrolling interests in AFG’s Statement of Earnings and in appropriated retained earnings—managed investment entities in the Balance Sheet. As the CLOs approach maturity (2016 to 2022), it is expected that losses attributable to noncontrolling interests will reduce appropriated retained earnings towards zero as the fair values of the assets and liabilities converge and the CLO assets are used to pay the CLO debt.

Unpaid Losses and Loss Adjustment Expenses The net liabilities stated for unpaid claims and for expenses of investigation and adjustment of unpaid claims are based upon (a) the accumulation of case estimates for losses reported prior to the close of the accounting period on direct business written; (b) estimates received from ceding reinsurers and insurance pools and associations; (c) estimates of unreported losses (including possible development on known claims) based on past experience; (d) estimates based on experience of expenses for investigating and adjusting claims; and (e) the current state of the law and coverage litigation. Establishing reserves for asbestos, environmental and other mass tort claims involves considerably more judgment than other types of claims due to, among other things, inconsistent court decisions, an increase in bankruptcy filings as a result of asbestos-related liabilities, novel theories of coverage, and judicial interpretations that often expand theories of recovery and broaden the scope of coverage.

Loss reserve liabilities are subject to the impact of changes in claim amounts and frequency and other factors. Changes in estimates of the liabilities for losses and loss adjustment expenses are reflected in the Statement of Earnings in the period in which determined. Despite the variability inherent in such estimates, management believes that the liabilities for unpaid losses and loss adjustment expenses are adequate.

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to other income.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and variable annuity policy charges, and unearned revenues once they are recognized as income.

Life, Accident and Health Reserves Liabilities for future policy benefits under traditional life, accident and health policies are computed using the net level premium method. Computations are based on the original projections of investment yields, mortality, morbidity and surrenders and include provisions for unfavorable deviations. Claim reserves and liabilities established for accident and health claims are modified as necessary to reflect actual experience and developing trends.

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AFG earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains all investment risk.

AFG’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Premium Recognition Property and casualty premiums are earned generally over the terms of the policies on a pro rata basis. Unearned premiums represent that portion of premiums written which is applicable to the unexpired terms of policies in force. On reinsurance assumed from other insurance companies or written through various underwriting organizations, unearned premiums are based on information received from such companies and organizations. For traditional life, accident and health products, premiums are recognized as revenue when legally collectible from policyholders. For interest-sensitive life and universal life products, premiums are recorded in a policyholder account, which is reflected as a liability. Revenue is recognized as amounts are assessed against the policyholder account for mortality coverage and contract expenses.

Noncontrolling Interests For Balance Sheet purposes, noncontrolling interests represents the interests of shareholders other than AFG in consolidated entities. In the Statement of Earnings, net earnings and losses attributable to noncontrolling interests represents such shareholders’ interest in the earnings and losses of those entities.

Income Taxes Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AFG records a liability for the inherent uncertainty in quantifying its income tax provisions. Related interest and penalties are recognized as a component of tax expense.

Stock-Based Compensation All share-based grants are recognized as compensation expense on a straight-line basis over their vesting periods based on their calculated fair value at the date of grant. AFG uses the Black-Scholes pricing model to measure the fair value of employee stock options. See Note K -”Shareholders’ Equity” for further information.

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared. AFG and many of its subsidiaries provide health care and life insurance benefits to eligible retirees. AFG also provides postemployment benefits to former or inactive employees (primarily those on disability) who were not deemed retired under other company plans. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

Earnings Per Share Basic earnings per share is calculated using the weighted average number of shares of common stock outstanding during the period. The calculation of diluted earnings per share includes the following adjustments to weighted average common shares related to stock-based compensation plans: 2011 – 1.6 million, 2010—1.3 million and 2009—1.1 million.

AFG’s weighted average diluted shares outstanding excludes the following anti-dilutive potential common shares related to stock compensation plans: 2011 – 2.3 million, 2010—3.5 million and 2009—5.7 million. Adjustments to net earnings attributable to shareholders in the calculation of diluted earnings per share were nominal in the 2011, 2010 and 2009 periods.

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments, borrowing money and repaying amounts borrowed. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
Acquisition
B.	Acquisition

Vanliner Group, Inc. (“Vanliner”) In July 2010, National Interstate (“NATL”), a 52%-owned subsidiary of AFG, completed the acquisition of Vanliner, a market leader in providing insurance for the moving and storage industry for $114 million (including post-closing adjustments). The initial purchase price (funded primarily with cash on hand) was based on Vanliner’s estimated tangible book value at the date of closing and is subject to certain adjustments, including a four and one-half year balance sheet guarantee whereby both favorable and unfavorable developments related to the closing balance sheet inure to the seller, UniGroup, Inc. In accordance with accounting guidance, all assets acquired and liabilities assumed were recognized at their fair values as of the acquisition date. The purchase price allocation based on these fair values resulted in a gain on purchase of $7 million (included in realized gains on subsidiaries). Vanliner’s premiums associated with policies in force as of December 31, 2011 totaled approximately $93 million. Pro forma results of operations for AFG assuming the acquisition of Vanliner had taken place at the beginning of 2010 would not differ significantly from actual reported results.

Segments of Operations	12 Months Ended
Dec. 31, 2011
Segments of Operations [Abstract]
Segments of Operations
C.	Segments of Operations

AFG manages its business as three segments: (i) property and casualty insurance, (ii) annuity and supplemental insurance and (iii) other, which includes holding company assets and costs, and the assets and operations of the managed investment entities.

AFG reports its property and casualty insurance business in the following Specialty sub-segments: (i) Property and transportation, which includes physical damage and liability coverage for buses, trucks and recreational vehicles, inland and ocean marine, agricultural-related products and other property coverages, (ii) Specialty casualty, which includes primarily excess and surplus, general liability, executive liability, umbrella and excess liability, customized programs for small to mid-sized businesses and California workers’ compensation, and (iii) Specialty financial, which includes risk management insurance programs for lending and leasing institutions (including collateral and mortgage protection insurance), surety and fidelity products and trade credit insurance. AFG’s annuity and supplemental insurance business markets traditional fixed and indexed annuities and a variety of supplemental insurance products such as Medicare supplement.

AFG’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

Sales of property and casualty insurance outside of the United States represented 5% of AFG’s revenues in 2011, and 4% in both 2010 and 2009.

The following tables (in millions) show AFG’s assets, revenues and operating earnings before income taxes by significant business segment and sub-segment.

	2011	2010	2009
Assets
Property and casualty insurance (a)	$11,740	$11,466	$11,711
Annuity and supplemental insurance	20,389	17,696	15,387
Other	3,709	3,079	344

Total assets	$35,838	$32,241	$27,442

Revenues
Property and casualty insurance:
Premiums earned:
Specialty
Property and transportation	$1,412	$1,167	$909
Specialty casualty	872	873	917
Specialty financial	408	446	517
Other	67	64	69

Total premiums earned	2,759	2,550	2,412
Investment income	296	341	414
Realized gains (losses)	97	88	123
Other income	65	64	106

Total property and casualty insurance	3,217	3,043	3,055
Annuity and supplemental insurance:
Investment income	944	856	784
Life, accident and health premiums	430	451	444
Realized gains (losses)	(23)	—	(86)
Other income	104	110	114

Total annuity and supplemental insurance	1,455	1,417	1,256
Other	78	37	9

Total revenues	$4,750	$4,497	$4,320

Operating Earnings Before Income Taxes
Property and casualty insurance:
Underwriting:
Specialty
Property and transportation	$113	$141	$237
Specialty casualty	35	45	64
Specialty financial	65	123	148
Other	18	8	(9)
Other lines (b)	(51)	(11)	(7)

Total underwriting	180	306	433
Investment and other income, net	263	299	338
Realized gains (losses)	97	88	123

Total property and casualty insurance	540	693	894
Annuity and supplemental insurance:
Operations	222	197	152
Realized gains (losses)	(23)	—	(86)

Total annuity and supplemental insurance	199	197	66
Other (c)	(181)	(196)	(142)

Total operating earnings before income taxes	$558	$694	$818

(a)	Not allocable to sub-segments.
(b)	Includes a second quarter 2011 special charge of $50 million to increase asbestos and environmental reserves.
(c)	Includes holding company expenses, a second quarter 2011 special charge of $9 million to increase asbestos and environmental reserves and $24 million and $64 million in losses of managed investment entities attributable to noncontrolling interests for the years ended December 31, 2011 and 2010, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
D.	Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1—Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AFG’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available and short-term investments of managed investment entities.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AFG’s Level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities, mortgage-backed securities (“MBS”) and investments of managed investment entities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3—Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AFG’s Level 3 is comprised of financial instruments, including liabilities of managed investment entities, whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AFG’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Assets and liabilities measured at fair value at December 31 are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
2011
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$248	$134	$—	$382
States, municipalities and political subdivisions	—	3,794	83	3,877
Foreign government	—	254	—	254
Residential MBS	—	3,487	361	3,848
Commercial MBS	—	2,821	19	2,840
All other corporate	9	10,078	519	10,606

Total AFS fixed maturities	257	20,568	982	21,807

Trading fixed maturities	—	439	1	440
Equity securities	888	29	11	928
Assets of managed investment entities (“MIE”)	290	2,724	44	3,058
Variable annuity assets (separate accounts) (a)	—	548	—	548
Other investments	—	71	—	71

Total assets accounted for at fair value	$1,435	$24,379	$1,038	$26,852

Liabilities:
Liabilities of managed investment entities	$194	$—	$2,593	$2,787
Derivatives in annuity benefits accumulated	—	—	395	395

Total liabilities accounted for at fair value	$194	$—	$2,988	$3,182

2010
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$251	$216	$—	$467
States, municipalities and political subdivisions	—	2,919	20	2,939
Foreign government	—	278	—	278
Residential MBS	—	3,563	312	3,875
Commercial MBS	—	2,117	6	2,123
All other corporate	9	9,201	436	9,646

Total AFS fixed maturities	260	18,294	774	19,328

Trading fixed maturities	—	390	3	393
Equity securities	461	208	21	690
Assets of managed investment entities	96	2,393	48	2,537
Variable annuity assets (separate accounts) (a)	—	616	—	616
Other investments	—	98	—	98

Total assets accounted for at fair value	$817	$21,999	$846	$23,662

Liabilities:
Liabilities of managed investment entities	$65	$—	$2,258	$2,323
Derivatives in annuity benefits accumulated	—	—	190	190

Total liabilities accounted for at fair value	$65	$—	$2,448	$2,513

(a)	Variable annuity liabilities equal the fair value of variable annuity assets.

During 2011 and 2010, there were no significant transfers between Level 1 and Level 2. Approximately 4% of the total assets measured at fair value on December 31, 2011, were Level 3 assets. Approximately 95% of these assets were priced using non-binding broker quotes. The fair values of the liabilities of managed investment entities were determined using non-binding broker quotes, which were reviewed by AFG’s investment professionals.

Changes in balances of Level 3 financial assets and liabilities during 2011, 2010 and 2009 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2010	Net income	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2011
AFS fixed maturities:
State and municipal	$20	$—	$4	$58	(4)	$17	$(12)	$83
Residential MBS	312	3	(9)	42	(38)	127	(76)	361
Commercial MBS	6	1	—	9	—	13	(10)	19
All other corporate	436	2	15	236	(72)	90	(188)	519
Trading fixed maturities	3	—	—	—	—	—	(2)	1
Equity securities	21	—	1	2	(2)	2	(13)	11
Assets of MIE	48	(8)	—	32	(18)	9	(19)	44
Liabilities of MIE (*)	(2,258)	—	—	(401)	66	—	—	(2,593)
Embedded derivatives	(190)	(29)	—	(200)	24	—	—	(395)

(*)	Total realized/unrealized loss included in net income includes losses of $3 million related to liabilities outstanding as of December 31, 2011. See Note H—“Managed Investment Entities.”

			Total realized/unrealized gains (losses) included in
	Balance at December 31, 2009	Consolidate Managed Inv. Entities	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2010
AFS fixed maturities:
State and municipal	$23	$—	$—	$1	$(4)	$17	$(17)	$20
Residential MBS	435	—	7	26	17	27	(200)	312
Commercial MBS	—	—	—	—	6	—	—	6
All other corporate	311	(6)	(10)	10	100	118	(87)	436
Trading fixed maturities	1	—	—	—	4	2	(4)	3
Equity securities	25	—	—	(1)	—	—	(3)	21
Assets of MIE	—	90	8	—	(16)	26	(60)	48
Liabilities of MIE (*)	—	(2,084)	(220)	—	46	—	—	(2,258)
Embedded derivatives	(113)	—	(20)	—	(57)	—	—	(190)

(*)	Total realized/unrealized loss included in net income includes losses of $213 million related to liabilities outstanding as of December 31, 2010. See Note H—“Managed Investment Entities.”

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2008	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Net Transfer out of Level 3	Balance at December 31, 2009
AFS fixed maturities	$706	$7	$89	$292	$(325)	$769
Trading fixed maturities	1	—	—	—	—	1
Equity securities	44	(13)	1	1	(8)	25
Other assets	5	—	—	—	(5)	—
Embedded derivatives	(96)	(29)	—	12	—	(113)

Fair Value of Financial Instruments The following table presents (in millions) the carrying value and estimated fair value of AFG’s financial instruments at December 31.

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Cash and cash equivalents	$1,324	$1,324	$1,099	$1,099
Fixed maturities	22,247	22,247	19,721	19,721
Equity securities	928	928	690	690
Mortgage loans	401	401	468	469
Policy loans	252	252	264	264
Other investments—derivatives	71	71	98	98
Assets of managed investment entities	3,058	3,058	2,537	2,537
Variable annuity assets (separate accounts)	548	548	616	616

Liabilities:
Annuity benefits accumulated (*)	$15,219	$15,314	$12,696	$12,233
Long-term debt	934	1,010	952	1,023
Liabilities of managed investment entities	2,787	2,787	2,323	2,323
Variable annuity liabilities (separate accounts)	548	548	616	616
Other liabilities—derivatives	23	23	14	14

(*)	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. Fair values for mortgage loans are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs. Fair values of long-term debt are based primarily on quoted market prices.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
E.	Investments

Available for sale fixed maturities and equity securities at December 31 consisted of the following (in millions):

	2011				2010
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$363	$382	$19	$—	$453	$467	$15	$(1)
States, municipalities and political subdivisions	3,613	3,877	267	(3)	2,927	2,939	53	(41)
Foreign government	236	254	18	—	269	278	9	—
Residential MBS	3,858	3,848	170	(180)	3,781	3,875	222	(128)
Commercial MBS	2,628	2,840	218	(6)	1,972	2,123	153	(2)
All other corporate	9,864	10,606	802	(60)	9,088	9,646	602	(44)

Total fixed maturities	$20,562	$21,807	$1,494	$(249)	$18,490	$19,328	$1,054	$(216)

Common stocks	$610	$797	$207	$(20)	$312	$543	$232	$(1)

Perpetual preferred stocks	$134	$131	$5	$(8)	$146	$147	$6	$(5)

The non-credit related portion of other-than-temporary impairment charges are included in other comprehensive income (loss). Such charges taken for residential MBS still owned at December 31, 2011 and 2010, respectively, were $227 million and $258 million.

The following tables show gross unrealized losses (in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010.

	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
2011
Fixed maturities:
U.S. Government and government agencies	$—	$2	100%	$—	$—	—%
States, municipalities and political subdivisions	(2)	120	98%	(1)	59	98%
Foreign government	—	1	100%	—	—	—%
Residential MBS	(59)	1,141	95%	(121)	473	80%
Commercial MBS	(6)	183	97%	—	18	100%
All other corporate	(43)	940	96%	(17)	114	87%

Total fixed maturities	$(110)	$2,387	96%	$(139)	$664	83%

Common stocks	$(19)	$169	90%	$(1)	$4	80%

Perpetual preferred stocks	$(1)	$23	96%	$(7)	$31	82%

2010
Fixed maturities:
U.S. Government and government agencies	$(1)	$86	99%	$—	$—	—%
States, municipalities and political subdivisions	(38)	1,180	97%	(3)	40	93%
Foreign government	—	37	99%	—	—	—%
Residential MBS	(11)	412	97%	(117)	551	82%
Commercial MBS	(2)	83	98%	—	15	97%
All other corporate	(24)	1,020	98%	(20)	275	93%

Total fixed maturities	$(76)	$2,818	97%	$(140)	$881	86%

Common stocks	$—	$21	99%	$(1)	$4	88%

Perpetual preferred stocks	$—	$22	98%	$(5)	$37	88%

At December 31, 2011, the gross unrealized losses on fixed maturities of $249 million relate to approximately 850 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 38% of the gross unrealized loss and 62% of the fair value.

Gross Unrealized Losses on MBS At December 31, 2011, gross unrealized losses on AFG’s residential MBS represented 72% of the total gross unrealized loss on fixed maturity securities and 87% of the “twelve months or more”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (239 securities), approximately 27% of the unrealized losses and 49% of the fair value relate to investment grade rated securities. AFG analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2011, AFG recorded in earnings $52 million in other-than-temporary impairment charges related to its residential MBS.

Gross Unrealized Losses on All Other Corporates AFG recorded in earnings approximately $6 million in other-than-temporary impairment charges on “all other corporate” securities during 2011. Management concluded that no additional charges for other-than-temporary impairments were required based on many factors, including AFG’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.

The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (loss) (in millions).

	2011	2010	2009
Balance at January 1	$143	$99	$14
Additional credit impairments on:
Previously impaired securities	44	44	26
Securities without prior impairments	8	9	72
Reductions—disposals	(8)	(9)	(13)

Balance at December 31	$187	$143	$99

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2011 (in millions). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately 4 years at December 31, 2011.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$603	$615	3%
After one year through five years	5,196	5,478	25
After five years through ten years	6,437	6,998	32
After ten years	1,840	2,028	9

	14,076	15,119	69
MBS	6,486	6,688	31

Total	$20,562	$21,807	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

There were no investments in individual issuers that exceeded 10% of Shareholders’ Equity at December 31, 2011 or 2010.

Net Unrealized Gain on Marketable Securities In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in millions) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AFG’s Balance Sheet.

		Deferred Tax and
		Amounts Attributable
		to Noncontrolling
	Pre-tax	Interests	Net
December 31, 2011
Unrealized gain on:
Fixed maturity securities	$1,245	$(444)	$801
Equity securities	184	(65)	119
Deferred policy acquisition costs	(537)	188	(349)
Annuity benefits and other liabilities	10	(3)	7

	$902	$(324)	$578

December 31, 2010
Unrealized gain on:
Fixed maturity securities	$838	$(295)	$543
Equity securities	232	(82)	150
Deferred policy acquisition costs	(315)	109	(206)
Annuity benefits and other liabilities	6	(2)	4

	$761	$(270)	$491

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

			Mortgage
			Loans			Noncon-
	Fixed	Equity	and Other	Other	Tax	trolling
	Maturities	Securities	Investments	(a)	Effects	Interests	Total
2011
Realized before impairments	$68	$88	$(24)	$(4)	$(45)	$(2)	$81
Realized—impairments	(57)	(6)	(5)	16	18	1	(33)
Change in unrealized	407	(48)	—	(218)	(49)	(5)	87

2010
Realized before impairments	146	36	(5)	(14)	(57)	(2)	104
Realized—impairments	(79)	(1)	(6)	24	22	—	(40)
Change in unrealized	751	49	—	(293)	(177)	(2)	328

2009
Realized before impairments	207	61	1	(23)	(82)	(5)	159
Realized—impairments	(221)	(22)	(28)	68	72	1	(130)
Change in unrealized	2,005	126	—	(735)	(489)	(6)	901

(a)	Primarily adjustments to deferred policy acquisition costs related to annuities.

Realized gains (losses) on securities include net losses of less than $1 million in 2011 and net gains of $50 million in 2010 and $157 million in 2009 from the mark-to-market of certain MBS, primarily interest-only securities with interest rates that float inversely with short-term rates. Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2011	2010	2009
Fixed maturities:
Gross gains	$77	$108	$92
Gross losses	(9)	(11)	(43)

Equity securities:
Gross gains	90	35	82
Gross losses	(1)	—	(21)

Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives
F.	Derivatives

As discussed under “Derivatives” in Note A, AFG uses derivatives in certain areas of its operations. AFG’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AFG’s Balance Sheet at fair value (in millions):

		December 31, 2011		December 31, 2010
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$99	$—	$101	$—
Interest rate swaptions	Other investments	5	—	21	—
Indexed annuities (embedded derivative)	Annuity benefits accumulated	—	395	—	190
Equity index call options	Other investments	66	—	77	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	23	—	14

		$170	$418	$199	$204

The MBS with embedded derivatives consist primarily of interest-only MBS with interest rates that float inversely with short-term rates. AFG records the entire change in the fair value of these securities in earnings. These investments are part of AFG’s overall investment strategy and represent a small component of AFG’s overall investment portfolio.

AFG has entered into $1 billion notional amount of pay-fixed interest rate swaptions (options to enter into pay-fixed/receive floating interest rate swaps at future dates expiring between 2012 and 2015) to mitigate interest rate risk in its annuity operations. AFG paid $29 million to purchase these swaptions, which represents its maximum potential economic loss over the life of the contracts.

AFG’s indexed annuities, which represented approximately one-third of annuity benefits accumulated at December 31, 2011, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AFG attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AFG’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AFG. Both the index-based component of the annuities and the related call options are considered derivatives. As shown in the table below, both the embedded derivative and call options declined in value during 2011. The decline in fair value of the options reflects the relatively flat stock market during 2011. However, the negative impact of lower interest rates more than offset the positive impact of the flat stock market on the fair value of the indexed annuity embedded derivative.

As discussed under “Reinsurance” in Note A, certain reinsurance contracts in AFG’s annuity and supplemental insurance business are considered to contain embedded derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2011, 2010 and 2009 (in millions):

	Statement of
Derivative	Earnings Line	2011	2010	2009
MBS with embedded derivatives	Realized gains	$—	$50	$157
Interest rate swaptions	Realized gains	(24)	(7)	8
Indexed annuities (embedded derivative)	Annuity benefits	(29)	(20)	(29)
Equity index call options	Annuity benefits	(13)	41	26
Reinsurance contracts (embedded derivative)	Investment income	(9)	(9)	(25)

		($75)	$55	$137

Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs
G.	Deferred Policy Acquisition Costs

Deferred policy acquisition costs consisted of the following at December 31 (in millions):

	2011	2010
Property and casualty insurance	$189	$181
Annuity and supplemental insurance:
Policy acquisition costs	898	793
Policyholder sales inducements	207	208
Present value of future profits (“PVFP”)	144	164
Impact of unrealized gains and losses on securities	(537)	(315)

Total annuity and supplemental	712	850

	$901	$1,031

See “Accounting Standards Retrospectively Adopted in 2012” under Note A – “Accounting Policies.”

During 2011, 2010 and 2009, amortization of property and casualty deferred policy acquisition costs (included in “Commissions and other underwriting expenses”) was $425 million, $404 million and $421 million, respectively. Amortization of annuity and supplemental insurance policy acquisition costs was $126 million, $137 million and $107 million in these periods, respectively.

During 2011, 2010 and 2009, AFG capitalized $20 million, $33 million and $32 million respectively, relating to sales inducements offered to annuity policyholders. Amortization of sales inducements was $21 million, $36 million and $20 million in these periods, respectively.

The PVFP amounts in the table above are net of $195 million and $174 million of accumulated amortization at December 31, 2011 and 2010, respectively. Amortization of the PVFP was $20 million in 2011, $26 million in 2010 and $29 million in 2009. During each of the next five years, the PVFP is expected to decrease at a rate of approximately one-sixth of the balance at the beginning of each respective year.

Managed Investment Entities	12 Months Ended
Dec. 31, 2011
Managed Investment Entities [Abstract]
Managed Investment Entities
H.	Managed Investment Entities

AFG is the investment manager and has investments ranging from 7.5% to 51.1% of the most subordinate debt tranche of seven collateralized loan obligation entities or “CLOs,” which are considered variable interest entities. Upon formation between 2004 and 2011, these entities issued securities in various senior and subordinate classes and invested the proceeds primarily in secured bank loans, which serve as collateral for the debt securities issued by each particular CLO. None of the collateral was purchased from AFG. AFG’s investments in the subordinate debt tranches of these entities receive residual income from the CLOs only after the CLOs pay operating expenses (including management fees to AFG), interest on and returns of capital to senior levels of debt securities. There are no contractual requirements for AFG to provide additional funding for these entities. AFG has not provided and does not intend to provide any financial support to these entities.

AFG’s maximum ultimate exposure to economic loss on its CLOs is limited to its investment in the CLOs, which had an aggregate fair value of $98 million at December 31, 2011, and $17 million at December 31, 2010.

In December 2011, AFG formed a new CLO, which issued $450 million face amount of liabilities (including $41 million face amount purchased by subsidiaries of AFG). In August 2011, AFG subsidiaries purchased $49 million face amount of the most senior debt tranche of one of the existing CLOs for $46 million.

In February 2012, one of the AFG CLOs was substantially liquidated at the instruction of the holder of the majority of the most subordinate debt tranche, as permitted by the CLO indentures. AFG intends to begin marketing a new CLO with a similar structure to the existing CLOs, which is expected to initially have both assets and liabilities of approximately $410 million (similar in size to the liquidated CLO).

The revenues and expenses of the CLOs are separately identified in AFG’s Statement of Earnings, after the elimination of management fees and earnings attributable to shareholders of AFG as measured by the change in the fair value of AFG’s investments in the CLOs. Selected financial information related to the CLOs is shown below (in millions):

	Year ended
	December 31,
	2011	2010
Gains (losses) on change in fair value of assets/liabilities (a):
Assets	$(33)	$150
Liabilities	—	(220)
Management fees paid to AFG	19	15
CLO earnings (losses) attributable to:
AFG shareholders (b)	6	17
Noncontrolling interests (b)	(24)	(64)

(a)	Included in AFG’s “Revenues.”
(b)	Included in AFG’s “Operating earnings before income taxes.”

The aggregate unpaid principal balance of the CLOs’ fixed maturity investments exceeded the fair value of the investments by $120 million and $69 million at December 31, 2011 and 2010. The aggregate unpaid principal balance of the CLOs’ debt exceeded its fair value by $306 million and $301 million at those dates. The CLO assets include $2 million and $6 million in loans (aggregate unpaid principal balance of $7 million and $12 million, respectively) at December 31, 2011 and 2010 for which the CLOs are not accruing interest because the loans are in default.

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles [Abstract]
Goodwill and Other Intangibles
I.	Goodwill and Other Intangibles

Changes in the carrying value of goodwill during 2010 and 2011, by reporting segment, are presented in the following table (in millions):

	Property and	Annuity and
	Casualty	Supplemental	Total
Balance January 1, 2010	$152	$56	$208
Impairment charge	—	(22)	(22)

Balance December 31, 2010 and 2011	$152	$34	$186

In the third quarter of 2010, management decided to de-emphasize the sale of supplemental health insurance products through career agents, including the sale of a marketing subsidiary. As a result of this decision, AFG performed an interim impairment test of the goodwill associated with the reporting unit using an income valuation method based on discounted cash flows. Based on the results of this test, AFG recorded a goodwill impairment charge of $22 million (included in realized gains (losses) on subsidiaries) to write off all of the goodwill related to this reporting unit.

Included in other assets in AFG’s Balance Sheet is $41 million at December 31, 2011 and $49 million at December 31, 2010 in amortizable intangible assets related to property and casualty insurance acquisitions. These amounts are net of accumulated amortization of $47 million and $35 million, respectively. Amortization of these intangibles was $12 million in each of 2011 and 2010 and $22 million in 2009. Future amortization of intangibles (weighted average amortization period of 3 years) is estimated to be $14 million in 2012, $13 million in each of 2013 and 2014, and less than $1 million per year thereafter. Other assets also include $8 million in non-amortizable intangible assets related to insurance licenses acquired in the acquisition of Vanliner in 2010.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
J.	Long-Term Debt

The carrying value of long-term debt consisted of the following at December 31 (in millions):

	2011	2010
Direct obligations of AFG:
9-7/8% Senior Notes due June 2019	$350	$350
7% Senior Notes due September 2050	132	132
7-1/8% Senior Debentures due February 2034	115	115
Other	3	3

	600	600

Subsidiaries:
Obligations of AAG Holding (guaranteed by AFG):
7-1/2% Senior Debentures due November 2033	112	112
7-1/4% Senior Debentures due January 2034	86	86
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
National Interstate bank credit facility	22	20
American Premier Underwriters 10-7/8% Subordinated Notes	—	8

	314	332

Payable to Subsidiary Trusts:
AAG Holding Variable Rate Subordinated Debentures due May 2033	20	20

	$934	$952

At December 31, 2011, scheduled principal payments on debt for the subsequent five years were as follows: 2012 – $34 million, 2013 – $20 million, 2014 – $2 million, 2015 – $14 million and 2016 – $45 million.

As shown below at December 31 (in millions), the majority of AFG’s long-term debt is unsecured obligations of the holding company and its subsidiaries:

	2011	2010
Unsecured obligations	$840	$846
Obligations secured by real estate	64	65
Other secured borrowings	30	41

	$934	$952

AFG can borrow up to $500 million under its revolving credit facility which expires in August 2013. Amounts borrowed under this agreement bear interest at rates ranging from 1.75% to 3.00% (currently 2%) over LIBOR based on AFG’s credit rating. No amounts were borrowed under this facility at December 31, 2011.

In May 2011, American Premier Underwriters, Inc. (“American Premier”) paid $8 million to redeem its outstanding 10-7/8% Subordinated Notes at maturity. In September 2010, AFG issued $132 million of 7% Senior Notes due in 2050.

Cash interest payments on long-term debt were $74 million in 2011, $68 million in 2010 and $64 million in 2009. Interest expense in the Statement of Earnings includes interest credited on funds held by AFG’s insurance subsidiaries under reinsurance contracts and other similar agreements as follows: $10 million in 2011 and 2010 and $7 million in 2009.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
K.	Shareholders’ Equity

AFG is authorized to issue 12.5 million shares of Voting Preferred Stock and 12.5 million shares of Nonvoting Preferred Stock, each without par value.

Stock Incentive Plans Under AFG’s Stock Incentive Plan, employees of AFG and its subsidiaries are eligible to receive equity awards in the form of stock options, stock appreciation rights, restricted stock awards, restricted stock units and stock awards.

At December 31, 2011, there were 12.8 million shares of AFG Common Stock reserved for issuance under AFG’s stock incentive plans. Options are granted with an exercise price equal to the market price of AFG Common Stock at the date of grant. Options generally become exercisable at the rate of 20% per year commencing one year after grant; those granted to non-employee directors of AFG are fully exercisable upon grant. Options expire ten years after the date of grant. Data for stock options issued under AFG’s stock incentive plans is presented below:

			Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Shares	Price	Term	(in millions)
Outstanding at January 1, 2011	8,484,233	$24.98
Granted	1,122,525	$34.34
Exercised	(1,576,664)	$21.14
Forfeited/Cancelled	(107,620)	$26.47

Outstanding at December 31, 2011	7,922,474	$27.05	6.0 years	$78

Options exercisable at December 31, 2011	4,580,849	$26.29	4.7 years	$49

The total intrinsic value of options exercised during 2011, 2010 and 2009 was $23 million, $19 million and $11 million, respectively. During 2011, 2010 and 2009, AFG received $33 million, $27 million and $10 million, respectively, in cash from the exercise of stock options. The total tax benefit related to the exercises was $7 million, $6 million and $4 million, respectively.

AFG uses the Black-Scholes option pricing model to calculate the fair value of its option grants. Expected volatility is based on historical volatility over a period equal to the expected term. The expected term was estimated based on historical exercise patterns and post vesting cancellations. The weighted average fair value of options granted during 2011, 2010 and 2009 was $12.49 per share, $8.90 per share and $5.85 per share, respectively, based on the following assumptions:

	2011	2010	2009
Expected dividend yield	1.9%	2.2%	2.7%
Expected volatility	38%	39%	37%
Expected term (in years)	7.3	7.5	7.5
Risk-free rate	3.0%	3.2%	2.1%

The restricted Common Stock that AFG has granted generally vests over a three or four year period. Data relating to grants of restricted stock is presented below:

		Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	322,986	$25.27
Granted	131,955	$31.45
Vested	(39,819)	$28.41

Outstanding at December 31, 2011	415,122	$27.85

AFG issued 188,302 shares of Common Stock (fair value of $33.99 per share) in the first quarter of 2011 under the Annual Co-CEO Equity Bonus Plan.

Total compensation expense related to stock incentive plans of AFG and its subsidiaries for 2011, 2010 and 2009 was $22 million, $20 million and $13 million, respectively. Related tax benefits totaled $7 million in 2011, $6 million in 2010 and $3 million in 2009. At December 31, 2011, there was $23 million and $8 million of unrecognized compensation expense related to nonvested stock options and restricted stock awards, respectively. These amounts are expected to be recognized over a weighted average of 3.2 and 2.4 years, respectively.

Accumulated Other Comprehensive Income (Loss), Net of Tax (“AOCI”) Comprehensive income (loss) is defined as all changes in Shareholders’ Equity except those arising from transactions with shareholders. Comprehensive income (loss) includes net earnings and other comprehensive income (loss) “OCI”, which consists primarily of changes in net unrealized gains or losses on available for sale securities. The progression of the components of accumulated other comprehensive income (loss) follows (in millions):

		OCI
	AOCI			Non-			AOCI
	Beginning	Pre-		controlling			Ending
	Balance	tax	Tax	interests	Net	Other(b)	Balance
Year ended December 31, 2011
Net unrealized gains on securities	$491 (a)	$141	$(49)	$(5)	$87	$—	$578 (a)
Foreign currency translation adjustments	12	(2)	—	(1)	(3)	—	9
Pension and other postretirement plans adjustments	(8)	1	—	—	1	—	(7)

Total	$495	$140	$(49)	$(6)	$85	—	$580

Year ended December 31, 2010
Net unrealized gains on securities	$167 (a)	$507	$(177)	$(2)	$328	$(4)	$491 (a)
Foreign currency translation adjustments	5	8	—	—	8	(1)	12
Pension and other postretirement plans adjustments	(8)	—	—	—	—	—	(8)

Total	$164	$515	$(177)	$(2)	$336	$(5)	$495

Year ended December 31, 2009
Net unrealized gains on securities	$(717)	$1,396	$(489)	$(6)	$901	$(17)	$167
Foreign currency translation adjustments	(13)	19	—	(1)	18	—	5
Pension and other postretirement plans adjustments	(7)	(2)	1	—	(1)	—	(8)

Total	$(737)	$1,413	$(488)	$(7)	$918	$(17)	$164

(a)	Includes $16 million, $11 million and $66 million at December 31, 2011, 2010 and 2009 in net unrealized losses related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
(b)	Primarily cumulative effect of accounting change.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
L.	Income Taxes

The following is a reconciliation of income taxes at the statutory rate of 35% and income taxes as shown in the Statement of Earnings (in millions):

	2011	2010	2009
Earnings before income taxes	$558	$694	$818

Income taxes at statutory rate	$195	$243	$286
Effect of:
Change in valuation allowance	44	(1)	(7)
Losses of managed investment entities	9	23	—
Goodwill impairment charge	—	8	—
Subsidiaries not in AFG’s tax return	5	6	8
Tax exempt interest	(23)	(16)	(10)
Other	9	5	7

Provision for income taxes as shown on the Statement of Earnings	$239	$268	$284

Total earnings before income taxes include losses subject to tax in foreign jurisdictions of $31 million in 2011, $12 million in 2010 and $71 million in 2009.

The total income tax provision (credit) consists of (in millions):

	2011	2010	2009
Current taxes:
Federal	$186	$214	$239
State	4	4	6
Foreign	—	(1)	1
Deferred taxes:
Federal	22	65	53
Foreign	27	(14)	(15)

Provision for income taxes	$239	$268	$284

For income tax purposes, AFG and its subsidiaries had the following carryforwards available at December 31, 2011 (in millions):

	Expiring	Amount
Operating Loss – U.S.	2012 - 2020	$73
	2021 - 2025	73
Operating Loss – United Kingdom	indefinite	79

Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31, were as follows (in millions):

	2011	2010
Deferred tax assets:
Federal net operating loss carryforwards	$51	$52
Foreign underwriting losses	42	32
Insurance claims and reserves	435	404
Employee benefits	94	93
Other, net	52	68

Total deferred tax assets before valuation allowance	674	649
Valuation allowance against deferred tax assets	(97)	(54)

Total deferred tax assets	577	595
Deferred tax liabilities:
Subsidiaries not in AFG’s tax return	(61)	(56)
Investment securities	(441)	(324)
Deferred acquisition costs	(208)	(257)

Total deferred tax liabilities	(710)	(637)

Net deferred tax liability	$(133)	$(42)

AFG’s net deferred tax liability at December 31, 2011 and 2010, is included in other liabilities in AFG’s Balance Sheet.

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

“Foreign underwriting losses” in the table above include the net operating loss carryforward and other deferred tax assets related to the Marketform Lloyd’s insurance business, which resulted primarily from underwriting losses in its run-off Italian public hospital medical malpractice business that has not been written since 2008. During the fourth quarter of 2011, AFG recorded losses in other lines written by its Lloyd’s insurance business. Net operating losses can be carried forward indefinitely to offset future taxable income in the United Kingdom, and management expects these businesses to produce underwriting profits in future years. Nevertheless, because the Marketform Lloyd’s insurance business is in a cumulative loss position for the last three years, and the fourth quarter 2011 losses were not limited to the run-off Italian public hospital medical malpractice business, there is uncertainty concerning the realization of the deferred tax benefits associated with the losses. Accordingly, AFG recorded a $44 million valuation allowance against the deferred tax assets related to the Lloyd’s insurance business in 2011, approximately $34 million of which related to prior year losses. AFG will be able to reduce this valuation allowance in future periods when income is generated by the Lloyd’s business.

In addition to the valuation allowance related to the Marketform Lloyd’s insurance business discussed above, the gross deferred tax asset has also been reduced by a $50 million valuation allowance related to a portion of AFG’s net operating loss carryforwards (“NOL”) that is subject to the separate return limitation year (“SRLY”) tax rules. A SRLY NOL can be used only by the entity that created it and only in years that the consolidated group has taxable income.

The changes in the deferred tax liabilities related to investment securities and deferred acquisition costs at year end 2011 compared to 2010 are due primarily to the increase in unrealized gains on fixed maturity securities.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in millions):

	2011	2010	2009
Balance at January 1	$52	$36	$36
Additions for tax positions of current year	7	16	—

Balance at December 31	$59	$52	$36

AFG increased its liability for uncertain tax positions by $7 million in 2011 and $16 million in 2010, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, the recording of this liability resulted in an offsetting reduction in AFG’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AFG’s annual effective tax rate but could accelerate the payment of taxes.

The total unrecognized tax benefits and related interest that, if recognized, would impact the effective tax rate is $51 million at December 31, 2011. This amount does not include tax and interest totaling $17 million paid to the IRS in 2005 and 2006 for which a suit for refund has been filed (discussed below). AFG’s provision for income taxes included $3 million in 2011 and $2 million in both 2010 and 2009 of interest (net of federal benefit). AFG’s liability for interest related to unrecognized tax benefits was $15 million at December 31, 2011 and $12 million at December 31, 2010 (net of federal benefit); no penalties were accrued at those dates.

AFG’s 2011, 2010, 2009 and 2008 tax years remain subject to examination by the IRS. In addition, AFG has several tax years for which there are ongoing disputes. AFG filed a suit for refund in the U.S. District Court in Southern Ohio as a result of its dispute with the IRS regarding the calculation of tax reserves for certain annuity reserves pursuant to Actuarial Guideline 33. In June 2010, the Court issued a final summary judgment in favor of AFG. The IRS has appealed the decision and the Sixth Circuit Court of Appeals is scheduled to hear the case in early March 2012. Ultimate resolution may require revised tax calculations for the years 1996-2005, possibly requiring a revised application of tax attribute carryovers or carrybacks, both capital and ordinary, to the affected years, and is contingent upon formal review and acceptance by the IRS. Resolution of the case could result in a decrease in the liability for unrecognized tax benefits by up to $36 million and a decrease in related accrued interest of $15 million. These amounts do not include tax and interest paid to the IRS in 2005 and 2006, for which the suit was filed, totaling $17 million.

Cash payments for income taxes, net of refunds, were $157 million, $196 million and $190 million for 2011, 2010 and 2009, respectively.

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
M.	Contingencies

Establishing property and casualty insurance reserves for claims related to environmental exposures, asbestos and other mass tort claims is subject to uncertainties that are significantly greater than those presented by other types of claims. For this group of claims, traditional actuarial techniques that rely on historical loss development trends cannot be used and a range of reasonably possible losses cannot be estimated. In addition, accruals (included in other liabilities) have been recorded for various environmental and occupational injury and disease claims and other contingencies arising out of the railroad operations disposed of by American Premier’s predecessor, Penn Central Transportation Company (“PCTC”) and its subsidiaries, prior to its bankruptcy reorganization in 1978 and certain manufacturing operations disposed of by American Premier and GAFRI.

AFG completed a comprehensive study of asbestos and environmental exposures in the second quarter of 2011 with the assistance of outside actuarial and engineering firms and specialty outside counsel. The study resulted in asbestos and environmental charges of $50 million for the property and casualty group and $9 million for the former railroad and manufacturing operations.

The insurance group’s liability for asbestos and environmental reserves was $454 million at December 31, 2011; related recoverables from reinsurers (net of allowances for doubtful accounts) at that date were $92 million.

At December 31, 2011, American Premier and its subsidiaries had liabilities for environmental and personal injury claims aggregating $84 million. The environmental claims consist of a number of proceedings and claims seeking to impose responsibility for hazardous waste remediation costs related to certain sites formerly owned or operated by the railroad and manufacturing operations. Remediation costs are difficult to estimate for a number of reasons, including the number and financial resources of other potentially responsible parties, the range of costs for remediation alternatives, changing technology and the time period over which these matters develop. The personal injury claims include pending and expected claims, primarily by former employees of PCTC, for injury or disease allegedly caused by exposure to excessive noise, asbestos or other substances in the workplace.

At December 31, 2011, GAFRI had a liability of approximately $8 million for environmental costs and certain other matters associated with the sales of its former manufacturing operations.

While management believes AFG has recorded adequate reserves for the items discussed in this note, the outcome is uncertain and could result in liabilities that may vary from amounts AFG has currently recorded. Such amounts could have a material effect on AFG’s future results of operations and financial condition.

Quarterly Operating Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Operating Results [Abstract]
Quarterly Operating Results (Unaudited)
N.	Quarterly Operating Results (Unaudited)

The operations of certain AFG business segments are seasonal in nature. While insurance premiums are recognized on a relatively level basis, claim losses related to adverse weather (snow, hail, hurricanes, tornadoes, etc.) may be seasonal. The profitability of AFG’s crop insurance business is primarily recognized during the second half of the year as crop prices and yields are determined. Quarterly results necessarily rely heavily on estimates. These estimates and certain other factors, such as the discretionary sales of assets, cause the quarterly results not to be necessarily indicative of results for longer periods of time.

The following are quarterly results of consolidated operations for the two years ended December 31, 2011 (in millions, except per share amounts). Quarterly earnings per share do not add to year-to-date amounts due to changes in shares outstanding.

	1st	2nd	3rd	4th	Total
	Quarter	Quarter	Quarter	Quarter	Year
2011
Revenues	$1,039	$1,093	$1,335	$1,283	$4,750
Net earnings, including noncontrolling interests	54	30	108	127	319
Net earnings attributable to shareholders	88	48	97	109	342

Earnings attributable to shareholders per common share:
Basic	$.84	$.47	$.97	$1.11	$3.37
Diluted	.83	.46	.95	1.09	3.32

Average number of Common Shares:
Basic	104.6	102.7	99.7	98.2	101.3
Diluted	106.2	104.4	101.3	99.8	102.9

2010
Revenues	$1,034	$1,052	$1,255	$1,156	$4,497
Net earnings, including noncontrolling interests	86	95	136	109	426
Net earnings attributable to shareholders	104	103	143	132	482

Earnings attributable to shareholders per common share:
Basic	$.93	$.93	$1.32	$1.24	$4.41
Diluted	.92	.92	1.30	1.22	4.36

Average number of Common Shares:
Basic	112.0	110.2	108.2	106.7	109.2
Diluted	113.1	111.8	109.5	108.1	110.5

Pretax realized gains on securities (including other-than-temporary impairments) and favorable (unfavorable) prior year development of AFG’s liability for losses and loss adjustment expenses (“LAE”) were as follows (in millions):

	1st	2nd	3rd	4th	Total
	Quarter	Quarter	Quarter	Quarter	Year
Realized Gains on Securities
2011	$—	$19	$8	$49	$76
2010	4	11	57	29	101

Prior Year Development Favorable (Unfavorable)
2011	$21	$(13)	$34	$27	$69
2010	39	57	14	48	158

Unfavorable prior year development (in the table above) for the second quarter of 2011 includes pretax special charges of $50 million to strengthen property and casualty insurance reserves for asbestos and environmental exposures. Results for the second quarter of 2011 also include pretax special charges of $9 million to strengthen reserves for asbestos and environmental exposures related to AFG’s railroad and manufacturing operations, pretax catastrophe losses of $23 million primarily from tornadoes and pretax realized gains of $33 million from the sales of a portion of AFG’s investment in Verisk Analytics, Inc. (“Verisk”). The 2011 fourth quarter includes a $34 million special charge for a valuation allowance against deferred tax assets and $40 million of pretax realized gains on sales of Verisk.

Results for 2010 include pretax catastrophe losses of $34 million in the second quarter, primarily from hailstorms in Oklahoma. Results for the third quarter of 2010 include a pretax gain of $26 million from the sale of Verisk and $39 million in adverse reserve development related to Marketform, primarily its run-off Italian public hospital medical malpractice business.

Insurance	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Insurance
O.	Insurance

Securities owned by U.S.-based insurance subsidiaries having a carrying value of approximately $1.2 billion at December 31, 2011, were on deposit as required by regulatory authorities. At December 31, 2011, AFG and its subsidiaries had $173 million in undrawn letters of credit ($16 million of which was collateralized) supporting the underwriting capacity of its U.K.-based Lloyd’s insurer.

Property and Casualty Insurance Reserves The liability for losses and LAE for long-term scheduled payments under certain workers’ compensation insurance has been discounted at 6%, an approximation of long-term investment yields. As a result, the total liability for losses and loss adjustment expenses at December 31, 2011, has been reduced by $30 million.

The following table provides an analysis of changes in the liability for losses and loss adjustment expenses, net of reinsurance (and grossed up), over the past three years (in millions). Favorable development in 2011 was due primarily to lower than expected severity in certain businesses within the Specialty casualty sub-segment and lower than expected frequency in crop business within the Property and transportation sub-segment, partially offset by the $50 million special charge to increase asbestos and environmental reserves. Favorable development in 2010 was primarily in the Specialty casualty and Specialty financial sub-segments. Favorable development in 2009 was in the Specialty financial, Specialty casualty and Property and transportation sub-segments.

	2011	2010	2009
Balance at beginning of period	$4,164	$3,899	$4,154

Provision for losses and LAE occurring in the current year	1,813	1,615	1,385
Net decrease in provision for claims of prior years	(69)	(158)	(198)

Total losses and LAE incurred	1,744	1,457	1,187
Payments for losses and LAE of:
Current year	(652)	(360)	(504)
Prior years	(969)	(1,116)	(998)

Total payments	(1,621)	(1,476)	(1,502)
Reserves of businesses acquired	—	287	—

Foreign—currency translation and other	(5)	(3)	60

Balance at end of period	4,282	4,164	3,899

Add back reinsurance recoverables, net of allowance	2,238	2,249	2,513

Gross unpaid losses and LAE included in the Balance Sheet	$6,520	$6,413	$6,412

FHLB Funding Agreements Great American Life Insurance Company (“GALIC”), a wholly-owned annuity and supplemental insurance subsidiary, is a member of the Federal Home Loan Bank of Cincinnati (“FHLB”). The FHLB makes advances and provides other banking services to member institutions. Members are required to purchase stock in the FHLB in addition to maintaining collateral deposits that back any funds advanced. GALIC’s $22 million investment in FHLB capital stock at December 31, 2011, is included in other investments at cost. Membership in the FHLB provides the annuity and supplemental insurance operations with a substantial additional source of liquidity. During the fourth quarter of 2011, the FHLB advanced GALIC $240 million (included in annuity benefits accumulated at December 31, 2011) under various funding agreements at interest rates ranging from .02% to .03% over LIBOR (average rate of .31% at December 31, 2011). These advances must be repaid within 5 to 7 years, but GALIC has the option to prepay all or a portion of the advances on a monthly basis. The advances on these agreements are collateralized by commercial mortgage-backed securities with a fair value of $301 million (included in available for sale fixed maturity securities) at December 31, 2011. Interest credited on the funding agreements, which is included in annuity benefits, was approximately $100,000 in 2011.

Net Investment Income The following table shows (in millions) investment income earned and investment expenses incurred by AFG’s insurance group.

	2011	2010	2009
Insurance group investment income:
Fixed maturities	$1,142	$1,112	$1,142
Equity securities	26	11	11
Other	65	61	44

Total investment income	1,233	1,184	1,197
Insurance group investment expenses (*)	(34)	(25)	(38)

Net investment income	$1,199	$1,159	$1,159

(*)	Included primarily in “Other operating and general expenses” in the Statement of Earnings.

Statutory Information AFG’s U.S.-based insurance subsidiaries are required to file financial statements with state insurance regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Net earnings (loss) and policyholders’ surplus on a statutory basis for the insurance subsidiaries were as follows (in millions):

				Policyholders’
	Net Earnings (Loss)			Surplus
	2011	2010	2009	2011	2010
Property and casualty companies	$375	$624	$574	$1,976	$2,101
Life insurance companies	190	213	(76)	1,225	1,153

Reinsurance In the normal course of business, AFG’s insurance subsidiaries cede reinsurance to other companies to diversify risk and limit maximum loss arising from large claims. To the extent that any reinsuring companies are unable to meet obligations under agreements covering reinsurance ceded, AFG’s insurance subsidiaries would remain liable. The following table shows (in millions) (i) amounts deducted from property and casualty written and earned premiums in connection with reinsurance ceded, (ii) written and earned premiums included in income for reinsurance assumed and (iii) reinsurance recoveries represent ceded losses and loss adjustment expenses.

	2011	2010	2009
Direct premiums written	$4,061	$3,542	$3,731
Reinsurance assumed	45	47	32
Reinsurance ceded	(1,336)	(1,181)	(1,452)

Net written premiums	$2,770	$2,408	$2,311

Direct premiums earned	$4,062	$3,653	$3,854
Reinsurance assumed	41	45	32
Reinsurance ceded	(1,344)	(1,148)	(1,474)

Net earned premiums	$2,759	$2,550	$2,412

Reinsurance recoveries	$770	$395	$898

AFG has reinsured approximately $16 billion in face amount of life insurance at December 31, 2011 and $18 billion at December 31, 2010. Life written premiums ceded were $44 million, $49 million and $54 million for 2011, 2010 and 2009, respectively.

Variable Annuities At December 31, 2011, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) on AFG’s variable annuity policies exceeded the fair value of the underlying variable annuities by $63 million, compared to $52 million at December 31, 2010. Death benefits paid in excess of the variable annuity account balances were less than $1 million in each of the last three years.

Additional Information	12 Months Ended
Dec. 31, 2011
Additional Information [Abstract]
Additional Information
P.	Additional Information

Losses and loss adjustment expenses included charges for possible losses on reinsurance recoverables of less than $1 million in 2011, 2010 and 2009. The aggregate allowance for losses on reinsurance recoverables amounted to approximately $26 million and $28 million at December 31, 2011 and 2010.

Operating Leases Total rental expense for various leases of office space and equipment was $54 million in 2011 and $42 million in each of 2010 and 2009. Future minimum rentals, related principally to office space, required under operating leases having initial or remaining noncancelable lease terms in excess of one year at December 31, 2011, were as follows: 2012 – $52 million; 2013 – $49 million; 2014 – $44 million; 2015 – $37 million; 2016 – $33 million; and $197 million thereafter.

Financial Instruments with Off-Balance-Sheet Risk On occasion, AFG and its subsidiaries have entered into financial instrument transactions that may present off-balance-sheet risks of both a credit and market risk nature. These transactions include commitments to fund loans, loan guarantees and commitments to purchase and sell securities or loans. At December 31, 2011, AFG and its subsidiaries had commitments to fund credit facilities and contribute limited partnership capital totaling up to $25 million.

Restrictions on Transfer of Funds and Assets of Subsidiaries Payments of dividends, loans and advances by AFG’s subsidiaries are subject to various state laws, federal regulations and debt covenants that limit the amount of dividends, loans and advances that can be paid. Under applicable restrictions, the maximum amount of dividends available to AFG in 2012 from its insurance subsidiaries without seeking regulatory clearance is $546 million. Additional amounts of dividends, loans and advances require regulatory approval.

Benefit Plans AFG expensed approximately $26 million in 2011, $30 million in 2010 and $34 million in 2009 for its retirement and employee savings plans.

Condensed Consolidating Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Information [Abstract]
Condensed Consolidating Information
Q.	Condensed Consolidating Information

AFG has guaranteed all of the outstanding public debt of GAFRI and GAFRI’s wholly-owned subsidiary, AAG Holding Company, Inc. In addition, GAFRI guarantees AAG Holding’s public debt. The AFG and GAFRI guarantees are full and unconditional and joint and several. Condensed consolidating financial statements for AFG are as follows:

CONDENSED CONSOLIDATING BALANCE SHEET

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
DECEMBER 31, 2011

Assets:
Cash and investments	$456	$32	$—	$25,090	$(1)	$25,577
Recoverables from reinsurers and prepaid reinsurance premiums	—	—	—	3,351	—	3,351
Agents’ balances and premiums receivable	—	—	—	565	—	565
Deferred policy acquisition costs	—	—	—	901	—	901
Assets of managed investment entities	—	—	—	3,058	—	3,058
Other assets	105	5	5	2,309	(38)	2,386
Investment in subsidiaries and affiliates	4,732	2,015	2,107	643	(9,497)	—

Total assets	$5,293	$2,052	$2,112	$35,917	$(9,536)	$35,838

Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	$—	$—	$—	$8,004	$—	$8,004
Annuity, life, accident and health benefits and reserves	—	—	—	17,148	(1)	17,147
Liabilities of managed investment entities	—	—	—	2,787	—	2,787
Long-term debt	600	—	220	115	(1)	934
Other liabilities	282	20	109	2,196	(198)	2,409

Total liabilities	882	20	329	30,250	(200)	31,281
Total shareholders’ equity	4,411	2,032	1,783	5,521	(9,336)	4,411
Noncontrolling interests	—	—	—	146	—	146

Total liabilities and equity	$5,293	$2,052	$2,112	$35,917	$(9,536)	$35,838

DECEMBER 31, 2010

Assets:
Cash and investments	$412	$33	$—	$22,228	$(3)	$22,670
Recoverables from reinsurers and prepaid reinsurance premiums	—	—	—	3,386	—	3,386
Agents’ balances and premiums receivable	—	—	—	535	—	535
Deferred policy acquisition costs	—	—	—	1,031	—	1,031
Assets of managed investment entities	—	—	—	2,537	—	2,537
Other assets	36	6	5	2,050	(15)	2,082
Investment in subsidiaries and affiliates	4,677	1,854	1,951	671	(9,153)	—

Total assets	$5,125	$1,893	$1,956	$32,438	$(9,171)	$32,241

Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	$—	$—	$—	$7,947	$—	$7,947
Annuity, life, accident and health benefits and reserves	—	—	—	14,556	(1)	14,555
Liabilities of managed investment entities	—	—	—	2,323	—	2,323
Long-term debt	600	1	219	133	(1)	952
Other liabilities	194	19	110	1,814	(154)	1,983

Total liabilities	794	20	329	26,773	(156)	27,760

Total shareholders’ equity	4,331	1,873	1,627	5,515	(9,015)	4,331
Noncontrolling interests	—	—	—	150	—	150

Total liabilities and equity	$5,125	$1,893	$1,956	$32,438	$(9,171)	$32,241

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,759	$—	$2,759
Life, accident and health premiums	—	—	—	430	—	430
Realized gains (losses)	—	(1)	—	75	(1)	73
Income of managed investment entities	—	—	—	72	—	72
Investment and other income	2	11	—	1,430	(27)	1,416
Equity in earnings of subsidiaries	708	187	214	—	(1,109)	—

Total revenues	710	197	214	4,766	(1,137)	4,750
Costs and Expenses:
Insurance benefits and expenses	—	—	—	3,660	—	3,660
Interest charges on borrowed money	64	—	25	16	(20)	85
Expenses of managed investment entities	—	—	—	71	—	71
Other operating and general expenses	65	15	5	297	(6)	376

Total costs and expenses	129	15	30	4,044	(26)	4,192

Operating earnings before income taxes	581	182	184	722	(1,111)	558
Provision (credit) for income taxes	239	61	63	282	(406)	239

Net earnings, including noncontrolling interests	342	121	121	440	(705)	319
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	(23)	—	(23)

Net Earnings Attributable to Shareholders	$342	$121	$121	$463	$(705)	$342

FOR THE YEAR ENDED DECEMBER 31, 2010

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,550	$—	$2,550
Life, accident and health premiums	—	—	—	451	—	451
Realized gains (losses)	—	(2)	—	90	—	88
Income of managed investment entities	—	—	—	23	—	23
Investment and other income	4	11	—	1,392	(22)	1,385
Equity in earnings of subsidiaries	855	191	238	—	(1,284)	—

Total revenues	859	200	238	4,506	(1,306)	4,497

Costs and Expenses:
Insurance benefits and expenses	—	—	—	3,275	—	3,275
Interest charges on borrowed money	58	—	25	17	(22)	78
Expenses of managed investment entities	—	—	—	55	—	55
Other operating and general expenses	51	16	5	323	—	395

Total costs and expenses	109	16	30	3,670	(22)	3,803

Operating earnings before income taxes	750	184	208	836	(1,284)	694
Provision (credit) for income taxes	268	70	70	316	(456)	268

Net earnings, including noncontrolling interests	482	114	138	520	(828)	426
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	(56)	—	(56)

Net Earnings Attributable to Shareholders	$482	$114	$138	$576	$(828)	$482

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,412	$—	$2,412
Life, accident and health premiums	—	—	—	444	—	444
Realized gains (losses)	—	(7)	—	44	1	38
Investment and other income	2	10	—	1,437	(23)	1,426
Equity in earnings of subsidiaries	902	63	105	—	(1,070)	—

Total revenues	904	66	105	4,337	(1,092)	4,320

Costs and Expenses:
Insurance benefits and expenses	—	—	—	2,955	—	2,955
Interest charges on borrowed money	50	—	25	15	(23)	67
Other operating and general expenses	47	20	6	408	(1)	480

Total costs and expenses	97	20	31	3,378	(24)	3,502

Operating earnings before income taxes	807	46	74	959	(1,068)	818
Provision (credit) for income taxes	284	13	22	329	(364)	284

Net earnings, including noncontrolling interests	523	33	52	630	(704)	534
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	11	—	11

Net Earnings Attributable to Shareholders	$523	$33	$52	$619	$(704)	$523

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Net earnings, including noncontrolling interests	$342	$121	$121	$440	$(705)	$319
Other comprehensive income, net of tax	85	62	62	91	(209)	91

Total comprehensive income, net of tax	427	183	183	531	(914)	410
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(17)	—	(17)

Comprehensive income attributable to shareholders	$427	$183	$183	$548	$(914)	$427

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2010

Net earnings, including noncontrolling interests	$482	$114	$138	$520	$(828)	$426
Other comprehensive income, net of tax	336	244	240	334	(816)	338

Total comprehensive income, net of tax	818	358	378	854	(1,644)	764
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(54)	—	(54)

Comprehensive income attributable to shareholders	$818	$358	$378	$908	$(1,644)	$818

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Net earnings, including noncontrolling interests	$523	$33	$52	$630	$(704)	$534
Other comprehensive income, net of tax	918	527	518	926	(1,964)	925

Total comprehensive income, net of tax	1,441	560	570	1,556	(2,668)	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	18	—	18

Comprehensive income attributable to shareholders	$1,441	$560	$570	$1,538	$(2,668)	$1,441

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Operating Activities:
Net earnings, including noncontrolling interests	$342	$121	$121	$440	$(705)	$319
Adjustments:
Equity in net earnings of subsidiaries	(439)	(123)	(141)	—	703	—
Dividends from subsidiaries	542	3	38	—	(583)	—
Other operating activities, net	17	(1)	2	328	2	348

Net cash provided by (used in) operating activities	462	—	20	768	(583)	667

Investing Activities:
Purchases of investments, property and equipment	(54)	—	—	(5,940)	—	(5,994)
Returns of capital from (capital contributions to) subsidiaries	(27)	14	(1)	—	14	—
Proceeds from maturities and redemptions of investments	4	9	—	2,230	—	2,243
Proceeds from sales of investments, property and equipment	5	—	—	1,489	—	1,494
Managed investment entities:
Purchases of investments	—	—	—	(1,563)	—	(1,563)
Proceeds from sales and redemptions of investments	—	—	—	1,391	—	1,391
Other investing activities, net	—	—	—	(10)	—	(10)

Net cash provided by (used in) investing activities	(72)	23	(1)	(2,403)	14	(2,439)

Financing Activities:
Annuity receipts	—	—	—	3,326	—	3,326
Annuity surrenders, benefits and withdrawals	—	—	—	(1,321)	—	(1,321)
Net transfers from (to) variable annuity assets	—	—	—	39	—	39
Additional long-term borrowings	—	—	—	2	—	2
Reductions of long-term debt	—	—	—	(20)	—	(20)
Issuances of managed investment entities’ liabilities	—	—	—	394	—	394
Retirement of managed investment entities’ liabilities	—	—	—	(66)	—	(66)
Issuances of Common Stock	37	—	—	2	—	39
Capital contributions from (returns of capital to) parent	—	16	(19)	(143)	146	—
Repurchases of Common Stock	(315)	—	—	—	—	(315)
Cash dividends paid	(67)	(40)	—	(383)	423	(67)
Other financing activities, net	—	—	—	(14)	—	(14)

Net cash provided by (used in) financing activities	(345)	(24)	(19)	1,816	569	1,997

Net change in cash and cash equivalents	45	(1)	—	181	—	225
Cash and cash equivalents at beginning of year	370	20	—	709	—	1,099

Cash and cash equivalents at end of year	$415	$19	$—	$890	$—	$1,324

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2010

Operating Activities:
Net earnings, including noncontrolling interests	$482	$114	$138	$520	$(828)	$426
Adjustments:
Equity in net earnings of subsidiaries	(551)	(119)	(157)	—	827	—
Dividends from subsidiaries	550	—	16	—	(566)	—
Other operating activities, net	—	(2)	1	438	1	438

Net cash provided by (used in) operating activities	481	(7)	(2)	958	(566)	864

Investing Activities:
Purchases of investments, property and equipment	(13)	(5)	—	(5,417)	—	(5,435)
Purchase of subsidiaries	—	—	—	(128)	—	(128)
Capital contributions to subsidiaries	(97)	(7)	(5)	—	109	—
Proceeds from maturities and redemptions of investments	—	11	—	2,141	—	2,152
Proceeds from sales of investments, property and equipment	—	—	—	1,593	—	1,593
Managed investment entities:
Purchases of investments	—	—	—	(1,008)	—	(1,008)
Proceeds from sales and redemptions of investments	—	—	—	1,018	—	1,018
Other investing activities, net	—	—	—	103	—	103

Net cash provided by (used in) investing activities	(110)	(1)	(5)	(1,698)	109	(1,705)

Financing Activities:
Annuity receipts	—	—	—	2,282	—	2,282
Annuity surrenders, benefits and withdrawals	—	—	—	(1,221)	—	(1,221)
Net transfers from (to) variable annuity assets	—	—	—	7	—	7
Additional long-term borrowings	128	—	—	31	—	159
Reductions of long-term debt	—	—	—	(39)	—	(39)
Retirement of managed investment entities’ liabilities	—	—	—	(45)	—	(45)
Issuances of Common Stock	31	—	—	1	—	32
Capital contributions from parent	—	16	7	86	(109)	—
Repurchases of Common Stock	(292)	—	—	—	—	(292)
Cash dividends paid	(63)	—	—	(566)	566	(63)
Other financing activities, net	(2)	—	—	2	—	—

Net cash provided by (used in) financing activities	(198)	16	7	538	457	820

Net change in cash and cash equivalents	173	8	—	(202)	—	(21)
Cash and cash equivalents at beginning of year	197	12	—	911	—	1,120

Cash and cash equivalents at end of year	$370	$20	$—	$709	$—	$1,099

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Operating Activities:
Net earnings, including noncontrolling interests	$523	$33	$52	$630	($704)	$534
Adjustments:
Equity in net earnings of subsidiaries	(587)	(45)	(73)	—	705	—
Dividends from subsidiaries	636	3	—	—	(639)	—
Other operating activities, net	14	4	(3)	367	(1)	381

Net cash provided by (used in) operating activities	586	(5)	(24)	997	(639)	915

Investing Activities:
Purchases of investments, property and equipment	(14)	(15)	—	(4,991)	—	(5,020)
Purchase of subsidiaries	—	—	—	(5)	—	(5)
Capital contributions to subsidiaries	(170)	(141)	(116)	—	427	—
Proceeds from maturities and redemptions of investments	1	2	—	1,942	—	1,945
Proceeds from sales of investments, property and equipment	15	1	—	2,319	—	2,335
Other investing activities, net	—	—	—	(38)	—	(38)

Net cash provided by (used in) investing activities	(168)	(153)	(116)	(773)	427	(783)

Financing Activities:
Annuity receipts	—	—	—	1,434	—	1,434
Annuity surrenders, benefits and withdrawals	—	—	—	(1,273)	—	(1,273)
Net transfers from (to) variable annuity assets	—	—	—	(10)	—	(10)
Additional long-term borrowings	522	—	—	59	—	581
Reductions of long-term debt	(776)	—	—	(9)	—	(785)
Issuances of Common Stock	14	—	—	1	—	15
Capital contributions from parent	—	168	140	119	(427)	—
Repurchases of Common Stock	(81)	—	—	—	—	(81)
Cash dividends paid	(60)	—	—	(639)	639	(60)
Other financing activities, net	—	—	—	(97)	—	(97)

Net cash provided by (used in) financing activities	(381)	168	140	(415)	212	(276)

Net change in cash and cash equivalents	37	10	—	(191)	—	(144)
Cash and cash equivalents at beginning of year	160	2	—	1,102	—	1,264

Cash and cash equivalents at end of year	$197	$12	$—	$911	$—	$1,120

Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company

AMERICAN FINANCIAL GROUP, INC.—PARENT ONLY

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In Millions)

Condensed Balance Sheet

	December 31
	2011	2010
Assets:
Cash and investments	$456	$412
Investment in subsidiaries (a)	4,732	4,677
Other assets	105	36

Total assets	$5,293	$5,125

Liabilities and Equity:
Long-term debt	$600	$600
Other liabilities	282	194
Shareholders’ equity	4,411	4,331

Total liabilities and equity	$5,293	$5,125

Condensed Statement of Earnings

	Year ended December 31,
	2011	2010	2009
Revenues:
Dividends from subsidiaries	$544	$554	$673
Equity in undistributed earnings of subsidiaries	164	301	229
Investment and other income (b)	2	4	2

Total revenues	710	859	904

Costs and Expenses:
Interest charges on intercompany borrowings	11	12	13
Interest charges on other borrowings	53	46	37
Other operating and general expenses	65	51	47

Total costs and expenses	129	109	97

Operating earnings before income taxes	581	750	807
Provision for income taxes	239	268	284

Net Earnings Attributable to Shareholders	$342	$482	$523

Condensed Statement of Comprehensive Income

Net earnings attributable to shareholders	$342	$482	$523
Other comprehensive income, net of tax	85	336	918

Total comprehensive income, net of tax	$427	$818	$1,441

(a)	Investment in subsidiaries includes intercompany receivables and payables.
(b)	Includes mark-to-market adjustments on trading securities.

Condensed Statement of Cash Flows

	Year ended December 31,
	2011	2010	2009
Operating Activities:
Net earnings attributable to shareholders	$342	$482	$523
Adjustments:
Equity in net earnings of subsidiaries	(439)	(551)	(587)
Dividends from subsidiaries	542	550	636
Other operating activities, net	17	—	14

Net cash provided by operating activities	462	481	586

Investing Activities:
Purchases of investments, property and equipment	(54)	(13)	(14)
Net capital contributions to subsidiaries	(27)	(97)	(170)
Proceeds from maturities and redemptions of investments	4	—	1
Proceeds from sales of investments, property and equipment	5	—	15

Net cash used in investing activities	(72)	(110)	(168)

Financing Activities:
Additional long-term borrowings	—	128	522
Reductions of long-term debt	—	—	(776)
Issuances of Common Stock	37	31	14
Repurchases of Common Stock	(315)	(292)	(81)
Cash dividends paid on Common Stock	(67)	(63)	(60)
Other financing activities, net	—	(2)	—

Net cash provided by (used in) financing activities	(345)	(198)	(381)

Net change in cash and cash equivalents	45	173	37

Cash and cash equivalents at beginning of year	370	197	160

Cash and cash equivalents at end of year	$415	$370	$197

Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2011
Supplemental Information Concerning Property-Casualty Insurance Operations [Abstract]
Supplemental Information Concerning Property-Casualty Insurance Operations

AMERICAN FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE V—SUPPLEMENTAL INFORMATION CONCERNING

PROPERTY-CASUALTY INSURANCE OPERATIONS

THREE YEARS ENDED DECEMBER 31, 2011

(IN MILLIONS)

COLUMN A	COLUMN B	COLUMN C	COLUMN D	COLUMN E	COLUMN F	COLUMN G	COLUMN H		COLUMN I	COLUMN J	COLUMN K
AFFILIATION WITH REGISTRANT	DEFERRED POLICY ACQUISITION COSTS	(a) RESERVES FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES	(b) DISCOUNT DEDUCTED IN COLUMN C	(c) UNEARNED PREMIUMS	EARNED PREMIUMS	NET INVESTMENT INCOME	CLAIMS AND CLAIM ADJUSTMENT EXPENSES INCURRED RELATED TO		AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS	PAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	PREMIUMS WRITTEN
							CURRENT YEAR	PRIOR YEARS
CONSOLIDATED PROPERTY-CASUALTY ENTITIES
2011	$189	$6,520	$30	$1,484	$2,759	$269	$1,813	$(69)	$425	$1,621	$2,770

2010	$181	$6,413	$32	$1,534	$2,550	$317	$1,615	$(158)	$404	$1,476	$2,408

2009					$2,412	$394	$1,385	$(198)	$421	$1,502	$2,311

(a)	Grossed up for reinsurance recoverables of $2,238 and $2,249 at December 31, 2011 and 2010, respectively.
(b)	Discounted at approximately 6%.
(c)	Grossed up for prepaid reinsurance premiums of $409 and $422 at December 31, 2011 and 2010, respectively.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of presentation

Basis of Presentation The consolidated financial statements include the accounts of American Financial Group, Inc. (“AFG”) and its subsidiaries. Certain reclassifications have been made to prior years to conform to the current year’s presentation. All significant intercompany balances and transactions have been eliminated. The results of operations of companies since their formation or acquisition are included in the consolidated financial statements. Events or transactions occurring subsequent to December 31, 2011, and prior to the filing of this Form 10-K, have been evaluated for potential recognition or disclosure herein.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Accounting standards retrospectively adopted in 2012

Accounting Standards Retrospectively Adopted in 2012 Effective January 1, 2012, AFG retrospectively adopted Accounting Standards Update (“ASU”) 2010-26 that addresses which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of the new standard.

The impact of adoption on amounts previously reported is shown in the table below (in millions, except per share data):

	December 31,
	2011	2010
Deferred policy acquisition costs
As reported	$1,105	$1,244
As adjusted	901	1,031

Net deferred tax liability (included in other liabilities)
As reported	$203	$116
As adjusted	133	42

Shareholders’ equity
As reported	$4,545	$4,470
As adjusted	4,411	4,331

	December 31,
	2011	2010	2009
Net earnings attributable to shareholders
As reported	$343	$479	$519
As adjusted	342	482	523

Diluted earnings per Common Share
As reported	$3.33	$4.33	$4.45
As adjusted	3.32	4.36	4.48

Effective January 1, 2012, AFG retrospectively adopted ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Equity. As permitted by the standard, comprehensive income is presented herein in a separate statement immediately following the Statement of Earnings. This new presentation does not change the measurement of net earnings, other comprehensive income or earnings per share, and accordingly, had no impact on AFG’s results of operations or financial position.

Fair value measurements

Fair Value Measurements Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AFG’s assumptions about the assumptions market participants would use in pricing the asset or liability. Except for the acquisition discussed in Note B—“Acquisition” and the impairment of goodwill discussed in Note I—“Goodwill and Other Intangibles,” AFG did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in 2011 or 2010.

New accounting guidance adopted by AFG on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required in 2011.

Effective January 1, 2012, AFG prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to AFG’s results of operations or financial position.

Investments

Investments Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in AFG’s Balance Sheet. Fixed maturity and equity securities classified as “trading” are reported at fair value with changes in unrealized holding gains or losses during the period included in investment income. Mortgage and policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

In 2009, AFG adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value. AFG adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $17 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note E—“Investments.”

Derivatives

Derivatives Derivatives included in AFG’s Balance Sheet are recorded at fair value and consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options (included in other investments) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products. Changes in the fair value of derivatives are included in earnings.

Goodwill

Goodwill Goodwill represents the excess of cost of subsidiaries over AFG’s equity in their underlying net assets. Goodwill is not amortized, but is subject to an impairment test at least annually. On October 1, 2011, AFG adopted ASU 2011-08, “Intangibles – Goodwill and Other,” which simplifies the annual goodwill impairment test by only requiring an entity to complete the test on a reporting unit if the entity determines that it is more likely than not that the reporting unit’s fair value is less than its carrying amount. The adoption of this guidance did not impact AFG’s results of operations or financial position.

Reinsurance

Reinsurance Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policies. AFG’s property and casualty insurance subsidiaries report as assets (a) the estimated reinsurance recoverable on paid and unpaid losses, including an estimate for losses incurred but not reported, and (b) amounts paid to reinsurers applicable to the unexpired terms of policies in force. Payable to reinsurers includes ceded premiums due to reinsurers as well as ceded premiums retained by AFG’s property and casualty insurance subsidiaries under contracts to fund ceded losses as they become due. AFG’s insurance subsidiaries also assume reinsurance from other companies. Earnings on reinsurance assumed is recognized based on information received from ceding companies.

Certain annuity and supplemental insurance subsidiaries cede life insurance policies to a third party on a funds withheld basis whereby the subsidiaries retain the assets (securities) associated with the reinsurance contracts. Interest is credited to the reinsurer based on the actual investment performance of the retained assets. These reinsurance contracts are considered to contain embedded derivatives (that must be adjusted to fair value) because the yield on the payables is based on specific blocks of the ceding companies’ assets, rather than the overall creditworthiness of the ceding company. AFG determined that changes in the fair value of the underlying portfolios of fixed maturity securities is an appropriate measure of the value of the embedded derivative. The securities related to these transactions are classified as “trading.” The adjustment to fair value on the embedded derivatives offsets the investment income recorded on the adjustment to fair value of the related trading portfolios.

Deferred policy acquisition costs ("DPAC")

Deferred Policy Acquisition Costs (“DPAC”) Policy acquisition costs (principally commissions, premium taxes and certain policy issuance costs) directly related to the successful acquisition of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses. As discussed above under “Accounting Standards Retrospectively Adopted in 2012,” AFG’s accounting for DPAC changed effective January 1, 2012, and amounts previously reported have been adjusted retrospectively.

For the property and casualty companies, DPAC is limited based upon recoverability without any consideration for anticipated investment income and is charged against income ratably over the terms of the related policies. A premium deficiency is recognized if the sum of expected claims costs, claims adjustment expenses and unamortized acquisition costs exceed the related unearned premiums. A premium deficiency is first recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency is greater than unamortized acquisition costs, a liability is accrued for the excess deficiency and reported with unpaid losses and loss adjustment expenses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other life and variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses).

DPAC related to traditional life and health insurance is amortized over the expected premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AFG’s Balance Sheet.

DPAC includes the present value of future profits on business in force of annuity and supplemental insurance companies acquired (“PVFP”). PVFP represents the portion of the costs to acquire companies that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. PVFP is amortized with interest in relation to expected gross profits of the acquired policies for annuities and universal life products and in relation to the premium paying period for traditional life and health insurance products.

Managed investment entities

Managed Investment Entities A company is considered the primary beneficiary of, and therefore must consolidate, a variable interest entity (“VIE”) based primarily on its ability to direct the activities of the VIE that most significantly impact that entity’s economic performance and the obligation to absorb losses of, or receive benefits from, the entity that could potentially be significant to the VIE.

AFG manages, and has investments in, collateralized loan obligations (“CLOs”) that are VIEs (See Note H – “Managed Investment Entities.”) Both the management fees (payment of which are subordinate to other obligations of the CLOs) and the investments in the CLOs are considered variable interests. AFG has determined that it is the primary beneficiary of the CLOs because (i) its role as asset manager gives it the power to direct the activities that most significantly impact the economic performance of the CLOs and (ii) it has exposure to CLO losses (through its investments in the CLO debt tranches) and the right to receive benefits (through its subordinated management fees and returns on its investments), both of which could potentially be significant to the CLOs.

Because AFG has no right to use the CLO assets and no obligation to pay the CLO liabilities, the assets and liabilities of the CLOs are shown separately in AFG’s Balance Sheet (at fair value). Prior to adoption of guidance requiring the consolidation of VIEs beginning in 2010, the CLOs were not consolidated. Upon adoption of the guidance, the $261 million excess of fair value of the CLOs’ assets over the fair value of the liabilities was recorded in AFG’s Balance Sheet as appropriated retained earnings—managed investment entities, representing the cumulative effect of adopting the new guidance that ultimately will inure to the benefit of the CLO debt holders.

AFG has elected the fair value option for reporting on the CLO assets and liabilities to improve the transparency of financial reporting related to the CLOs. The net gain or loss from accounting for the CLO assets and liabilities at fair value subsequent to January 1, 2010, is separately presented in AFG’s Statement of Earnings. CLO earnings attributable to AFG’s shareholders represent the change in fair value of AFG’s investments in the CLOs and management fees earned. All other CLO earnings (losses) are not attributable to AFG’s shareholders and will ultimately inure to the benefit of the other CLO debt holders. As a result, such CLO earnings (losses) are included in net earnings (loss) attributable to noncontrolling interests in AFG’s Statement of Earnings and in appropriated retained earnings—managed investment entities in the Balance Sheet. As the CLOs approach maturity (2016 to 2022), it is expected that losses attributable to noncontrolling interests will reduce appropriated retained earnings towards zero as the fair values of the assets and liabilities converge and the CLO assets are used to pay the CLO debt.

Unpaid losses and loss adjustment expenses

Unpaid Losses and Loss Adjustment Expenses The net liabilities stated for unpaid claims and for expenses of investigation and adjustment of unpaid claims are based upon (a) the accumulation of case estimates for losses reported prior to the close of the accounting period on direct business written; (b) estimates received from ceding reinsurers and insurance pools and associations; (c) estimates of unreported losses (including possible development on known claims) based on past experience; (d) estimates based on experience of expenses for investigating and adjusting claims; and (e) the current state of the law and coverage litigation. Establishing reserves for asbestos, environmental and other mass tort claims involves considerably more judgment than other types of claims due to, among other things, inconsistent court decisions, an increase in bankruptcy filings as a result of asbestos-related liabilities, novel theories of coverage, and judicial interpretations that often expand theories of recovery and broaden the scope of coverage.

Loss reserve liabilities are subject to the impact of changes in claim amounts and frequency and other factors. Changes in estimates of the liabilities for losses and loss adjustment expenses are reflected in the Statement of Earnings in the period in which determined. Despite the variability inherent in such estimates, management believes that the liabilities for unpaid losses and loss adjustment expenses are adequate.

Annuity benefits accumulated

Annuity Benefits Accumulated Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to other income.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and variable annuity policy charges, and unearned revenues once they are recognized as income.

Life, accident and health reserves

Life, Accident and Health Reserves Liabilities for future policy benefits under traditional life, accident and health policies are computed using the net level premium method. Computations are based on the original projections of investment yields, mortality, morbidity and surrenders and include provisions for unfavorable deviations. Claim reserves and liabilities established for accident and health claims are modified as necessary to reflect actual experience and developing trends.

Variable annuity assets and liabilities

Variable Annuity Assets and Liabilities Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AFG earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains all investment risk.

AFG’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Premium recognition

Premium Recognition Property and casualty premiums are earned generally over the terms of the policies on a pro rata basis. Unearned premiums represent that portion of premiums written which is applicable to the unexpired terms of policies in force. On reinsurance assumed from other insurance companies or written through various underwriting organizations, unearned premiums are based on information received from such companies and organizations. For traditional life, accident and health products, premiums are recognized as revenue when legally collectible from policyholders. For interest-sensitive life and universal life products, premiums are recorded in a policyholder account, which is reflected as a liability. Revenue is recognized as amounts are assessed against the policyholder account for mortality coverage and contract expenses.

Noncontrolling interests

Noncontrolling Interests For Balance Sheet purposes, noncontrolling interests represents the interests of shareholders other than AFG in consolidated entities. In the Statement of Earnings, net earnings and losses attributable to noncontrolling interests represents such shareholders’ interest in the earnings and losses of those entities.

Income taxes

Income Taxes Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

AFG records a liability for the inherent uncertainty in quantifying its income tax provisions. Related interest and penalties are recognized as a component of tax expense.

Stock-based compensation

Stock-Based Compensation All share-based grants are recognized as compensation expense on a straight-line basis over their vesting periods based on their calculated fair value at the date of grant. AFG uses the Black-Scholes pricing model to measure the fair value of employee stock options. See Note K -”Shareholders’ Equity” for further information.

Benefit plans

Benefit Plans AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared. AFG and many of its subsidiaries provide health care and life insurance benefits to eligible retirees. AFG also provides postemployment benefits to former or inactive employees (primarily those on disability) who were not deemed retired under other company plans. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

Earnings per share

Earnings Per Share Basic earnings per share is calculated using the weighted average number of shares of common stock outstanding during the period. The calculation of diluted earnings per share includes the following adjustments to weighted average common shares related to stock-based compensation plans: 2011 – 1.6 million, 2010—1.3 million and 2009—1.1 million.

AFG’s weighted average diluted shares outstanding excludes the following anti-dilutive potential common shares related to stock compensation plans: 2011 – 2.3 million, 2010—3.5 million and 2009—5.7 million. Adjustments to net earnings attributable to shareholders in the calculation of diluted earnings per share were nominal in the 2011, 2010 and 2009 periods.

Statement of cash flows

Statement of Cash Flows For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments, borrowing money and repaying amounts borrowed. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Impact of adoption of new standard

	December 31,
	2011	2010
Deferred policy acquisition costs
As reported	$1,105	$1,244
As adjusted	901	1,031

Net deferred tax liability (included in other liabilities)
As reported	$203	$116
As adjusted	133	42

Shareholders’ equity
As reported	$4,545	$4,470
As adjusted	4,411	4,331

	December 31,
	2011	2010	2009
Net earnings attributable to shareholders
As reported	$343	$479	$519
As adjusted	342	482	523

Diluted earnings per Common Share
As reported	$3.33	$4.33	$4.45
As adjusted	3.32	4.36	4.48

Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2011
Segments of Operations [Abstract]
Segment Reporting Information, by Segment

	2011	2010	2009
Assets
Property and casualty insurance (a)	$11,740	$11,466	$11,711
Annuity and supplemental insurance	20,389	17,696	15,387
Other	3,709	3,079	344

Total assets	$35,838	$32,241	$27,442

Revenues
Property and casualty insurance:
Premiums earned:
Specialty
Property and transportation	$1,412	$1,167	$909
Specialty casualty	872	873	917
Specialty financial	408	446	517
Other	67	64	69

Total premiums earned	2,759	2,550	2,412
Investment income	296	341	414
Realized gains (losses)	97	88	123
Other income	65	64	106

Total property and casualty insurance	3,217	3,043	3,055
Annuity and supplemental insurance:
Investment income	944	856	784
Life, accident and health premiums	430	451	444
Realized gains (losses)	(23)	—	(86)
Other income	104	110	114

Total annuity and supplemental insurance	1,455	1,417	1,256
Other	78	37	9

Total revenues	$4,750	$4,497	$4,320

Operating Earnings Before Income Taxes
Property and casualty insurance:
Underwriting:
Specialty
Property and transportation	$113	$141	$237
Specialty casualty	35	45	64
Specialty financial	65	123	148
Other	18	8	(9)
Other lines (b)	(51)	(11)	(7)

Total underwriting	180	306	433
Investment and other income, net	263	299	338
Realized gains (losses)	97	88	123

Total property and casualty insurance	540	693	894
Annuity and supplemental insurance:
Operations	222	197	152
Realized gains (losses)	(23)	—	(86)

Total annuity and supplemental insurance	199	197	66
Other (c)	(181)	(196)	(142)

Total operating earnings before income taxes	$558	$694	$818

(a)	Not allocable to sub-segments.
(b)	Includes a second quarter 2011 special charge of $50 million to increase asbestos and environmental reserves.
(c)	Includes holding company expenses, a second quarter 2011 special charge of $9 million to increase asbestos and environmental reserves and $24 million and $64 million in losses of managed investment entities attributable to noncontrolling interests for the years ended December 31, 2011 and 2010, respectively.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Assets and liabilities measured at fair value

	Level 1	Level 2	Level 3	Total
2011
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$248	$134	$—	$382
States, municipalities and political subdivisions	—	3,794	83	3,877
Foreign government	—	254	—	254
Residential MBS	—	3,487	361	3,848
Commercial MBS	—	2,821	19	2,840
All other corporate	9	10,078	519	10,606

Total AFS fixed maturities	257	20,568	982	21,807

Trading fixed maturities	—	439	1	440
Equity securities	888	29	11	928
Assets of managed investment entities (“MIE”)	290	2,724	44	3,058
Variable annuity assets (separate accounts) (a)	—	548	—	548
Other investments	—	71	—	71

Total assets accounted for at fair value	$1,435	$24,379	$1,038	$26,852

Liabilities:
Liabilities of managed investment entities	$194	$—	$2,593	$2,787
Derivatives in annuity benefits accumulated	—	—	395	395

Total liabilities accounted for at fair value	$194	$—	$2,988	$3,182

2010
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$251	$216	$—	$467
States, municipalities and political subdivisions	—	2,919	20	2,939
Foreign government	—	278	—	278
Residential MBS	—	3,563	312	3,875
Commercial MBS	—	2,117	6	2,123
All other corporate	9	9,201	436	9,646

Total AFS fixed maturities	260	18,294	774	19,328

Trading fixed maturities	—	390	3	393
Equity securities	461	208	21	690
Assets of managed investment entities	96	2,393	48	2,537
Variable annuity assets (separate accounts) (a)	—	616	—	616
Other investments	—	98	—	98

Total assets accounted for at fair value	$817	$21,999	$846	$23,662

Liabilities:
Liabilities of managed investment entities	$65	$—	$2,258	$2,323
Derivatives in annuity benefits accumulated	—	—	190	190

Total liabilities accounted for at fair value	$65	$—	$2,448	$2,513

(a)	Variable annuity liabilities equal the fair value of variable annuity assets.

Changes in balances of Level 3 financial assets and liabilities

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2010	Net income	Other comp. income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2011
AFS fixed maturities:
State and municipal	$20	$—	$4	$58	(4)	$17	$(12)	$83
Residential MBS	312	3	(9)	42	(38)	127	(76)	361
Commercial MBS	6	1	—	9	—	13	(10)	19
All other corporate	436	2	15	236	(72)	90	(188)	519
Trading fixed maturities	3	—	—	—	—	—	(2)	1
Equity securities	21	—	1	2	(2)	2	(13)	11
Assets of MIE	48	(8)	—	32	(18)	9	(19)	44
Liabilities of MIE (*)	(2,258)	—	—	(401)	66	—	—	(2,593)
Embedded derivatives	(190)	(29)	—	(200)	24	—	—	(395)

(*)	Total realized/unrealized loss included in net income includes losses of $3 million related to liabilities outstanding as of December 31, 2011. See Note H—“Managed Investment Entities.”

			Total realized/unrealized gains (losses) included in
	Balance at December 31, 2009	Consolidate Managed Inv. Entities	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2010
AFS fixed maturities:
State and municipal	$23	$—	$—	$1	$(4)	$17	$(17)	$20
Residential MBS	435	—	7	26	17	27	(200)	312
Commercial MBS	—	—	—	—	6	—	—	6
All other corporate	311	(6)	(10)	10	100	118	(87)	436
Trading fixed maturities	1	—	—	—	4	2	(4)	3
Equity securities	25	—	—	(1)	—	—	(3)	21
Assets of MIE	—	90	8	—	(16)	26	(60)	48
Liabilities of MIE (*)	—	(2,084)	(220)	—	46	—	—	(2,258)
Embedded derivatives	(113)	—	(20)	—	(57)	—	—	(190)

(*)	Total realized/unrealized loss included in net income includes losses of $213 million related to liabilities outstanding as of December 31, 2010. See Note H—“Managed Investment Entities.”

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2008	Net income	Other comp. income (loss)	Purchases, sales, issuances and settlements	Net Transfer out of Level 3	Balance at December 31, 2009
AFS fixed maturities	$706	$7	$89	$292	$(325)	$769
Trading fixed maturities	1	—	—	—	—	1
Equity securities	44	(13)	1	1	(8)	25
Other assets	5	—	—	—	(5)	—
Embedded derivatives	(96)	(29)	—	12	—	(113)

Fair value of financial instruments

	2011		2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Cash and cash equivalents	$1,324	$1,324	$1,099	$1,099
Fixed maturities	22,247	22,247	19,721	19,721
Equity securities	928	928	690	690
Mortgage loans	401	401	468	469
Policy loans	252	252	264	264
Other investments—derivatives	71	71	98	98
Assets of managed investment entities	3,058	3,058	2,537	2,537
Variable annuity assets (separate accounts)	548	548	616	616

Liabilities:
Annuity benefits accumulated (*)	$15,219	$15,314	$12,696	$12,233
Long-term debt	934	1,010	952	1,023
Liabilities of managed investment entities	2,787	2,787	2,323	2,323
Variable annuity liabilities (separate accounts)	548	548	616	616
Other liabilities—derivatives	23	23	14	14

(*)	Excludes life contingent annuities in the payout phase.

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Available for sale fixed maturities and equity securities

	2011				2010
	Amortized	Fair	Gross Unrealized		Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses	Cost	Value	Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$363	$382	$19	$—	$453	$467	$15	$(1)
States, municipalities and political subdivisions	3,613	3,877	267	(3)	2,927	2,939	53	(41)
Foreign government	236	254	18	—	269	278	9	—
Residential MBS	3,858	3,848	170	(180)	3,781	3,875	222	(128)
Commercial MBS	2,628	2,840	218	(6)	1,972	2,123	153	(2)
All other corporate	9,864	10,606	802	(60)	9,088	9,646	602	(44)

Total fixed maturities	$20,562	$21,807	$1,494	$(249)	$18,490	$19,328	$1,054	$(216)

Common stocks	$610	$797	$207	$(20)	$312	$543	$232	$(1)

Perpetual preferred stocks	$134	$131	$5	$(8)	$146	$147	$6	$(5)

Available for sale securities in a continuous unrealized loss position

	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
2011
Fixed maturities:
U.S. Government and government agencies	$—	$2	100%	$—	$—	—%
States, municipalities and political subdivisions	(2)	120	98%	(1)	59	98%
Foreign government	—	1	100%	—	—	—%
Residential MBS	(59)	1,141	95%	(121)	473	80%
Commercial MBS	(6)	183	97%	—	18	100%
All other corporate	(43)	940	96%	(17)	114	87%

Total fixed maturities	$(110)	$2,387	96%	$(139)	$664	83%

Common stocks	$(19)	$169	90%	$(1)	$4	80%

Perpetual preferred stocks	$(1)	$23	96%	$(7)	$31	82%

2010
Fixed maturities:
U.S. Government and government agencies	$(1)	$86	99%	$—	$—	—%
States, municipalities and political subdivisions	(38)	1,180	97%	(3)	40	93%
Foreign government	—	37	99%	—	—	—%
Residential MBS	(11)	412	97%	(117)	551	82%
Commercial MBS	(2)	83	98%	—	15	97%
All other corporate	(24)	1,020	98%	(20)	275	93%

Total fixed maturities	$(76)	$2,818	97%	$(140)	$881	86%

Common stocks	$—	$21	99%	$(1)	$4	88%

Perpetual preferred stocks	$—	$22	98%	$(5)	$37	88%

Roll forward of cumulative credit portion of other-than-temporary impairments on fixed maturity securities

	2011	2010	2009
Balance at January 1	$143	$99	$14
Additional credit impairments on:
Previously impaired securities	44	44	26
Securities without prior impairments	8	9	72
Reductions—disposals	(8)	(9)	(13)

Balance at December 31	$187	$143	$99

Available for sale fixed maturity securities by contractual maturity date

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$603	$615	3%
After one year through five years	5,196	5,478	25
After five years through ten years	6,437	6,998	32
After ten years	1,840	2,028	9

	14,076	15,119	69
MBS	6,486	6,688	31

Total	$20,562	$21,807	100%

Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income

		Deferred Tax and
		Amounts Attributable
		to Noncontrolling
	Pre-tax	Interests	Net
December 31, 2011
Unrealized gain on:
Fixed maturity securities	$1,245	$(444)	$801
Equity securities	184	(65)	119
Deferred policy acquisition costs	(537)	188	(349)
Annuity benefits and other liabilities	10	(3)	7

	$902	$(324)	$578

December 31, 2010
Unrealized gain on:
Fixed maturity securities	$838	$(295)	$543
Equity securities	232	(82)	150
Deferred policy acquisition costs	(315)	109	(206)
Annuity benefits and other liabilities	6	(2)	4

	$761	$(270)	$491

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments

			Mortgage
			Loans			Noncon-
	Fixed	Equity	and Other	Other	Tax	trolling
	Maturities	Securities	Investments	(a)	Effects	Interests	Total
2011
Realized before impairments	$68	$88	$(24)	$(4)	$(45)	$(2)	$81
Realized—impairments	(57)	(6)	(5)	16	18	1	(33)
Change in unrealized	407	(48)	—	(218)	(49)	(5)	87

2010
Realized before impairments	146	36	(5)	(14)	(57)	(2)	104
Realized—impairments	(79)	(1)	(6)	24	22	—	(40)
Change in unrealized	751	49	—	(293)	(177)	(2)	328

2009
Realized before impairments	207	61	1	(23)	(82)	(5)	159
Realized—impairments	(221)	(22)	(28)	68	72	1	(130)
Change in unrealized	2,005	126	—	(735)	(489)	(6)	901

(a)	Primarily adjustments to deferred policy acquisition costs related to annuities.

Gross realized gains and losses on available for sale fixed maturity and equity security investments

	2011	2010	2009
Fixed maturities:
Gross gains	$77	$108	$92
Gross losses	(9)	(11)	(43)

Equity securities:
Gross gains	90	35	82
Gross losses	(1)	—	(21)

Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Derivatives included in Balance Sheet at fair value

		December 31, 2011		December 31, 2010
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
MBS with embedded derivatives	Fixed maturities	$99	$—	$101	$—
Interest rate swaptions	Other investments	5	—	21	—
Indexed annuities (embedded derivative)	Annuity benefits accumulated	—	395	—	190
Equity index call options	Other investments	66	—	77	—
Reinsurance contracts (embedded derivative)	Other liabilities	—	23	—	14

		$170	$418	$199	$204

Summary of gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives

	Statement of
Derivative	Earnings Line	2011	2010	2009
MBS with embedded derivatives	Realized gains	$—	$50	$157
Interest rate swaptions	Realized gains	(24)	(7)	8
Indexed annuities (embedded derivative)	Annuity benefits	(29)	(20)	(29)
Equity index call options	Annuity benefits	(13)	41	26
Reinsurance contracts (embedded derivative)	Investment income	(9)	(9)	(25)

		($75)	$55	$137

Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs

	2011	2010
Property and casualty insurance	$189	$181
Annuity and supplemental insurance:
Policy acquisition costs	898	793
Policyholder sales inducements	207	208
Present value of future profits (“PVFP”)	144	164
Impact of unrealized gains and losses on securities	(537)	(315)

Total annuity and supplemental	712	850

	$901	$1,031

Managed Investment Entities (Tables)	12 Months Ended
Dec. 31, 2011
Managed Investment Entities [Abstract]
Selected financial information related to collateralized loan obligations

	Year ended
	December 31,
	2011	2010
Gains (losses) on change in fair value of assets/liabilities (a):
Assets	$(33)	$150
Liabilities	—	(220)
Management fees paid to AFG	19	15
CLO earnings (losses) attributable to:
AFG shareholders (b)	6	17
Noncontrolling interests (b)	(24)	(64)

(a)	Included in AFG’s “Revenues.”
(b)	Included in AFG’s “Operating earnings before income taxes.”

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles [Abstract]
Changes in the carrying value of goodwill by reporting segment

	Property and	Annuity and
	Casualty	Supplemental	Total
Balance January 1, 2010	$152	$56	$208
Impairment charge	—	(22)	(22)

Balance December 31, 2010 and 2011	$152	$34	$186

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule of long-term debt instruments

	2011	2010
Direct obligations of AFG:
9-7/8% Senior Notes due June 2019	$350	$350
7% Senior Notes due September 2050	132	132
7-1/8% Senior Debentures due February 2034	115	115
Other	3	3

	600	600

Subsidiaries:
Obligations of AAG Holding (guaranteed by AFG):
7-1/2% Senior Debentures due November 2033	112	112
7-1/4% Senior Debentures due January 2034	86	86
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
National Interstate bank credit facility	22	20
American Premier Underwriters 10-7/8% Subordinated Notes	—	8

	314	332

Payable to Subsidiary Trusts:
AAG Holding Variable Rate Subordinated Debentures due May 2033	20	20

	$934	$952

Summary of secured and unsecured long-term debt

	2011	2010
Unsecured obligations	$840	$846
Obligations secured by real estate	64	65
Other secured borrowings	30	41

	$934	$952

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary of stock options activity

			Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Shares	Price	Term	(in millions)
Outstanding at January 1, 2011	8,484,233	$24.98
Granted	1,122,525	$34.34
Exercised	(1,576,664)	$21.14
Forfeited/Cancelled	(107,620)	$26.47

Outstanding at December 31, 2011	7,922,474	$27.05	6.0 years	$78

Options exercisable at December 31, 2011	4,580,849	$26.29	4.7 years	$49

Assumptions used in estimating weighted average fair value of options on grant date

	2011	2010	2009
Expected dividend yield	1.9%	2.2%	2.7%
Expected volatility	38%	39%	37%
Expected term (in years)	7.3	7.5	7.5
Risk-free rate	3.0%	3.2%	2.1%

Summary of restricted stock awards activity

		Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	322,986	$25.27
Granted	131,955	$31.45
Vested	(39,819)	$28.41

Outstanding at December 31, 2011	415,122	$27.85

Accumulated other comprehensive income (loss), net of tax

		OCI
	AOCI			Non-			AOCI
	Beginning	Pre-		controlling			Ending
	Balance	tax	Tax	interests	Net	Other(b)	Balance
Year ended December 31, 2011
Net unrealized gains on securities	$491 (a)	$141	$(49)	$(5)	$87	$—	$578 (a)
Foreign currency translation adjustments	12	(2)	—	(1)	(3)	—	9
Pension and other postretirement plans adjustments	(8)	1	—	—	1	—	(7)

Total	$495	$140	$(49)	$(6)	$85	—	$580

Year ended December 31, 2010
Net unrealized gains on securities	$167 (a)	$507	$(177)	$(2)	$328	$(4)	$491 (a)
Foreign currency translation adjustments	5	8	—	—	8	(1)	12
Pension and other postretirement plans adjustments	(8)	—	—	—	—	—	(8)

Total	$164	$515	$(177)	$(2)	$336	$(5)	$495

Year ended December 31, 2009
Net unrealized gains on securities	$(717)	$1,396	$(489)	$(6)	$901	$(17)	$167
Foreign currency translation adjustments	(13)	19	—	(1)	18	—	5
Pension and other postretirement plans adjustments	(7)	(2)	1	—	(1)	—	(8)

Total	$(737)	$1,413	$(488)	$(7)	$918	$(17)	$164

(a)	Includes $16 million, $11 million and $66 million at December 31, 2011, 2010 and 2009 in net unrealized losses related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
(b)	Primarily cumulative effect of accounting change.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings

	2011	2010	2009
Earnings before income taxes	$558	$694	$818

Income taxes at statutory rate	$195	$243	$286
Effect of:
Change in valuation allowance	44	(1)	(7)
Losses of managed investment entities	9	23	—
Goodwill impairment charge	—	8	—
Subsidiaries not in AFG’s tax return	5	6	8
Tax exempt interest	(23)	(16)	(10)
Other	9	5	7

Provision for income taxes as shown on the Statement of Earnings	$239	$268	$284

Components of income tax provision (credit)

	2011	2010	2009
Current taxes:
Federal	$186	$214	$239
State	4	4	6
Foreign	—	(1)	1
Deferred taxes:
Federal	22	65	53
Foreign	27	(14)	(15)

Provision for income taxes	$239	$268	$284

Summary of operating loss carryforwards

	Expiring	Amount
Operating Loss – U.S.	2012 - 2020	$73
	2021 - 2025	73
Operating Loss – United Kingdom	indefinite	79

Components of deferred tax assets and liabilities

	2011	2010
Deferred tax assets:
Federal net operating loss carryforwards	$51	$52
Foreign underwriting losses	42	32
Insurance claims and reserves	435	404
Employee benefits	94	93
Other, net	52	68

Total deferred tax assets before valuation allowance	674	649
Valuation allowance against deferred tax assets	(97)	(54)

Total deferred tax assets	577	595
Deferred tax liabilities:
Subsidiaries not in AFG’s tax return	(61)	(56)
Investment securities	(441)	(324)
Deferred acquisition costs	(208)	(257)

Total deferred tax liabilities	(710)	(637)

Net deferred tax liability	$(133)	$(42)

Progression of the liability for uncertain tax positions, excluding interest and penalties

	2011	2010	2009
Balance at January 1	$52	$36	$36
Additions for tax positions of current year	7	16	—

Balance at December 31	$59	$52	$36

Quarterly Operating Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Operating Results [Abstract]
Schedule of quarterly operating results

	1st	2nd	3rd	4th	Total
	Quarter	Quarter	Quarter	Quarter	Year
2011
Revenues	$1,039	$1,093	$1,335	$1,283	$4,750
Net earnings, including noncontrolling interests	54	30	108	127	319
Net earnings attributable to shareholders	88	48	97	109	342

Earnings attributable to shareholders per common share:
Basic	$.84	$.47	$.97	$1.11	$3.37
Diluted	.83	.46	.95	1.09	3.32

Average number of Common Shares:
Basic	104.6	102.7	99.7	98.2	101.3
Diluted	106.2	104.4	101.3	99.8	102.9

2010
Revenues	$1,034	$1,052	$1,255	$1,156	$4,497
Net earnings, including noncontrolling interests	86	95	136	109	426
Net earnings attributable to shareholders	104	103	143	132	482

Earnings attributable to shareholders per common share:
Basic	$.93	$.93	$1.32	$1.24	$4.41
Diluted	.92	.92	1.30	1.22	4.36

Average number of Common Shares:
Basic	112.0	110.2	108.2	106.7	109.2
Diluted	113.1	111.8	109.5	108.1	110.5

Quarterly information on realized gains (losses) on securities and favorable (unfavorable) development on unpaid loss and loss adjustment expenses

	1st	2nd	3rd	4th	Total
	Quarter	Quarter	Quarter	Quarter	Year
Realized Gains on Securities
2011	$—	$19	$8	$49	$76
2010	4	11	57	29	101

Prior Year Development Favorable (Unfavorable)
2011	$21	$(13)	$34	$27	$69
2010	39	57	14	48	158

Insurance (Tables)	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Reconciliation of beginning and ending liability for unpaid losses and loss adjustment expenses

	2011	2010	2009
Balance at beginning of period	$4,164	$3,899	$4,154

Provision for losses and LAE occurring in the current year	1,813	1,615	1,385
Net decrease in provision for claims of prior years	(69)	(158)	(198)

Total losses and LAE incurred	1,744	1,457	1,187
Payments for losses and LAE of:
Current year	(652)	(360)	(504)
Prior years	(969)	(1,116)	(998)

Total payments	(1,621)	(1,476)	(1,502)
Reserves of businesses acquired	—	287	—

Foreign—currency translation and other	(5)	(3)	60

Balance at end of period	4,282	4,164	3,899

Add back reinsurance recoverables, net of allowance	2,238	2,249	2,513

Gross unpaid losses and LAE included in the Balance Sheet	$6,520	$6,413	$6,412

Net investment income of insurance group

	2011	2010	2009
Insurance group investment income:
Fixed maturities	$1,142	$1,112	$1,142
Equity securities	26	11	11
Other	65	61	44

Total investment income	1,233	1,184	1,197
Insurance group investment expenses (*)	(34)	(25)	(38)

Net investment income	$1,199	$1,159	$1,159

(*)	Included primarily in “Other operating and general expenses” in the Statement of Earnings.

Statutory information

				Policyholders’
	Net Earnings (Loss)			Surplus
	2011	2010	2009	2011	2010
Property and casualty companies	$375	$624	$574	$1,976	$2,101
Life insurance companies	190	213	(76)	1,225	1,153

Reinsurance information

	2011	2010	2009
Direct premiums written	$4,061	$3,542	$3,731
Reinsurance assumed	45	47	32
Reinsurance ceded	(1,336)	(1,181)	(1,452)

Net written premiums	$2,770	$2,408	$2,311

Direct premiums earned	$4,062	$3,653	$3,854
Reinsurance assumed	41	45	32
Reinsurance ceded	(1,344)	(1,148)	(1,474)

Net earned premiums	$2,759	$2,550	$2,412

Reinsurance recoveries	$770	$395	$898

Condensed Consolidating Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Information [Abstract]
Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
DECEMBER 31, 2011

Assets:
Cash and investments	$456	$32	$—	$25,090	$(1)	$25,577
Recoverables from reinsurers and prepaid reinsurance premiums	—	—	—	3,351	—	3,351
Agents’ balances and premiums receivable	—	—	—	565	—	565
Deferred policy acquisition costs	—	—	—	901	—	901
Assets of managed investment entities	—	—	—	3,058	—	3,058
Other assets	105	5	5	2,309	(38)	2,386
Investment in subsidiaries and affiliates	4,732	2,015	2,107	643	(9,497)	—

Total assets	$5,293	$2,052	$2,112	$35,917	$(9,536)	$35,838

Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	$—	$—	$—	$8,004	$—	$8,004
Annuity, life, accident and health benefits and reserves	—	—	—	17,148	(1)	17,147
Liabilities of managed investment entities	—	—	—	2,787	—	2,787
Long-term debt	600	—	220	115	(1)	934
Other liabilities	282	20	109	2,196	(198)	2,409

Total liabilities	882	20	329	30,250	(200)	31,281
Total shareholders’ equity	4,411	2,032	1,783	5,521	(9,336)	4,411
Noncontrolling interests	—	—	—	146	—	146

Total liabilities and equity	$5,293	$2,052	$2,112	$35,917	$(9,536)	$35,838

DECEMBER 31, 2010

Assets:
Cash and investments	$412	$33	$—	$22,228	$(3)	$22,670
Recoverables from reinsurers and prepaid reinsurance premiums	—	—	—	3,386	—	3,386
Agents’ balances and premiums receivable	—	—	—	535	—	535
Deferred policy acquisition costs	—	—	—	1,031	—	1,031
Assets of managed investment entities	—	—	—	2,537	—	2,537
Other assets	36	6	5	2,050	(15)	2,082
Investment in subsidiaries and affiliates	4,677	1,854	1,951	671	(9,153)	—

Total assets	$5,125	$1,893	$1,956	$32,438	$(9,171)	$32,241

Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	$—	$—	$—	$7,947	$—	$7,947
Annuity, life, accident and health benefits and reserves	—	—	—	14,556	(1)	14,555
Liabilities of managed investment entities	—	—	—	2,323	—	2,323
Long-term debt	600	1	219	133	(1)	952
Other liabilities	194	19	110	1,814	(154)	1,983

Total liabilities	794	20	329	26,773	(156)	27,760

Total shareholders’ equity	4,331	1,873	1,627	5,515	(9,015)	4,331
Noncontrolling interests	—	—	—	150	—	150

Total liabilities and equity	$5,125	$1,893	$1,956	$32,438	$(9,171)	$32,241

Condensed Consolidating Statement of Earnings

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,759	$—	$2,759
Life, accident and health premiums	—	—	—	430	—	430
Realized gains (losses)	—	(1)	—	75	(1)	73
Income of managed investment entities	—	—	—	72	—	72
Investment and other income	2	11	—	1,430	(27)	1,416
Equity in earnings of subsidiaries	708	187	214	—	(1,109)	—

Total revenues	710	197	214	4,766	(1,137)	4,750
Costs and Expenses:
Insurance benefits and expenses	—	—	—	3,660	—	3,660
Interest charges on borrowed money	64	—	25	16	(20)	85
Expenses of managed investment entities	—	—	—	71	—	71
Other operating and general expenses	65	15	5	297	(6)	376

Total costs and expenses	129	15	30	4,044	(26)	4,192

Operating earnings before income taxes	581	182	184	722	(1,111)	558
Provision (credit) for income taxes	239	61	63	282	(406)	239

Net earnings, including noncontrolling interests	342	121	121	440	(705)	319
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	(23)	—	(23)

Net Earnings Attributable to Shareholders	$342	$121	$121	$463	$(705)	$342

FOR THE YEAR ENDED DECEMBER 31, 2010

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,550	$—	$2,550
Life, accident and health premiums	—	—	—	451	—	451
Realized gains (losses)	—	(2)	—	90	—	88
Income of managed investment entities	—	—	—	23	—	23
Investment and other income	4	11	—	1,392	(22)	1,385
Equity in earnings of subsidiaries	855	191	238	—	(1,284)	—

Total revenues	859	200	238	4,506	(1,306)	4,497

Costs and Expenses:
Insurance benefits and expenses	—	—	—	3,275	—	3,275
Interest charges on borrowed money	58	—	25	17	(22)	78
Expenses of managed investment entities	—	—	—	55	—	55
Other operating and general expenses	51	16	5	323	—	395

Total costs and expenses	109	16	30	3,670	(22)	3,803

Operating earnings before income taxes	750	184	208	836	(1,284)	694
Provision (credit) for income taxes	268	70	70	316	(456)	268

Net earnings, including noncontrolling interests	482	114	138	520	(828)	426
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	(56)	—	(56)

Net Earnings Attributable to Shareholders	$482	$114	$138	$576	$(828)	$482

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Revenues:
Property and casualty insurance premiums	$—	$—	$—	$2,412	$—	$2,412
Life, accident and health premiums	—	—	—	444	—	444
Realized gains (losses)	—	(7)	—	44	1	38
Investment and other income	2	10	—	1,437	(23)	1,426
Equity in earnings of subsidiaries	902	63	105	—	(1,070)	—

Total revenues	904	66	105	4,337	(1,092)	4,320

Costs and Expenses:
Insurance benefits and expenses	—	—	—	2,955	—	2,955
Interest charges on borrowed money	50	—	25	15	(23)	67
Other operating and general expenses	47	20	6	408	(1)	480

Total costs and expenses	97	20	31	3,378	(24)	3,502

Operating earnings before income taxes	807	46	74	959	(1,068)	818
Provision (credit) for income taxes	284	13	22	329	(364)	284

Net earnings, including noncontrolling interests	523	33	52	630	(704)	534
Less: Net earnings (loss) attributable to noncontrolling interests	—	—	—	11	—	11

Net Earnings Attributable to Shareholders	$523	$33	$52	$619	$(704)	$523

Condensed Consolidating Statement of Comprehensive Income

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Net earnings, including noncontrolling interests	$342	$121	$121	$440	$(705)	$319
Other comprehensive income, net of tax	85	62	62	91	(209)	91

Total comprehensive income, net of tax	427	183	183	531	(914)	410
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(17)	—	(17)

Comprehensive income attributable to shareholders	$427	$183	$183	$548	$(914)	$427

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2010

Net earnings, including noncontrolling interests	$482	$114	$138	$520	$(828)	$426
Other comprehensive income, net of tax	336	244	240	334	(816)	338

Total comprehensive income, net of tax	818	358	378	854	(1,644)	764
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(54)	—	(54)

Comprehensive income attributable to shareholders	$818	$358	$378	$908	$(1,644)	$818

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Net earnings, including noncontrolling interests	$523	$33	$52	$630	$(704)	$534
Other comprehensive income, net of tax	918	527	518	926	(1,964)	925

Total comprehensive income, net of tax	1,441	560	570	1,556	(2,668)	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	18	—	18

Comprehensive income attributable to shareholders	$1,441	$560	$570	$1,538	$(2,668)	$1,441

Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2011

Operating Activities:
Net earnings, including noncontrolling interests	$342	$121	$121	$440	$(705)	$319
Adjustments:
Equity in net earnings of subsidiaries	(439)	(123)	(141)	—	703	—
Dividends from subsidiaries	542	3	38	—	(583)	—
Other operating activities, net	17	(1)	2	328	2	348

Net cash provided by (used in) operating activities	462	—	20	768	(583)	667

Investing Activities:
Purchases of investments, property and equipment	(54)	—	—	(5,940)	—	(5,994)
Returns of capital from (capital contributions to) subsidiaries	(27)	14	(1)	—	14	—
Proceeds from maturities and redemptions of investments	4	9	—	2,230	—	2,243
Proceeds from sales of investments, property and equipment	5	—	—	1,489	—	1,494
Managed investment entities:
Purchases of investments	—	—	—	(1,563)	—	(1,563)
Proceeds from sales and redemptions of investments	—	—	—	1,391	—	1,391
Other investing activities, net	—	—	—	(10)	—	(10)

Net cash provided by (used in) investing activities	(72)	23	(1)	(2,403)	14	(2,439)

Financing Activities:
Annuity receipts	—	—	—	3,326	—	3,326
Annuity surrenders, benefits and withdrawals	—	—	—	(1,321)	—	(1,321)
Net transfers from (to) variable annuity assets	—	—	—	39	—	39
Additional long-term borrowings	—	—	—	2	—	2
Reductions of long-term debt	—	—	—	(20)	—	(20)
Issuances of managed investment entities’ liabilities	—	—	—	394	—	394
Retirement of managed investment entities’ liabilities	—	—	—	(66)	—	(66)
Issuances of Common Stock	37	—	—	2	—	39
Capital contributions from (returns of capital to) parent	—	16	(19)	(143)	146	—
Repurchases of Common Stock	(315)	—	—	—	—	(315)
Cash dividends paid	(67)	(40)	—	(383)	423	(67)
Other financing activities, net	—	—	—	(14)	—	(14)

Net cash provided by (used in) financing activities	(345)	(24)	(19)	1,816	569	1,997

Net change in cash and cash equivalents	45	(1)	—	181	—	225
Cash and cash equivalents at beginning of year	370	20	—	709	—	1,099

Cash and cash equivalents at end of year	$415	$19	$—	$890	$—	$1,324

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2010

Operating Activities:
Net earnings, including noncontrolling interests	$482	$114	$138	$520	$(828)	$426
Adjustments:
Equity in net earnings of subsidiaries	(551)	(119)	(157)	—	827	—
Dividends from subsidiaries	550	—	16	—	(566)	—
Other operating activities, net	—	(2)	1	438	1	438

Net cash provided by (used in) operating activities	481	(7)	(2)	958	(566)	864

Investing Activities:
Purchases of investments, property and equipment	(13)	(5)	—	(5,417)	—	(5,435)
Purchase of subsidiaries	—	—	—	(128)	—	(128)
Capital contributions to subsidiaries	(97)	(7)	(5)	—	109	—
Proceeds from maturities and redemptions of investments	—	11	—	2,141	—	2,152
Proceeds from sales of investments, property and equipment	—	—	—	1,593	—	1,593
Managed investment entities:
Purchases of investments	—	—	—	(1,008)	—	(1,008)
Proceeds from sales and redemptions of investments	—	—	—	1,018	—	1,018
Other investing activities, net	—	—	—	103	—	103

Net cash provided by (used in) investing activities	(110)	(1)	(5)	(1,698)	109	(1,705)

Financing Activities:
Annuity receipts	—	—	—	2,282	—	2,282
Annuity surrenders, benefits and withdrawals	—	—	—	(1,221)	—	(1,221)
Net transfers from (to) variable annuity assets	—	—	—	7	—	7
Additional long-term borrowings	128	—	—	31	—	159
Reductions of long-term debt	—	—	—	(39)	—	(39)
Retirement of managed investment entities’ liabilities	—	—	—	(45)	—	(45)
Issuances of Common Stock	31	—	—	1	—	32
Capital contributions from parent	—	16	7	86	(109)	—
Repurchases of Common Stock	(292)	—	—	—	—	(292)
Cash dividends paid	(63)	—	—	(566)	566	(63)
Other financing activities, net	(2)	—	—	2	—	—

Net cash provided by (used in) financing activities	(198)	16	7	538	457	820

Net change in cash and cash equivalents	173	8	—	(202)	—	(21)
Cash and cash equivalents at beginning of year	197	12	—	911	—	1,120

Cash and cash equivalents at end of year	$370	$20	$—	$709	$—	$1,099

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In millions)

			AAG	All Other	Consol.
	AFG	GAFRI	Holding	Subs	Entries	Consolidated
FOR THE YEAR ENDED DECEMBER 31, 2009

Operating Activities:
Net earnings, including noncontrolling interests	$523	$33	$52	$630	($704)	$534
Adjustments:
Equity in net earnings of subsidiaries	(587)	(45)	(73)	—	705	—
Dividends from subsidiaries	636	3	—	—	(639)	—
Other operating activities, net	14	4	(3)	367	(1)	381

Net cash provided by (used in) operating activities	586	(5)	(24)	997	(639)	915

Investing Activities:
Purchases of investments, property and equipment	(14)	(15)	—	(4,991)	—	(5,020)
Purchase of subsidiaries	—	—	—	(5)	—	(5)
Capital contributions to subsidiaries	(170)	(141)	(116)	—	427	—
Proceeds from maturities and redemptions of investments	1	2	—	1,942	—	1,945
Proceeds from sales of investments, property and equipment	15	1	—	2,319	—	2,335
Other investing activities, net	—	—	—	(38)	—	(38)

Net cash provided by (used in) investing activities	(168)	(153)	(116)	(773)	427	(783)

Financing Activities:
Annuity receipts	—	—	—	1,434	—	1,434
Annuity surrenders, benefits and withdrawals	—	—	—	(1,273)	—	(1,273)
Net transfers from (to) variable annuity assets	—	—	—	(10)	—	(10)
Additional long-term borrowings	522	—	—	59	—	581
Reductions of long-term debt	(776)	—	—	(9)	—	(785)
Issuances of Common Stock	14	—	—	1	—	15
Capital contributions from parent	—	168	140	119	(427)	—
Repurchases of Common Stock	(81)	—	—	—	—	(81)
Cash dividends paid	(60)	—	—	(639)	639	(60)
Other financing activities, net	—	—	—	(97)	—	(97)

Net cash provided by (used in) financing activities	(381)	168	140	(415)	212	(276)

Net change in cash and cash equivalents	37	10	—	(191)	—	(144)
Cash and cash equivalents at beginning of year	160	2	—	1,102	—	1,264

Cash and cash equivalents at end of year	$197	$12	$—	$911	$—	$1,120

Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Prospective Adoption of New Accounting Pronouncements [Abstract]
Deferred policy acquisition costs	$ 901				$ 1,031				$ 901	$ 1,031
Net deferred tax liability (included in other liabilities)	133				42				133	42
Shareholders' equity	4,411				4,331				4,411	4,331
Net earnings attributable to shareholders	109	97	48	88	132	143	103	104	342	482	523
Diluted earnings per Common Share	$ 1.09	$ 0.95	$ 0.46	$ 0.83	$ 1.22	$ 1.3	$ 0.92	$ 0.92	$ 3.32	$ 4.36	$ 4.48
As reported [Member]
Prospective Adoption of New Accounting Pronouncements [Abstract]
Deferred policy acquisition costs	1,105				1,244				1,105	1,244
Net deferred tax liability (included in other liabilities)	203				116				203	116
Shareholders' equity	4,545				4,470				4,545	4,470
Net earnings attributable to shareholders									343	479	519
Diluted earnings per Common Share									$ 3.33	$ 4.33	$ 4.45
As adjusted [Member]
Prospective Adoption of New Accounting Pronouncements [Abstract]
Deferred policy acquisition costs	901				1,031				901	1,031
Net deferred tax liability (included in other liabilities)	133				42				133	42
Shareholders' equity	4,411				4,331				4,411	4,331
Net earnings attributable to shareholders									$ 342	$ 482	$ 523
Diluted earnings per Common Share									$ 3.32	$ 4.36	$ 4.48

Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounting Policies (Textual) [Abstract]
Reclassification adjustment of non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss)				$ 17
Excess of fair value of assets over liabilities of managed investment entities			$ 261
Weighted average common shares adjustment related to stock-based compensation	1.6	1.3	1.1
Anti-dilutive potential common shares related to stock-based compensation plans	2.3	3.5	5.7

Acquisition (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010	Mar. 31, 2011 National Interstate [Member]	Jul. 31, 2010 National Interstate [Member]	Dec. 31, 2011 Vanliner Group, Inc. [Member]
Acquisition (Textual) [Abstract]
Percentage ownership of National Interstate		52.00%
Purchase of subsidiaries including post-closing adjustments			$ 114
Premiums associated with policies in force					93
Period of balance sheet guarantee				Four and one-half year
Gain on bargain purchase	$ 7

Segments of Operations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Total assets	$ 35,838	$ 32,241	$ 27,442
Property and Casualty Insurance [Member]
Assets:
Total assets	11,740	11,466	11,711
Annuity and Supplemental Insurance [Member]
Assets:
Total assets	20,389	17,696	15,387
Other Segment [Member]
Assets:
Total assets	$ 3,709	$ 3,079	$ 344

Segments of Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues by significant business segment and sub-segment
Total premiums earned									$ 2,759	$ 2,550	$ 2,412
Investment income									1,241	1,191	1,200
Life, accident and health premiums									430	451	444
Realized gains (losses)									73	88	38
Other income									175	194	226
Total revenues	1,283	1,335	1,093	1,039	1,156	1,255	1,052	1,034	4,750	4,497	4,320
Property and Casualty Insurance [Member]
Revenues by significant business segment and sub-segment
Investment income									296	341	414
Realized gains (losses)									97	88	123
Other income									65	64	106
Total revenues									3,217	3,043	3,055
Annuity and Supplemental Insurance [Member]
Revenues by significant business segment and sub-segment
Investment income									944	856	784
Life, accident and health premiums									430	451	444
Realized gains (losses)									(23)		(86)
Other income									104	110	114
Total revenues									1,455	1,417	1,256
Other Segment [Member]
Revenues by significant business segment and sub-segment
Total revenues									78	37	9
Specialty Property and Transportation [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									1,412	1,167	909
Specialty Casualty [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									872	873	917
Specialty Financial [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									408	446	517
Specialty Other [Member]
Revenues by significant business segment and sub-segment
Total premiums earned									$ 67	$ 64	$ 69

Segments of Operations (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating earnings before income taxes by significant business segment and sub-segment
Realized gains (losses)	$ 73	$ 88	$ 38
Operating earnings before income taxes	558	694	818
Property and Casualty Insurance [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	180	306	433
Investment and other income, net	263	299	338
Realized gains (losses)	97	88	123
Operating earnings before income taxes	540	693	894
Annuity and Supplemental Insurance [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Operations	222	197	152
Realized gains (losses)	(23)		(86)
Operating earnings before income taxes	199	197	66
Other Segment [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Operating earnings before income taxes	(181)	(196)	(142)
Specialty Property and Transportation [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	113	141	237
Specialty Casualty [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	35	45	64
Specialty Financial [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	65	123	148
Specialty Other [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	18	8	(9)
Other Lines [Member]
Operating earnings before income taxes by significant business segment and sub-segment
Property and casualty insurance underwriting income (loss)	$ (51)	$ (11)	$ (7)

Segments of Operations (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Other Segment [Member]	Dec. 31, 2011 Other Segment [Member]	Dec. 31, 2010 Other Segment [Member]	Jun. 30, 2011 Other Lines [Member]	Dec. 31, 2011 Other Lines [Member]
Segments of Operations (Textual) [Abstract]
Revenue derived from sale of property and casualty insurance outside of the United States	5.00%	4.00%	4.00%
Earnings (losses) of managed investment entities attributable to noncontrolling interests	$ (24)	$ (64)			$ (24)	$ (64)
Special charges to increase asbestos and environmental reserves				$ 9	$ 9		$ 50	$ 50

Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Total AFS securities	$ 21,807	$ 19,328
Trading fixed maturities	440	393
Assets of managed investment entities (MIE)	3,058	2,537
Total assets accounted for at fair value	26,852	23,662
Liabilities:
Liabilities of managed investment entities	2,787	2,323
Derivatives in annuity benefits accumulated	395	190
Total liabilities accounted for at fair value	3,182	2,513
Level 1 [Member]
Assets:
Total AFS securities	257	260
Assets of managed investment entities (MIE)	290	96
Total assets accounted for at fair value	1,435	817
Liabilities:
Liabilities of managed investment entities	194	65
Total liabilities accounted for at fair value	194	65
Level 2 [Member]
Assets:
Total AFS securities	20,568	18,294
Trading fixed maturities	439	390
Assets of managed investment entities (MIE)	2,724	2,393
Total assets accounted for at fair value	24,379	21,999
Liabilities:
Liabilities of managed investment entities	0	0
Derivatives in annuity benefits accumulated	0	0
Total liabilities accounted for at fair value	0	0
Level 3 [Member]
Assets:
Total AFS securities	982	774
Trading fixed maturities	1	3
Assets of managed investment entities (MIE)	44	48
Total assets accounted for at fair value	1,038	846
Liabilities:
Liabilities of managed investment entities	2,593	2,258
Derivatives in annuity benefits accumulated	395	190
Total liabilities accounted for at fair value	2,988	2,448
Variable Annuity Assets (separate accounts) [Member]
Assets:
Variable annuity assets	548	616
Variable Annuity Assets (separate accounts) [Member] | Level 2 [Member]
Assets:
Variable annuity assets	548	616
Other Investments [Member]
Assets:
Other Investments	71	98
Other Investments [Member] | Level 2 [Member]
Assets:
Other Investments	71	98
U.S. Government and government agencies [Member]
Assets:
Total AFS securities	382	467
U.S. Government and government agencies [Member] | Level 1 [Member]
Assets:
Total AFS securities	248	251
U.S. Government and government agencies [Member] | Level 2 [Member]
Assets:
Total AFS securities	134	216
States, municipalities and political subdivisions [Member]
Assets:
Total AFS securities	3,877	2,939
States, municipalities and political subdivisions [Member] | Level 2 [Member]
Assets:
Total AFS securities	3,794	2,919
States, municipalities and political subdivisions [Member] | Level 3 [Member]
Assets:
Total AFS securities	83	20
Foreign government [Member]
Assets:
Total AFS securities	254	278
Foreign government [Member] | Level 2 [Member]
Assets:
Total AFS securities	254	278
Residential Mortgage Backed Securities [Member]
Assets:
Total AFS securities	3,848	3,875
Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Total AFS securities	3,487	3,563
Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Total AFS securities	361	312
Commercial Mortgage Backed Securities [Member]
Assets:
Total AFS securities	2,840	2,123
Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Total AFS securities	2,821	2,117
Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Total AFS securities	19	6
All other corporate [Member]
Assets:
Total AFS securities	10,606	9,646
All other corporate [Member] | Level 1 [Member]
Assets:
Total AFS securities	9	9
All other corporate [Member] | Level 2 [Member]
Assets:
Total AFS securities	10,078	9,201
All other corporate [Member] | Level 3 [Member]
Assets:
Total AFS securities	519	436
Equity Securities [Member]
Assets:
Total AFS securities	928	690
Equity Securities [Member] | Level 1 [Member]
Assets:
Total AFS securities	888	461
Equity Securities [Member] | Level 2 [Member]
Assets:
Total AFS securities	29	208
Equity Securities [Member] | Level 3 [Member]
Assets:
Total AFS securities	$ 11	$ 21

Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended
	Dec. 31, 2011 Liabilities of Managed Investment Entities [Member]	Dec. 31, 2010 Liabilities of Managed Investment Entities [Member]	Dec. 31, 2011 Embedded derivatives [Member]	Dec. 31, 2010 Embedded derivatives [Member]	Dec. 31, 2009 Embedded derivatives [Member]	Dec. 31, 2011 States, municipalities and political subdivisions [Member]	Dec. 31, 2010 States, municipalities and political subdivisions [Member]	Dec. 31, 2011 Residential Mortgage Backed Securities [Member]	Dec. 31, 2010 Residential Mortgage Backed Securities [Member]	Dec. 31, 2011 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2010 Commercial Mortgage Backed Securities [Member]	Dec. 31, 2011 Assets of Managed Investment Entities [Member]	Dec. 31, 2010 Assets of Managed Investment Entities [Member]	Dec. 31, 2011 All other corporate [Member]	Dec. 31, 2010 All other corporate [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2009 Other Assets [Member]	Dec. 31, 2011 Trading fixed maturities [Member]	Dec. 31, 2010 Trading fixed maturities [Member]	Dec. 31, 2008 Trading fixed maturities [Member]	Dec. 31, 2009 AFS Fixed Maturities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial assets, Beginning Balance						$ 20	$ 23	$ 312	$ 435	$ 6		$ 48		$ 436	$ 311	$ 21	$ 25	$ 44	$ 5	$ 3	$ 1	$ 1	$ 706
Consolidate Managed Investment Entities													90		(6)
Total realized/unrealized gains (losses) included in Net income								3	7	1		(8)	8	2	(10)			(13)					7
Total realized/unrealized gains (losses) included in Other comprehensive income loss						4	1	(9)	26					15	10	1	(1)	1					89
Purchases, sales, issuances and settlements							(4)		17		6		(16)		100						4		292
Purchases and issuances						58		42		9		32		236		2		1
Sales and settlements						(4)		(38)				(18)		(72)		(2)
Transfer into Level 3						17	17	127	27	13		9	26	90	118	2					2
Transfer out of Level 3						(12)	(17)	(76)	(200)	(10)		(19)	(60)	(188)	(87)	(13)	(3)	(8)	(5)	(2)	(4)		(325)
Financial assets, Ending Balance						83	20	361	312	19	6	44	48	519	436	11	21	25		1	3	1	769
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	(2,258)		(190)	(113)	(96)
Consolidate Managed Investment Entities		(2,084)
Total realized/unrealized Gains (losses) included in Net income		(220)	(29)	(20)	(29)
Purchases, sales, issuances and settlements		46		(57)	12
Purchases and issuances			(200)
Purchases and issuances	(401)
Sales and settlements	66		24
Financial liabilities, Ending Balance	$ (2,593)	$ (2,258)	$ (395)	$ (190)	$ (113)

Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Cash and cash equivalents	$ 1,324	$ 1,099	$ 1,120	$ 1,264
Equity securities	928	690
Mortgage loans	401	468
Policy loans	252	264
Assets of managed investment entities	3,058	2,537
Variable annuity assets (separate accounts)	548	616
Liabilities:
Long-term debt	934	952
Liabilities of managed investment entities	2,787	2,323
Variable annuity liabilities (separate accounts)	548	616
Carrying Value [Member]
Assets:
Cash and cash equivalents	1,324	1,099
Fixed maturities	22,247	19,721
Equity securities	928	690
Mortgage loans	401	468
Policy loans	252	264
Other investments - derivatives	71	98
Assets of managed investment entities	3,058	2,537
Variable annuity assets (separate accounts)	548	616
Liabilities:
Annuity benefits accumulated	15,219	12,696
Long-term debt	934	952
Liabilities of managed investment entities	2,787	2,323
Variable annuity liabilities (separate accounts)	548	616
Other liabilities - derivatives	23	14
Fair Value [Member]
Assets:
Cash and cash equivalents	1,324	1,099
Fixed maturities	22,247	19,721
Equity securities	928	690
Mortgage loans	401	469
Policy loans	252	264
Other investments - derivatives	71	98
Assets of managed investment entities	3,058	2,537
Variable annuity assets (separate accounts)	548	616
Liabilities:
Annuity benefits accumulated	15,314	12,233
Long-term debt	1,010	1,023
Liabilities of managed investment entities	2,787	2,323
Variable annuity liabilities (separate accounts)	548	616
Other liabilities - derivatives	$ 23	$ 14

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Level 3 assets as a percentage of total asset measured at fair value	4.00%
Percentage of level 3 assets that were priced using non-binding broker quotes	95.00%
Total realized/unrealized losses included in net income on liabilities still outstanding	$ 3	$ 213

Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for sale fixed maturities and equity securities
Gross Unrealized, Losses	$ (249)
U.S. Government and government agencies [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	363	453
Fair Value	382	467
Gross Unrealized, Gains	19	15
Gross Unrealized, Losses		(1)
States, municipalities and political subdivisions [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	3,613	2,927
Fair Value	3,877	2,939
Gross Unrealized, Gains	267	53
Gross Unrealized, Losses	(3)	(41)
Foreign government [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	236	269
Fair Value	254	278
Gross Unrealized, Gains	18	9
Residential Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	3,858	3,781
Fair Value	3,848	3,875
Gross Unrealized, Gains	170	222
Gross Unrealized, Losses	(180)	(128)
Commercial Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	2,628	1,972
Fair Value	2,840	2,123
Gross Unrealized, Gains	218	153
Gross Unrealized, Losses	(6)	(2)
All Other Corporate [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	9,864	9,088
Fair Value	10,606	9,646
Gross Unrealized, Gains	802	602
Gross Unrealized, Losses	(60)	(44)
Fixed Maturity Securities [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	20,562	18,490
Fair Value	21,807	19,328
Gross Unrealized, Gains	1,494	1,054
Gross Unrealized, Losses	(249)	(216)
Common Stocks [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	610	312
Fair Value	797	543
Gross Unrealized, Gains	207	232
Gross Unrealized, Losses	(20)	(1)
Perpetual preferred stocks [Member]
Available for sale fixed maturities and equity securities
Amortized Cost	134	146
Fair Value	131	147
Gross Unrealized, Gains	5	6
Gross Unrealized, Losses	$ (8)	$ (5)

Investments (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. Government and government agencies [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months		$ (1)
Fair Value - Less than twelve months	2	86
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
States, municipalities and political subdivisions [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(2)	(38)
Fair Value - Less than twelve months	120	1,180
Fair Value as % of Cost - Less than twelve months	98.00%	97.00%
Unrealized Loss - Twelve months or more	(1)	(3)
Fair Value - Twelve months or more	59	40
Fair Value as % of Cost - Twelve months or more	98.00%	93.00%
Foreign government [Member]
Available for sale securities in a continuous unrealized loss position
Fair Value - Less than twelve months	1	37
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
Residential Mortgage Backed Securities [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(59)	(11)
Fair Value - Less than twelve months	1,141	412
Fair Value as % of Cost - Less than twelve months	95.00%	97.00%
Unrealized Loss - Twelve months or more	(121)	(117)
Fair Value - Twelve months or more	473	551
Fair Value as % of Cost - Twelve months or more	80.00%	82.00%
Commercial Mortgage Backed Securities [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(6)	(2)
Fair Value - Less than twelve months	183	83
Fair Value as % of Cost - Less than twelve months	97.00%	98.00%
Fair Value - Twelve months or more	18	15
Fair Value as % of Cost - Twelve months or more	100.00%	97.00%
All Other Corporate [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(43)	(24)
Fair Value - Less than twelve months	940	1,020
Fair Value as % of Cost - Less than twelve months	96.00%	98.00%
Unrealized Loss - Twelve months or more	(17)	(20)
Fair Value - Twelve months or more	114	275
Fair Value as % of Cost - Twelve months or more	87.00%	93.00%
Fixed Maturity Securities [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(110)	(76)
Fair Value - Less than twelve months	2,387	2,818
Fair Value as % of Cost - Less than twelve months	96.00%	97.00%
Unrealized Loss - Twelve months or more	(139)	(140)
Fair Value - Twelve months or more	664	881
Fair Value as % of Cost - Twelve months or more	83.00%	86.00%
Common Stocks [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(19)
Fair Value - Less than twelve months	169	21
Fair Value as % of Cost - Less than twelve months	90.00%	99.00%
Unrealized Loss - Twelve months or more	(1)	(1)
Fair Value - Twelve months or more	4	4
Fair Value as % of Cost - Twelve months or more	80.00%	88.00%
Perpetual preferred stocks [Member]
Available for sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	(1)
Fair Value - Less than twelve months	23	22
Fair Value as % of Cost - Less than twelve months	96.00%	98.00%
Unrealized Loss - Twelve months or more	(7)	(5)
Fair Value - Twelve months or more	$ 31	$ 37
Fair Value as % of Cost - Twelve months or more	82.00%	88.00%

Investments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The credit portion of other-than-temporary impairments on fixed maturity securities, non-credit portion of an impairment has been recognized in other comprehensive income (loss)
Beginning Balance	$ 143	$ 99	$ 14
Additional credit impairments on:
Previously impaired securities	44	44	26
Securities without prior impairments	8	9	72
Reductions - disposals	(8)	(9)	(13)
Ending Balance	$ 187	$ 143	$ 99

Investments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
The scheduled maturities of available for sale fixed maturities
Fixed maturities amortized cost, One year or less	$ 603
Fixed maturities fair value, One year or less	615
Fixed maturities fair value, One year or less, Percent	3.00%
Fixed maturities amortized cost, After one year through five years	5,196
Fixed maturities fair value, After one year through five years	5,478
Fixed maturities fair value, After one year through five years, Percent	25.00%
Fixed maturities amortized cost, After five years through ten years	6,437
Fixed maturities fair value, After five years through ten years	6,998
Fixed maturities fair value, After five years through ten years, Percent	32.00%
Fixed maturities amortized cost, After ten years	1,840
Fixed maturities fair value, After ten years	2,028
Fixed maturities fair value, After ten years, Percent	9.00%
Fixed maturities amortized cost, Subtotal	14,076
Fixed maturities fair value, Subtotal	15,119
Fixed maturities fair value, Subtotal, Percent	69.00%
Fixed maturities amortized cost, MBS	6,486
Fixed maturities fair value, MBS	6,688
Fixed maturities fair value, MBS, Percent	31.00%
Fixed Maturity Securities [Member]
The scheduled maturities of available for sale fixed maturities
Amortized Cost	20,562	18,490
Fair Value	$ 21,807	$ 19,328
Fair value, Total, Percent	100.00%

Investments (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrealized gain on:
Pre-tax	$ 902	$ 761
Deferred Tax Amounts Attributable to Noncontrolling Interests	(324)	270
Net	578	491	167	(717)
Fixed Maturity Securities [Member]
Unrealized gain on:
Pre-tax	1,245	838
Deferred Tax Amounts Attributable to Noncontrolling Interests	(444)	(295)
Net	801	543
Equity Securities [Member]
Unrealized gain on:
Pre-tax	184	232
Deferred Tax Amounts Attributable to Noncontrolling Interests	(65)	(82)
Net	119	150
Deferred Policy Acquisition Costs [Member]
Unrealized gain on:
Pre-tax	(537)	(315)
Deferred Tax Amounts Attributable to Noncontrolling Interests	188	109
Net	(349)	(206)
Annuity Benefits And Other Liabilities [Member]
Unrealized gain on:
Pre-tax	10	6
Deferred Tax Amounts Attributable to Noncontrolling Interests	(3)	(2)
Net	$ 7	$ 4

Investments (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	$ 128	$ 163	$ 246
Realized - impairments	(52)	(62)	(203)
Fixed Maturity Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	68	146	207
Realized - impairments	(57)	(79)	(221)
Change in unrealized	407	751	2,005
Equity Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	88	36	61
Realized - impairments	(6)	(1)	(22)
Change in unrealized	(48)	49	126
Mortgage Loans and other investments [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(24)	(5)	1
Realized - impairments	(5)	(6)	(28)
Other [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(4)	(14)	(23)
Realized - impairments	16	24	68
Change in unrealized	(218)	(293)	(735)
Tax Effects [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(45)	(57)	(82)
Realized - impairments	18	22	72
Change in unrealized	(49)	(177)	(489)
Noncontrolling Interests [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(2)	(2)	(5)
Realized - impairments	1		1
Change in unrealized	(5)	(2)	(6)
Marketable Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	81	104	159
Realized - impairments	(33)	(40)	(130)
Change in unrealized	$ 87	$ 328	$ 901

Investments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fixed Maturity Securities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 77	$ 108	$ 92
Gross losses	(9)	(11)	(43)
Equity Securities [Member]
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	90	35	82
Gross losses	$ (1)		$ (21)

Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Securities	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available for Sale Securities [Line Items]
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	38.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position and rated investment grade	62.00%
Other than temporary impairment charges	$ 52	$ 62	$ 203
Investments (Textual) [Abstract]
Number of available for sale fixed maturities in an unrealized loss position	850
Number of Residential MBS that have been in an unrealized loss position for 12 months or more	239
Gross unrealized losses on fixed maturities	249
RMBS unrealized losses for 12 months or more as a percentage of total AFS fixed maturity unrealized losses for 12 months or more	87.00%
Average life of MBS	4 years
Realized gain (loss) from the mark-to-market of certain MBS	(1)	50	157
Percentage of shareholders equity	10.00%	10.00%
Residential Mortgage Backed Securities [Member]
Schedule of Available for Sale Securities [Line Items]
Non-credit related portion of other-than-temporary impairment charges taken for securities still owned	227	258
Percentage (based on amount of unrealized loss) of available for sale fixed maturities that are in an unrealized loss position for more than 12 months and rated investment grade	27.00%
Percentage (based on fair value) of available for sale fixed maturities that are in an unrealized loss position for more than 12 months and rated investment grade	49.00%
Percentage of gross unrealized losses on the available for sale fixed maturity portfolio	72.00%
Other than temporary impairment charges	52
Investments (Textual) [Abstract]
Gross unrealized losses on fixed maturities	180	128
Fixed Maturity Securities [Member]
Schedule of Available for Sale Securities [Line Items]
Other than temporary impairment charges	57	79	221
Investments (Textual) [Abstract]
Gross unrealized losses on fixed maturities	249	216
Other Corporate [Member]
Schedule of Available for Sale Securities [Line Items]
Other than temporary impairment charges	$ 6

Derivatives (Details) (Not Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 170	$ 199
Derivative liability, at fair value	418	204
MBS with embedded derivatives [Member] | Fixed Maturities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	99	101
Interest rate swaptions [Member] | Other Investments [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	5	21
Indexed annuities embedded derivative [Member] | Annuity benefits accumulated [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	395	190
Equity index call options [Member] | Other Investments [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	66	77
Reinsurance contracts embedded derivative [Member] | Other Liabilities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 23	$ 14

Derivatives (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (75)	$ 55	$ 137
MBS with embedded derivatives [Member] | Realized gains [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		50	157
Interest rate swaptions [Member] | Realized gains [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(24)	(7)	8
Indexed annuities embedded derivative [Member] | Annuity benefits [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(29)	(20)	(29)
Equity index call options [Member] | Annuity benefits [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(13)	41	26
Reinsurance contracts embedded derivative [Member] | Investment Income [Member]
Summary of gain (loss) included in earnings for changes in the fair value of derivatives
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (9)	$ (9)	$ (25)

Derivatives (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Derivatives (Textual) [Abstract]
Notional amount of pay-fixed interest rate swaptions	$ 1,000,000,000
Payments to purchase swaptions	$ 29,000,000
Indexed annuities as a fraction of annuity benefits	approximately one-third

Deferred Policy Acquisition Costs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of deferred policy acquisition costs
Deferred policy acquisition costs	$ 901	$ 1,031
Property and Casualty Insurance [Member]
Summary of deferred policy acquisition costs
Policy acquisition costs	189	181
Annuity and Supplemental Insurance [Member]
Summary of deferred policy acquisition costs
Policy acquisition costs	898	793
Policyholder sales inducements	207	208
Present value of future profits	144	164
Impact of unrealized gains and losses on securities	(537)	(315)
Deferred policy acquisition costs	$ 712	$ 850

Deferred Policy Acquisition Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Policy Acquisition Costs (Textual) [Abstract]
Deferred policyholder sales inducements capitalized	$ 20	$ 33	$ 32
Amortization of deferred policyholder sales inducements	21	36	20
Accumulated amortization of present value of future profits	195	174
Amortization of present value of future profits	20	26	29
Decrease in present value of future profits during next five years	approximately one-sixth
Property and Casualty Insurance [Member]
Deferred Policy Acquisition [Line Items]
Amortization of policy acquisition costs	425	404	421
Annuity and Supplemental Insurance [Member]
Deferred Policy Acquisition [Line Items]
Amortization of policy acquisition costs	$ 126	$ 137	$ 107

Managed Investment Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gains (losses) on change in fair value of assets/liabilities (a):
Assets	$ (33)	$ 150
Liabilities		(220)
Management fees paid to AFG	19	15
Collateralized loan obligations' earnings (losses) attributable to:
AFG shareholders	6	17
Noncontrolling interests	$ (24)	$ (64)

Managed Investment Entities (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CollateralizedLoanObligations	Dec. 31, 2010	Dec. 31, 2011 Senior Debt of Collateralized Loan Obligations [Member]	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Feb. 29, 2012 CLO Currently Being Marketed - Estimates [Member]	Dec. 31, 2011 New CLO Formed in December 2011 [Member]
Variable Interest Entity [Line Items]
Aggregate fair value of investment in collateralized loan obligations				$ 98	$ 17
Purchased senior debt, face amount			49
Purchased CLO senior debt purchase price			46
Assets of managed investment entities	3,058	2,537				410
Liabilities of managed investment entities	2,787	2,323				410
Face amount of liabilities							450
Face amount of liabilities purchased by subsidiaries of AFG							41
Managed Investment Entities (Textual) [Abstract]
Percentage of investment of most subordinate debt tranche, Minimum	7.50%
Percentage of investment of most subordinate debt tranche, Maximum	51.10%
Number of collateralized loan obligation entities	7
Difference between aggregate unpaid principal balance and fair value of CLOs' fixed maturity investments	120	69
Difference between aggregate unpaid principal balance and fair value of CLOs' debt	306	301
Aggregate unpaid principal balance of CLO loans in default	7	12
Carrying amount of CLO loans in default	$ 2	$ 6

Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Changes in the carrying value of goodwill by reporting segment
Goodwill, Beginning balance	$ 208	$ 186
Impairment charge	(22)
Goodwill, Ending balance	186	186
Property and Casualty Insurance [Member]
Changes in the carrying value of goodwill by reporting segment
Goodwill, Beginning balance	152	152
Impairment charge	0
Goodwill, Ending balance	152	152
Annuity and Supplemental Insurance [Member]
Changes in the carrying value of goodwill by reporting segment
Goodwill, Beginning balance	56	34
Impairment charge	(22)
Goodwill, Ending balance	$ 34	$ 34

Goodwill and Other Intangibles (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Goodwill and other intangibles (Textual) [Abstract]
Goodwill		$ 186	$ 186	$ 208
Impairment charges of Goodwill	22
Amortizable intangible assets related to property and casualty insurance acquisitions		41	49
Amortization of intangible assets		12	12	22
Accumulated amortization		47	35
Weighted average amortization period		3
Future amortization of intangibles, Year 2012		14
Future amortization of intangibles, Year 2013		13
Future amortization of intangibles, Year 2014		13
Future amortization of intangibles, after 2014		less than 1 million per year
Non-amortizable intangible assets related to insurance licenses		$ 8

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Carrying value of long-term debt
Long-term debt	$ 934	$ 952
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
Subsidiaries [Member]
Summary of Carrying value of long-term debt
Long-term debt	314	332
Notes payable secured by real estate due 2012 through 2016	64	65
Secured borrowings ($17 and $18 guaranteed by AFG)	30	41
National Interstate bank credit facility	22	20
AFG [Member]
Summary of Carrying value of long-term debt
Other long-term debt	3	3
Long-term debt	600	600
Payable To Subsidiary Trusts [Member]
Summary of Carrying value of long-term debt
AAG Holding Variable Rate Subordinated Debentures due May 2033	20	20
9-7/8% Senior Notes due June 2019 [Member] | AFG [Member]
Summary of Carrying value of long-term debt
Senior Notes	350	350
7% Senior Notes due September 2050 [Member] | AFG [Member]
Summary of Carrying value of long-term debt
Senior Notes	132	132
7-1/2% Senior Debentures due November 2033 [Member] | Subsidiaries [Member]
Summary of Carrying value of long-term debt
Senior Notes	112	112
7-1/4% Senior Debentures due January 2034 [Member] | Subsidiaries [Member]
Summary of Carrying value of long-term debt
Senior Notes	86	86
7-1/8% Senior Debentures due February 2034 [Member] | AFG [Member]
Summary of Carrying value of long-term debt
Senior Notes	115	115
10-7/8% Subordinated Notes due May 2011 [Member] | Subsidiaries [Member]
Summary of Carrying value of long-term debt
American Premier Underwriters 10-7/8% Subordinated Notes due		$ 8

Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary showing division of total long term debt
Unsecured obligations	$ 840	$ 846
Obligations secured by real estate	64	65
Other secured borrowings	30	41
Long-term Debt	$ 934	$ 952

Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 9-7/8% Senior Notes due June 2019 [Member]	Dec. 31, 2011 7% Senior Notes due September 2050 [Member]	Sep. 30, 2010 7% Senior Notes due September 2050 [Member]	Dec. 31, 2011 7-1/2% Senior Debentures due November 2033 [Member]	Dec. 31, 2011 7-1/4% Senior Debentures due January 2034 [Member]	Dec. 31, 2011 7-1/8% Senior Debentures due February 2034 [Member]	Dec. 31, 2011 10-7/8% Subordinated Notes due May 2011 [Member]	May 31, 2011 10-7/8% Subordinated Notes due May 2011 [Member] Subsidiaries [Member]
Debt Instrument [Line Items]
American Premier 10-7/8% Subordinated Notes due May 2011											$ 8
Interest rate on debt instruments				9.88%	7.00%		7.50%	7.25%	7.13%	10.88%
7% Senior Notes due September 2050						132
Long-Term Debt (Textual) [Abstract]
Interest expense credited on funds held by AFG's insurance subsidiaries under reinsurance contracts and other similar agreements	10	10	7
Secured Borrowings guaranteed by AFG	17	18
Scheduled principal payments on debt in 2012	34
Scheduled principal payments on debt in 2013	20
Scheduled principal payments on debt in 2014	2
Scheduled principal payments on debt in 2015	14
Scheduled principal payments on debt in 2016	45
AFG's revolving credit line	500
Interest rate range for revolving credit facility	1.75% to 3.00% (currently 2%) over LIBOR
Amount borrowed under AFG revolving credit facility	0
Cash interest payments on long-term debt	$ 74	$ 68	$ 64

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Stock options issued under stock incentive plans
Options outstanding, Beginning balance	8,484,233
Granted	1,122,525
Exercised	(1,576,664)
Forfeited/Cancelled	(107,620)
Options outstanding, Ending balance	7,922,474
Options exercisable	4,580,849
Average exercise price, Beginning balance	$ 24.98
Average exercise price, Granted	$ 34.34
Average exercise price, Exercised	$ 21.14
Average exercise price, Forfeited/Cancelled	$ 26.47
Average exercise price, Ending balance	$ 27.05
Average exercise price, Options exercisable	$ 26.29
Average remaining contractual term, Options outstanding	6
Average remaining contractual term, Options exercisable	4.7
Aggregate intrinsic value, Options outstanding	$ 78
Aggregate intrinsic value, Options exercisable	$ 49

Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options, Valuation Assumptions
Expected dividend yield	1.90%	2.20%	2.70%
Expected volatility	38.00%	39.00%	37.00%
Expected term (in years)	7.3	7.5	7.5
Risk-free rate	3.00%	3.20%	2.10%

Shareholders' Equity (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Restricted stock awards activity
Outstanding, Beginning balance	322,986
Granted	131,955
Vested	(39,819)
Outstanding, Ending balance	415,122
Average grant date fair value, Outstanding, Beginning balance	$ 25.27
Average grant date fair value, Granted	$ 31.45
Average grant date fair value, Vested	$ 28.41
Average grant date fair value, Outstanding, Ending balance	$ 27.85

Shareholders' Equity (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of accumulated other comprehensive income
Accumulated other comprehensive income, net unrealized gains on securities, beginning balance	$ 491	$ 167	$ (717)
Accumulated other comprehensive income, foreign currency translation adjustments, ending balance	9	12	5
Other comprehensive income, net unrealized gains on securities, pre-tax	141	507	1,396
Other comprehensive income, net unrealized gains on securities, tax	(49)	(177)	(489)
Other comprehensive income, net unrealized gains on securities, noncontrolling interests	(5)	(2)	(6)
Other comprehensive income, net unrealized gains on securities, net of tax	87	328	901
Change in accumulated other comprehensive income due to cumulative effect of accounting change, net unrealized gains on securities		(4)	(17)
Accumulated other comprehensive income, net unrealized gains on securities, ending balance	578	491	167
Accumulated other comprehensive income, foreign currency translation adjustments, beginning balance	12	5	(13)
Other comprehensive income, foreign currency translation adjustments, pre-tax	(2)	8	19
Other comprehensive income, foreign currency translation adjustments, noncontrolling interests	(1)		(1)
Other comprehensive income, foreign currency translation adjustments, net of tax	(3)	8	18
Other change in accumulated other comprehensive income, foreign currency translation adjustments		(1)
Accumulated other comprehensive income, pension and other postretirement plans adjustments, beginning balance	(8)	(8)	(7)
Other comprehensive income, pension and other postretirement plans adjustments, pre-tax	1		(2)
Other comprehensive income, pension and other postretirement plans adjustments, tax			1
Other comprehensive income, pension and other postretirement plans adjustments, net of tax	1		(1)
Accumulated other comprehensive income, pension and other postretirement plans adjustments, ending balance	(7)	(8)	(8)
Accumulated other comprehensive income, total, Beginning balance	495	164	(737)
Other comprehensive income, total, pre-tax	140	515	1,413
Other comprehensive income, total, tax	(49)	(177)	(488)
Other comprehensive income, total, noncontrolling interests	(6)	(2)	(7)
Other comprehensive income, total, net of tax	85	336	918
Other change in accumulated other comprehensive income, total		(5)	(17)
Accumulated other comprehensive income, total, Ending balance	$ 580	$ 495	$ 164

Shareholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2011 Stock incentive plan [Member]	Mar. 31, 2011 Annual Co-CEO Equity Bonus Plan [Member]	Dec. 31, 2011 Voting Preferred Stock [Member]	Dec. 31, 2011 Nonvoting Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, shares authorized								12,500,000	12,500,000
Preferred Stock, par value								$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance under stock incentive plans						12,800,000
Other benefit plans, shares							188,302
Common Stock issued, fair value per share							$ 33.99
Unrecognized compensation expense related to equity-based awards that have yet to vest				$ 8	$ 23
Weighted average period of cost expected to be recognized				2.4	3.2
Stockholders' Equity (Textual) [Abstract]
Rate of options exercisable per year, commencing one year after grant	20% per year commencing one year after grant
Duration of options expiration, after date of grant	10 years
Total intrinsic value of options exercised	23	19	11
Cash received from the exercise of stock options	33	27	10
Tax benefit related to exercise of stock options	7	6	4
Fair value per share of options granted	$ 12.49	$ 8.9	$ 5.85
Restricted common stock vesting period	three or four year period
Total compensation expense related to stock incentive plans	22	20	13
Tax benefit related to compensation costs	7	6	3
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ (16)	$ (11)	$ (66)

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
Earnings before income taxes	$ 558	$ 694	$ 818
Income taxes at statutory rate	195	243	286
Effect of Change in valuation allowance	44	(1)	(7)
Effect of Losses of managed investment entities	9	23
Effect of Goodwill impairment charge		8
Effect of Subsidiaries not in AFG's tax return	5	6	8
Effect of Tax exempt interest	(23)	(16)	(10)
Effect of Other income tax reconciliation	9	5	7
Provision for income taxes as shown on the Statement of Earnings	$ 239	$ 268	$ 284

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current taxes:
Federal	$ 186	$ 214	$ 239
State	4	4	6
Foreign		(1)	1
Deferred taxes:
Federal	22	65	53
Foreign	27	(14)	(15)
Provision for income taxes as shown on the Statement of Earnings	$ 239	$ 268	$ 284

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
UNITED STATES | Expiring 2012 - 2020 [Member]
Operating loss carry forwards
Operating Loss Carryforwards	$ 73
UNITED STATES | Expiring 2021 - 2025 [Member]
Operating loss carry forwards
Operating Loss Carryforwards	73
UNITED KINGDOM
Operating loss carry forwards
Operating Loss Carryforwards	$ 79

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Federal net operating loss carryforwards	$ 51	$ 52
Foreign underwriting losses	42	32
Insurance claims and reserves	435	404
Employee benefits	94	93
Other, net	52	68
Total deferred tax assets before valuation allowance	674	649
Valuation allowance against deferred tax assets	(97)	(54)
Total deferred tax assets	577	595
Deferred tax liabilities:
Subsidiaries not in AFG's tax return	(61)	(56)
Investment securities	(441)	(324)
Deferred acquisition costs	(208)	(257)
Total deferred tax liabilities	(710)	(637)
Net deferred tax liability	$ (133)	$ (42)

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Progression of the liability for uncertain tax positions, excluding interest and penalties
Balance at January 1	$ 52	$ 36	$ 36
Additions for tax positions of current year	7	16
Balance at December 31	$ 59	$ 52	$ 36

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006
Income Tax Reconciliation [Line Items]
Change in AFG's liability for uncertain tax positions	$ 7	$ 16
Operating Loss Carryforwards, Valuation Allowance	50
Income Taxes (Textual) [Abstract]
Statutory rate of income taxes	35.00%
Income (losses) subject to tax in foreign jurisdictions	(31)	(12)	(71)
Total unrecognized tax benefits and related interest that would impact the effective tax rate	51
Penalties accrued	0	0
Decrease in the liability for unrecognized tax benefits	36
Decrease in related accrued interest	15
Cash payments for income taxes	157	196	190	17
Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Reconciliation [Line Items]
AFG's liability for interest related to unrecognized tax benefits	15	12
Change in AFG's liability for uncertain tax positions	7	16
AFG [Member]
Income Tax Reconciliation [Line Items]
Interest included in tax provision	3	2	2
Charge for valuation allowance [Member]
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets	44
Charge for valuation allowance related to prior year losses [Member]
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets	$ 34

Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011
Property And Casualty Group [Member]
Contingencies (Textual) [Abstract]
Increase in asbestos and environmental reserves	$ 50	$ 50
Liability for asbestos and environmental reserves		454
Reinsurance recoverables on asbestos and environmental reserves, net of allowance		92
Former Railroad And Manufacturing Operations [Member]
Contingencies (Textual) [Abstract]
Increase in environmental and other reserves	9	9
GAFRI [Member]
Contingencies (Textual) [Abstract]
Liability for environmental and other claims		8
American Premier and Its Subsidiaries [Member]
Contingencies (Textual) [Abstract]
Liability for environmental and other claims		$ 84

Quarterly Operating Results (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Operating Results [Abstract]
Revenues	$ 1,283	$ 1,335	$ 1,093	$ 1,039	$ 1,156	$ 1,255	$ 1,052	$ 1,034	$ 4,750	$ 4,497	$ 4,320
Net earnings, including noncontrolling interests	127	108	30	54	109	136	95	86	319	426	534
Net earnings attributable to shareholders	$ 109	$ 97	$ 48	$ 88	$ 132	$ 143	$ 103	$ 104	$ 342	$ 482	$ 523
Earnings Attributable to Shareholders per Common Share:
Basic	$ 1.11	$ 0.97	$ 0.47	$ 0.84	$ 1.24	$ 1.32	$ 0.93	$ 0.93	$ 3.37	$ 4.41	$ 4.52
Diluted	$ 1.09	$ 0.95	$ 0.46	$ 0.83	$ 1.22	$ 1.3	$ 0.92	$ 0.92	$ 3.32	$ 4.36	$ 4.48
Average number of Common Shares:
Basic	98.2	99.7	102.7	104.6	106.7	108.2	110.2	112	101.3	109.2	115.7
Diluted	99.8	101.3	104.4	106.2	108.1	109.5	111.8	113.1	102.9	110.5	116.8

Quarterly Operating Results (Unaudited) (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized gains (losses) on securities and favorable (unfavorable) development on unpaid loss and loss adjustment expenses
Total realized gains on securities	$ 49	$ 8	$ 19		$ 29	$ 57	$ 11	$ 4	$ 76	$ 101	$ 43
Prior year development favorable (unfavorable)	$ 27	$ 34	$ (13)	$ 21	$ 48	$ 14	$ 57	$ 39	$ 69	$ 158	$ 198

Quarterly Operating Results (Unaudited) (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Operating Results Unaudited [Line Items]
Total realized gains on securities	$ 49	$ 8	$ 19		$ 29	$ 57	$ 11	$ 4	$ 76	$ 101	$ 43
Prior year development favorable (unfavorable)	27	34	(13)	21	48	14	57	39	69	158	198
Quarterly Operating Results (Unaudited) (Textual) [Abstract]
Pretax catastrophe losses			23				34
Investment in Verisk Analytics, Inc. [Member]
Quarterly Operating Results Unaudited [Line Items]
Total realized gains on securities	40		33			26
Marketform [Member]
Quarterly Operating Results Unaudited [Line Items]
Prior year development favorable (unfavorable)						(39)
Property and casualty insurance reserves [Member]
Quarterly Operating Results Unaudited [Line Items]
Special charges to increase asbestos and environmental reserves			50
Railroad and manufacturing operations [Member]
Quarterly Operating Results Unaudited [Line Items]
Special charges to increase asbestos and environmental reserves			9
Special Charges [Member]
Quarterly Operating Results Unaudited [Line Items]
Charge for valuation allowance against deferred tax assets	$ 34

Insurance (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Analysis of changes in the liability for losses and loss adjustment expenses, net of reinsurance
Balance at beginning of period				$ 4,164				$ 3,899	$ 4,164	$ 3,899	$ 4,154
Provision for losses and LAE occurring in the current year									1,813	1,615	1,385
Net decrease in provision for claims of prior years	(27)	(34)	13	(21)	(48)	(14)	(57)	(39)	(69)	(158)	(198)
Total losses and LAE incurred									1,744	1,457	1,187
Payments for losses and LAE of:
Current year									(652)	(360)	(504)
Prior years									(969)	(1,116)	(998)
Total payments									(1,621)	(1,476)	(1,502)
Reserves of businesses acquired										287
Foreign - currency translation and other									(5)	(3)	60
Balance at end of period	4,282				4,164				4,282	4,164	3,899
Add back reinsurance recoverable, net of allowance	2,238				2,249				2,238	2,249	2,513
Gross unpaid losses and LAE included in the Balance Sheet	$ 6,520				$ 6,413				$ 6,520	$ 6,413	$ 6,412

Insurance (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Investment Income of AFG's Insurance Group
Investment income	$ 1,241	$ 1,191	$ 1,200
AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	1,233	1,184	1,197
Investment expenses	(34)	(25)	(38)
Net investment income	1,199	1,159	1,159
Fixed Maturities [Member] | AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	1,142	1,112	1,142
Equity Securities [Member] | AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	26	11	11
Other [Member] | AFG Insurance Group [Member]
Net Investment Income of AFG's Insurance Group
Investment income	$ 65	$ 61	$ 44

Insurance (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and casualty companies [Member]
Statutory information
Net Earnings (Loss)	$ 375	$ 624	$ 574
Policyholders' Surplus	1,976	2,101
Life insurance companies [Member]
Statutory information
Net Earnings (Loss)	190	213	(76)
Policyholders' Surplus	$ 1,225	$ 1,153

Insurance (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Direct premiums written	$ 4,061	$ 3,542	$ 3,731
Reinsurance assumed	45	47	32
Reinsurance ceded	(1,336)	(1,181)	(1,452)
Net written premiums	2,770	2,408	2,311
Direct premiums earned	4,062	3,653	3,854
Reinsurance assumed	41	45	32
Reinsurance ceded	(1,344)	(1,148)	(1,474)
Net earned premiums	2,759	2,550	2,412
Reinsurance recoveries	$ 770	$ 395	$ 898

Insurance (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 GALIC [Member]	Dec. 31, 2011 GALIC [Member]	Dec. 31, 2011 Property and Casualty [Member]
Insurance [Line Items]
Proceeds received under funding agreements with the Federal Home Loan Bank				$ 240,000,000	$ 240,000,000
Maturity period on advances from Federal Home Loan Bank, earliest					5 years
Maturity period on advances from Federal Home Loan Bank, latest					7 years
Interest rate on advances from Federal Home Loan Bank, range minimum					LIBOR + .02%
Interest rate on advances from Federal Home Loan Bank, range maximum					LIBOR + .03%
Average interest rate on advances from Federal Home Loan Bank					0.31%
Estimated fair value of commercial mortgage-backed securities held as collateral by the Federal Home Loan Bank				301,000,000	301,000,000
Investment in Federal Home Loan Bank capital stock				22,000,000	22,000,000
Interest on advances from Federal Home Loan Bank					100,000
Special charge to increase asbestos and environmental reserves						50,000,000
Insurance (Textual) [Abstract]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	1,200,000,000
Undrawn letters of credit	173,000,000
Undrawn letters of credit, collateralized	16,000,000
Workers' compensation insurance discount rate	6.00%
Workers' compensation insurance discount, which has reduced the liability for unpaid losses and loss adjustment expenses	30,000,000
Face amount of life insurance, reinsured by AFG	16,000,000,000	18,000,000,000
Life written premiums ceded	44,000,000	49,000,000	54,000,000
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	63,000,000	52,000,000
Death benefits paid in excess of the variable annuity account balances, maximum	$ 1,000,000	$ 1,000,000	$ 1,000,000

Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information (Textual) [Abstract]
Charges for possible losses on reinsurance recoverables, maximum	$ 1	$ 1	$ 1
Aggregate allowance for losses on reinsurance recoverables	26	28
Total rental expense	54	42	42
Operating lease future minimum payments due in 2012	52
Operating lease future minimum payments due in 2013	49
Operating lease future minimum payments due in 2014	44
Operating lease future minimum payments due in 2015	37
Operating lease future minimum payments due in 2016	33
Operating lease future minimum payments due after five years	197
Commitments to fund limited partnerships	25
Maximum amount of dividends available to be paid by insurance subsidiaries to AFG without prior approval of regulatory authorities	546
Retirement and employee savings plan expense	$ 26	$ 30	$ 34

Condensed Consolidating Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and investments	$ 25,577	$ 22,670
Recoverables from reinsurers and prepaid reinsurance premiums	3,351	3,386
Agents' balances and premiums receivable	565	535
Deferred policy acquisition costs	901	1,031
Assets of managed investment entities	3,058	2,537
Other assets	2,386	2,082
Total assets	35,838	32,241	27,442
Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	8,004	7,947
Annuity, life, accident and health benefits and reserves	17,147	14,555
Liabilities of managed investment entities	2,787	2,323
Long-term debt	934	952
Other liabilities	2,409	1,983
Total liabilities	31,281	27,760
Total shareholders' equity	4,411	4,331
Noncontrolling interests	146	150
Total liabilities and equity	35,838	32,241
AFG [Member]
Assets:
Cash and investments	456	412
Other assets	105	36
Investment in subsidiaries and affiliates	4,732	4,677
Total assets	5,293	5,125
Liabilities and Equity:
Long-term debt	600	600
Other liabilities	282	194
Total liabilities	882	794
Total shareholders' equity	4,411	4,331
Total liabilities and equity	5,293	5,125
GAFRI [Member]
Assets:
Cash and investments	32	33
Other assets	5	6
Investment in subsidiaries and affiliates	2,015	1,854
Total assets	2,052	1,893
Liabilities and Equity:
Long-term debt		1
Other liabilities	20	19
Total liabilities	20	20
Total shareholders' equity	2,032	1,873
Total liabilities and equity	2,052	1,893
AAG Holding [Member]
Assets:
Other assets	5	5
Investment in subsidiaries and affiliates	2,107	1,951
Total assets	2,112	1,956
Liabilities and Equity:
Long-term debt	220	219
Other liabilities	109	110
Total liabilities	329	329
Total shareholders' equity	1,783	1,627
Total liabilities and equity	2,112	1,956
All Other Subs [Member]
Assets:
Cash and investments	25,090	22,228
Recoverables from reinsurers and prepaid reinsurance premiums	3,351	3,386
Agents' balances and premiums receivable	565	535
Deferred policy acquisition costs	901	1,031
Assets of managed investment entities	3,058	2,537
Other assets	2,309	2,050
Investment in subsidiaries and affiliates	643	671
Total assets	35,917	32,438
Liabilities and Equity:
Unpaid losses and loss adjustment expenses and unearned premiums	8,004	7,947
Annuity, life, accident and health benefits and reserves	17,148	14,556
Liabilities of managed investment entities	2,787	2,323
Long-term debt	115	133
Other liabilities	2,196	1,814
Total liabilities	30,250	26,773
Total shareholders' equity	5,521	5,515
Noncontrolling interests	146	150
Total liabilities and equity	35,917	32,438
Consol. Entries [Member]
Assets:
Cash and investments	(1)	(3)
Other assets	(38)	(15)
Investment in subsidiaries and affiliates	(9,497)	(9,153)
Total assets	(9,536)	(9,171)
Liabilities and Equity:
Annuity, life, accident and health benefits and reserves	(1)	(1)
Long-term debt	(1)	(1)
Other liabilities	(198)	(154)
Total liabilities	(200)	(156)
Total shareholders' equity	(9,336)	(9,015)
Total liabilities and equity	$ (9,536)	$ (9,171)

Condensed Consolidating Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Property and casualty insurance premiums									$ 2,759	$ 2,550	$ 2,412
Life, accident and health premiums									430	451	444
Realized gains (losses)									73	88	38
Income of managed investment entities									72	23
Investment and other income									1,416	1,385	1,426
Total revenues	1,283	1,335	1,093	1,039	1,156	1,255	1,052	1,034	4,750	4,497	4,320
Costs and Expenses:
Insurance benefits and expenses									3,660	3,275	2,955
Interest charges on borrowed money									85	78	67
Expenses of managed investment entities									71	55
Other operating and general expenses									376	395	480
Total costs and expenses									4,192	3,803	3,502
Operating earnings before income taxes									558	694	818
Provision (credit) for income taxes									239	268	284
Net earnings, including noncontrolling interests	127	108	30	54	109	136	95	86	319	426	534
Less: Net earnings (loss) attributable to noncontrolling interests									(23)	(56)	11
Net Earnings Attributable to Shareholders	109	97	48	88	132	143	103	104	342	482	523
AFG [Member]
Revenues:
Investment and other income									2	4	2
Equity in earnings of subsidiaries									708	855	902
Total revenues									710	859	904
Costs and Expenses:
Interest charges on borrowed money									64	58	50
Other operating and general expenses									65	51	47
Total costs and expenses									129	109	97
Operating earnings before income taxes									581	750	807
Provision (credit) for income taxes									239	268	284
Net earnings, including noncontrolling interests									342	482	523
Net Earnings Attributable to Shareholders									342	482	523
GAFRI [Member]
Revenues:
Realized gains (losses)									(1)	(2)	(7)
Investment and other income									11	11	10
Equity in earnings of subsidiaries									187	191	63
Total revenues									197	200	66
Costs and Expenses:
Other operating and general expenses									15	16	20
Total costs and expenses									15	16	20
Operating earnings before income taxes									182	184	46
Provision (credit) for income taxes									61	70	13
Net earnings, including noncontrolling interests									121	114	33
Net Earnings Attributable to Shareholders									121	114	33
AAG Holding [Member]
Revenues:
Equity in earnings of subsidiaries									214	238	105
Total revenues									214	238	105
Costs and Expenses:
Interest charges on borrowed money									25	25	25
Other operating and general expenses									5	5	6
Total costs and expenses									30	30	31
Operating earnings before income taxes									184	208	74
Provision (credit) for income taxes									63	70	22
Net earnings, including noncontrolling interests									121	138	52
Net Earnings Attributable to Shareholders									121	138	52
All Other Subs [Member]
Revenues:
Property and casualty insurance premiums									2,759	2,550	2,412
Life, accident and health premiums									430	451	444
Realized gains (losses)									75	90	44
Income of managed investment entities									72	23
Investment and other income									1,430	1,392	1,437
Total revenues									4,766	4,506	4,337
Costs and Expenses:
Insurance benefits and expenses									3,660	3,275	2,955
Interest charges on borrowed money									16	17	15
Expenses of managed investment entities									71	55
Other operating and general expenses									297	323	408
Total costs and expenses									4,044	3,670	3,378
Operating earnings before income taxes									722	836	959
Provision (credit) for income taxes									282	316	329
Net earnings, including noncontrolling interests									440	520	630
Less: Net earnings (loss) attributable to noncontrolling interests									(23)	(56)	11
Net Earnings Attributable to Shareholders									463	576	619
Consol. Entries [Member]
Revenues:
Realized gains (losses)									(1)		1
Investment and other income									(27)	(22)	(23)
Equity in earnings of subsidiaries									(1,109)	(1,284)	(1,070)
Total revenues									(1,137)	(1,306)	(1,092)
Costs and Expenses:
Interest charges on borrowed money									(20)	(22)	(23)
Other operating and general expenses									(6)		(1)
Total costs and expenses									(26)	(22)	(24)
Operating earnings before income taxes									(1,111)	(1,284)	(1,068)
Provision (credit) for income taxes									(406)	(456)	(364)
Net earnings, including noncontrolling interests									(705)	(828)	(704)
Net Earnings Attributable to Shareholders									$ (705)	$ (828)	$ (704)

Condensed Consolidating Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests	$ 127	$ 108	$ 30	$ 54	$ 109	$ 136	$ 95	$ 86	$ 319	$ 426	$ 534
Other comprehensive income, net of tax									91	338	925
Total comprehensive income, net of tax									410	764	1,459
Less: Comprehensive income (loss) attributable to noncontrolling interests									(17)	(54)	18
Comprehensive income attributable to shareholders									427	818	1,441
AFG [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									342	482	523
Other comprehensive income, net of tax									85	336	918
Total comprehensive income, net of tax									427	818	1,441
Comprehensive income attributable to shareholders									427	818	1,441
GAFRI [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									121	114	33
Other comprehensive income, net of tax									62	244	527
Total comprehensive income, net of tax									183	358	560
Comprehensive income attributable to shareholders									183	358	560
AAG Holding [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									121	138	52
Other comprehensive income, net of tax									62	240	518
Total comprehensive income, net of tax									183	378	570
Comprehensive income attributable to shareholders									183	378	570
All Other Subs [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									440	520	630
Other comprehensive income, net of tax									91	334	926
Total comprehensive income, net of tax									531	854	1,556
Less: Comprehensive income (loss) attributable to noncontrolling interests									(17)	(54)	18
Comprehensive income attributable to shareholders									548	908	1,538
Consol. Entries [Member]
Condensed consolidating statement of comprehensive income
Net earnings, including noncontrolling interests									(705)	(828)	(704)
Other comprehensive income, net of tax									(209)	(816)	(1,964)
Total comprehensive income, net of tax									(914)	(1,644)	(2,668)
Comprehensive income attributable to shareholders									$ (914)	$ (1,644)	$ (2,668)

Condensed Consolidating Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net earnings, including noncontrolling interests	$ 127	$ 108	$ 30	$ 54	$ 109	$ 136	$ 95	$ 86	$ 319	$ 426	$ 534
Adjustments:
Other operating activities, net									348	438	381
Net cash provided by (used in) operating activities									667	864	915
Investing Activities:
Purchases of investments, property and equipment									(5,994)	(5,435)	(5,020)
Purchases of subsidiaries										(128)	(5)
Proceeds from maturities and redemptions of investments									2,243	2,152	1,945
Proceeds from sales of investments, property and equipment									1,494	1,593	2,335
Managed investment entities:
Purchases of investments									(1,563)	(1,008)
Proceeds from sales and redemptions of investments									1,391	1,018
Other investing activities, net									(10)	103	(38)
Net cash provided by (used in) investing activities									(2,439)	(1,705)	(783)
Financing Activities:
Annuity receipts									3,326	2,282	1,434
Annuity surrenders, benefits and withdrawals									(1,321)	(1,221)	(1,273)
Net transfers from (to) variable annuity assets									39	7	(10)
Additional long-term borrowings									2	159	581
Reductions of long-term debt									(20)	(39)	(785)
Issuances of managed investment entities' liabilities									394
Retirement of managed investment entities' liabilities									(66)	(45)
Issuances of Common Stock									39	32	15
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net									(14)		(97)
Net cash provided by (used in) financing activities									1,997	820	(276)
Net Change in Cash and Cash Equivalents									225	(21)	(144)
Cash and cash equivalents at beginning of year				1,099				1,120	1,099	1,120	1,264
Cash and cash equivalents at end of year	1,324				1,099				1,324	1,099	1,120
AFG [Member]
Operating Activities:
Net earnings, including noncontrolling interests									342	482	523
Adjustments:
Equity in net earnings of subsidiaries									(439)	(551)	(587)
Dividends from subsidiaries									542	550	636
Other operating activities, net									17		14
Net cash provided by (used in) operating activities									462	481	586
Investing Activities:
Purchases of investments, property and equipment									(54)	(13)	(14)
Returns of capital from (capital contributions to) subsidiaries									(27)	(97)	(170)
Proceeds from maturities and redemptions of investments									4		1
Proceeds from sales of investments, property and equipment									5		15
Managed investment entities:
Net cash provided by (used in) investing activities									(72)	(110)	(168)
Financing Activities:
Additional long-term borrowings										128	522
Reductions of long-term debt											(776)
Issuances of Common Stock									37	31	14
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net										(2)
Net cash provided by (used in) financing activities									(345)	(198)	(381)
Net Change in Cash and Cash Equivalents									45	173	37
Cash and cash equivalents at beginning of year				370				197	370	197	160
Cash and cash equivalents at end of year	415				370				415	370	197
GAFRI [Member]
Operating Activities:
Net earnings, including noncontrolling interests									121	114	33
Adjustments:
Equity in net earnings of subsidiaries									(123)	(119)	(45)
Dividends from subsidiaries									3		3
Other operating activities, net									(1)	(2)	4
Net cash provided by (used in) operating activities										(7)	(5)
Investing Activities:
Purchases of investments, property and equipment										(5)	(15)
Returns of capital from (capital contributions to) subsidiaries									14	(7)	(141)
Proceeds from maturities and redemptions of investments									9	11	2
Proceeds from sales of investments, property and equipment											1
Managed investment entities:
Net cash provided by (used in) investing activities									23	(1)	(153)
Financing Activities:
Capital contributions from (returns of capital to) parent									16	16	168
Cash dividends paid on Common Stock									(40)
Net cash provided by (used in) financing activities									(24)	16	168
Net Change in Cash and Cash Equivalents									(1)	8	10
Cash and cash equivalents at beginning of year				20				12	20	12	2
Cash and cash equivalents at end of year	19				20				19	20	12
AAG Holding [Member]
Operating Activities:
Net earnings, including noncontrolling interests									121	138	52
Adjustments:
Equity in net earnings of subsidiaries									(141)	(157)	(73)
Dividends from subsidiaries									38	16
Other operating activities, net									2	1	(3)
Net cash provided by (used in) operating activities									20	(2)	(24)
Investing Activities:
Returns of capital from (capital contributions to) subsidiaries									(1)	(5)	(116)
Managed investment entities:
Net cash provided by (used in) investing activities									(1)	(5)	(116)
Financing Activities:
Capital contributions from (returns of capital to) parent									(19)	7	140
Net cash provided by (used in) financing activities									(19)	7	140
All Other Subs [Member]
Operating Activities:
Net earnings, including noncontrolling interests									440	520	630
Adjustments:
Other operating activities, net									328	438	367
Net cash provided by (used in) operating activities									768	958	997
Investing Activities:
Purchases of investments, property and equipment									(5,940)	(5,417)	(4,991)
Purchases of subsidiaries										(128)	(5)
Proceeds from maturities and redemptions of investments									2,230	2,141	1,942
Proceeds from sales of investments, property and equipment									1,489	1,593	2,319
Managed investment entities:
Purchases of investments									(1,563)	(1,008)
Proceeds from sales and redemptions of investments									1,391	1,018
Other investing activities, net									(10)	103	(38)
Net cash provided by (used in) investing activities									(2,403)	(1,698)	(773)
Financing Activities:
Annuity receipts									3,326	2,282	1,434
Annuity surrenders, benefits and withdrawals									(1,321)	(1,221)	(1,273)
Net transfers from (to) variable annuity assets									39	7	(10)
Additional long-term borrowings									2	31	59
Reductions of long-term debt									(20)	(39)	(9)
Issuances of managed investment entities' liabilities									394
Retirement of managed investment entities' liabilities									(66)	(45)
Issuances of Common Stock									2	1	1
Capital contributions from (returns of capital to) parent									(143)	86	119
Cash dividends paid on Common Stock									(383)	(566)	(639)
Other financing activities, net									(14)	2	(97)
Net cash provided by (used in) financing activities									1,816	538	(415)
Net Change in Cash and Cash Equivalents									181	(202)	(191)
Cash and cash equivalents at beginning of year				709				911	709	911	1,102
Cash and cash equivalents at end of year	890				709				890	709	911
Consol. Entries [Member]
Operating Activities:
Net earnings, including noncontrolling interests									(705)	(828)	(704)
Adjustments:
Equity in net earnings of subsidiaries									703	827	705
Dividends from subsidiaries									(583)	(566)	(639)
Other operating activities, net									2	1	(1)
Net cash provided by (used in) operating activities									(583)	(566)	(639)
Investing Activities:
Returns of capital from (capital contributions to) subsidiaries									14	109	427
Managed investment entities:
Net cash provided by (used in) investing activities									14	109	427
Financing Activities:
Capital contributions from (returns of capital to) parent									146	(109)	(427)
Cash dividends paid on Common Stock									423	566	639
Net cash provided by (used in) financing activities									$ 569	$ 457	$ 212

Condensed Financial Information of Parent Company (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and investments	$ 25,577	$ 22,670
Other assets	2,386	2,082
Total assets	35,838	32,241	27,442
Liabilities and Equity:
Long-term debt	934	952
Other liabilities	2,409	1,983
Shareholders' equity	4,411	4,331
Total liabilities and equity	35,838	32,241
AFG [Member]
Assets:
Cash and investments	456	412
Investment in subsidiaries	4,732	4,677
Other assets	105	36
Total assets	5,293	5,125
Liabilities and Equity:
Long-term debt	600	600
Other liabilities	282	194
Shareholders' equity	4,411	4,331
Total liabilities and equity	$ 5,293	$ 5,125

Condensed Financial Information of Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Investment and other income									$ 1,416	$ 1,385	$ 1,426
Total revenues	1,283	1,335	1,093	1,039	1,156	1,255	1,052	1,034	4,750	4,497	4,320
Costs and Expenses:
Other operating and general expenses									376	395	480
Total costs and expenses									4,192	3,803	3,502
Operating earnings before income taxes									558	694	818
Provision for income taxes									239	268	284
Net Earnings Attributable to Shareholders	109	97	48	88	132	143	103	104	342	482	523
AFG [Member]
Revenues:
Dividends from subsidiaries									544	554	673
Equity in undistributed earnings of subsidiaries									164	301	229
Investment and other income									2	4	2
Total revenues									710	859	904
Costs and Expenses:
Interest charges on intercompany borrowings									11	12	13
Interest charges on other borrowings									53	46	37
Other operating and general expenses									65	51	47
Total costs and expenses									129	109	97
Operating earnings before income taxes									581	750	807
Provision for income taxes									239	268	284
Net Earnings Attributable to Shareholders									$ 342	$ 482	$ 523

Condensed Financial Information of Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statement of comprehensive income
Net earnings attributable to shareholders	$ 109	$ 97	$ 48	$ 88	$ 132	$ 143	$ 103	$ 104	$ 342	$ 482	$ 523
Other comprehensive income, net of tax									91	338	925
Total comprehensive income, net of tax									427	818	1,441
AFG [Member]
Condensed consolidating statement of comprehensive income
Net earnings attributable to shareholders									342	482	523
Other comprehensive income, net of tax									85	336	918
Total comprehensive income, net of tax									$ 427	$ 818	$ 1,441

Condensed Financial Information of Parent Company (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Earnings Attributable to Shareholders	$ 109	$ 97	$ 48	$ 88	$ 132	$ 143	$ 103	$ 104	$ 342	$ 482	$ 523
Adjustments:
Other operating activities, net									348	438	381
Net cash provided by (used in) operating activities									667	864	915
Investing Activities:
Purchases of investments, property and equipment									(5,994)	(5,435)	(5,020)
Proceeds from maturities and redemptions of investments									2,243	2,152	1,945
Proceeds from sales of investments, property and equipment									1,494	1,593	2,335
Net cash provided by (used in) investing activities									(2,439)	(1,705)	(783)
Financing Activities:
Additional long-term borrowings									2	159	581
Reductions of long-term debt									(20)	(39)	(785)
Issuances of Common Stock									39	32	15
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net									(14)		(97)
Net cash provided by (used in) financing activities									1,997	820	(276)
Net Change in Cash and Cash Equivalents									225	(21)	(144)
Cash and cash equivalents at beginning of year				1,099				1,120	1,099	1,120	1,264
Cash and cash equivalents at end of year	1,324				1,099				1,324	1,099	1,120
AFG [Member]
Operating Activities:
Net Earnings Attributable to Shareholders									342	482	523
Adjustments:
Equity in net earnings of subsidiaries									(439)	(551)	(587)
Dividends from subsidiaries									542	550	636
Other operating activities, net									17		14
Net cash provided by (used in) operating activities									462	481	586
Investing Activities:
Purchases of investments, property and equipment									(54)	(13)	(14)
Returns of capital from (capital contributions to) subsidiaries									(27)	(97)	(170)
Proceeds from maturities and redemptions of investments									4		1
Proceeds from sales of investments, property and equipment									5		15
Net cash provided by (used in) investing activities									(72)	(110)	(168)
Financing Activities:
Additional long-term borrowings										128	522
Reductions of long-term debt											(776)
Issuances of Common Stock									37	31	14
Repurchases of Common Stock									(315)	(292)	(81)
Cash dividends paid on Common Stock									(67)	(63)	(60)
Other financing activities, net										(2)
Net cash provided by (used in) financing activities									(345)	(198)	(381)
Net Change in Cash and Cash Equivalents									45	173	37
Cash and cash equivalents at beginning of year				370				197	370	197	160
Cash and cash equivalents at end of year	$ 415				$ 370				$ 415	$ 370	$ 197

Supplemental Information Concerning Property-Casualty Insurance Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information Concerning Property-Casualty Insurance Operations [Abstract]
Deferred policy acquisition costs	$ 189	$ 181
Reserves for unpaid claims and claims adjustment expenses	6,520	6,413
Discount deducted from reserves	30	32
Unearned premiums	1,484	1,534
Earned premiums	2,759	2,550	2,412
Net investment income	269	317	394
Claims and claim adjustment expenses incurred related to current year	1,813	1,615	1,385
Claims and claim adjustment expenses incurred related to prior years	(69)	(158)	(198)
Amortization of deferred policy acquisition costs	425	404	421
Paid claims and claim adjustment expenses	1,621	1,476	1,502
Premiums written	$ 2,770	$ 2,408	$ 2,311

Supplemental Information Concerning Property-Casualty Insurance Operations (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information Concerning Property Casualty Insurance Operations (Textual) [Abstract]
Reinsurance recoverables on unpaid losses and loss adjustment expenses, net of allowance	$ 2,238	$ 2,249	$ 2,513
Supplemental Information Concerning Property-Casualty Insurance Operations, Discounted rate	6.00%	6.00%
Prepaid reinsurance premiums	$ 409	$ 422